AS FILED WITH THE  SECURITIES  AND EXCHANGE  COMMISSION ON DECEMBER 29,  2004
--------------------------------------------------------------------------------

                               FILE NOS. 333-61698
                                    811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 9

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 84

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 MOTOR PARKWAY
                                    SUITE 132
                            HAUPPAUGE, NEW YORK 11788
                                  631/357-8920
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     SUN JIN MOON, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, NW                            OF NEW YORK
SUITE 500                                    3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485



                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant  is filing this  post-effective  amendment  ("Amendment")  to (1) add disclosure regarding the SureIncome Withdrawal Benefit Option (2) begin assessing a charge for the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and (3) amend the disclosure regarding short term trading. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

The following is a supplement to your Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-866-718-9824.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)
                as supplemented October 1, 2004 and June 9, 2004

This supplement describes changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, and describes the SureIncome Withdrawal Benefit Option available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The description of the SureIncome Withdrawal Benefit Option begins later in the supplement under the section entitled SureIncome Withdrawal Benefit Option. Your prospectus is amended as follows for changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts:

All references in the prospectus to the "Spousal Protection Benefit Option" should be changed to the "Spousal Protection Benefit (Co-Annuitant) Option."



Page 3: Add the following to the Important Terms list under the heading "Important Terms":


Spousal Protection Benefit (Co-Annuitant) Option for
Custodial Individual Retirement Accounts                                     18


Page 6: Replace the 10th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
     Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.


**No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.

Page 11: Delete the 5th line reference to the Spousal Protection Benefit (Co-Annuitant) Option mortality and expense risk charge under the 2nd paragraph under the heading "Variable Account Annual Expenses".

Page 11: Add the following after the description of the "Retirement Income Guarantee Option Fee" under the heading "Variable Account Annual Expenses":

Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)


-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                           0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005.
Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                           0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.



If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.


Page 15: Replace the 2nd paragraph under the subheading "Example 1" with the following (to reflect the addition of the Spousal Protection Benefit (Co-Annuitant) Option:

                  The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $10,000 in the Contract for the time periods indicated;

o    earned a 5% annual return on your investment;

o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

o    elected the MAV Death Benefit Option;

o    elected RIG 2 (assuming Income Base A); and

o    elected the Spousal Protection Benefit (Co-Annuitant) Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Page 15: Under the subheading "Example 1" replace the expense example table with the following:




------------------------------------------------------------------------------------------------------------------------------------
                          Allstate Advisor NY                Allstate Advisor Plus NY                Allstate Advisor Preferred NY
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year 3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------ -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,271  $6,889   $9,085   $11,542   $3,429    $7,154   $9,345    $11,553  $3,217 $6,857    $8,878  $11,553
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $922   $1,426   $1,960   $3,605    $1,080    $1,730   $2,323    $3,895    $867  $1,432    $1,855   $3,895
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                            Allstate Advisor                     Allstate Advisor
                              Preferred NY                         Preferred NY
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,227  $6,534   $8,894   $11,556   $2,727    $6,552   $8,909    $11,559
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $877   $1,122   $1,905   $3,990     $378     $1,153   $1,954    $4,083
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------








Page 16: Under the subheading "Example 2" replace the expense example table with the following:


------------------------------------------------------------------------------------------------------------------------------------
                          Allstate Advisor NY                Allstate Advisor Plus NY                Allstate Advisor Preferred NY
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year 3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------ -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,676  $6,464   $8,830   $11,542   $2,707    $6,517   $8,878    $11,553  $2,707 $6,517    $8,878  $11,553
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $327   $1,001   $1,705   $3,605     $357     $1,092   $1,855    $3,895    $357  $1,092    $1,855   $3,895
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                            Allstate Advisor                     Allstate Advisor
                              Preferred NY                         Preferred NY
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,717  $6,534   $8,894   $11,556   $2,727    $6,552   $8,909    $11,559
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $367   $1,122   $1,905   $3,990     $378     $1,153   $1,954    $4,083
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------

Page 16: Under the subheading "Example 2" replace the third to last sentence of the bolded paragraph with the following:

The above examples assume you have selected the MAV Death Benefit Option, RIG 2 and that Income Base A is applied and the Spousal Protection Benefit (Co-Annuitant) Option.




Page 17: Replace the 5th paragraph under the subheading "Contract Owner" with the following:

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90.

Page 17: Replace the second paragraph with the following under the subheading "Annuitant":
If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.


Page 17: Add the following before the 2nd to last paragraph under the subheading "Annuitant":

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.



Page 18: Add the following immediately after the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option

Page 18: Replace the 2nd bulletpoint in the first paragraph under the new subheading "Spousal Protection Benefit (Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

o    the Contract Owner must be age 90 or younger on the Rider Application Date;

o and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

Page 18: Replace the first sentence under the last paragraph under the new subheading "Spousal Protection Benefit (Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant.

Page 18: Add the following after the last paragraph under the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

o the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

o the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

o the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

o the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

o    the Annuitant must be age 90 or younger on the Rider Application Date; and

o    the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

Page 34: Delete the 2nd to last bulletpoint under the heading "MORTALITY AND EXPENSE RISK CHARGE".


Page 34: Add the following after the section "TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE":


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


Page 48: Replace the 3rd and 4th bulletpoints after the 1st paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

o The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.


o The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Page 49: Replace the 4th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

Page 49: Replace the 5th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:


The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:



o upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

o upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

o    on the date the Contract is terminated;

o    on the Payout Start Date; or

o on the date you change the beneficiary of the Contract and the change is accepted by us;

o for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

o for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.


Once terminated, a new Spousal Protection Benefit(Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

Page 49: Add the following after the section "Death of Co-Annuitant" under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" (Note: for Contracts that have already been issued the Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts, this section replaces the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant section of the supplement dated June 9, 2004):

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

o The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

o The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

o The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

o    The Annuitant must be age 90 or younger on the CSP Application Date.

o    The Co-Annuitant must be age 79 or younger on the CSP Application Date.

o The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. We may require proof of marriage in a form satisfactory to us.

o    We have made no payments under any Income Plan.

o There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

o The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

o The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

o The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.


You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.


For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

o On the date CSP is terminated as described above; or o Upon the death of the Annuitant; or o Upon the death of the Co-Annuitant; or o On the date the Contract is terminated; or o On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

o    The CSP Conditions are met.

o The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o    We have received proof satisfactory to us that the Co-Annuitant has died.

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

o the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

o The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

o    The Owner does not thereafter name a new Co-Annuitant; and

o The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

o    The Contract may only be continued once.

SUREINCOME WITHDRAWAL BENEFIT OPTION


Your prospectus is amended as follows for changes related to the SureIncome Withdrawal Benefit Option:


Page 2:  Add the following to the heading "Table of Contents":

Appendix I - SureIncome Withdrawal Benefit Option
Calculation Examples                                                            103

Page 3: Add the following to the end of the Important Terms list under the heading "Important Terms":

SureIncome Withdrawal Benefit Option                                            27
Benefit Year                                                                    27
Withdrawal Benefit Payout Phase                                                 27
Withdrawal Benefit Payout Phase Start Date                                      27
Withdrawal Benefit Factor                                                       27
Benefit Payment                                                                 27
Benefit Payment Remaining                                                       27




Page 6: Replace the last sentence of the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome Withdrawal Benefit Option.

Page 6: Add the following after the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the SureIncome Withdrawal Benefit Option ("SureIncome Option") you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option. We may discontinue offering the SureIncome Option at any time prior to the time you elect to receive it.

Page 8: Replace the 1st sentence of the 2nd paragraph under the heading "Withdrawals" with the following:


If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract.


Page 11: Add the following after the "TrueReturnSM Accumulation Benefit Option Fee" subheading under the heading "Variable Account Annual Expenses":

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)


------------------------------------------------------- -----------------------------------------------------

         SureIncome Withdrawal Benefit Option                                  0.50%*

------------------------------------------------------- -----------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

Page 21: Replace the 3rd sentence of the 2nd paragraph under the heading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" with the following:

You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option.

Page 25: Add the following before the last paragraph under the heading "Rider Trade-In Option":


Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.


Page 25: Add the following after the "TRUERETURNSM ACCUMULATION BENEFIT OPTION" section:

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SUREINCOME Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SUREINCOME Option, it cannot be changed after the Rider Date unless that SUREINCOME Option is terminated.

Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

         The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

         The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

          If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

         The Benefit Payment immediately prior to the withdrawal; or

         The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.

Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

         If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

          The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

          The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.


Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment Remaining would also be $8,000 at the beginning of benefit year two.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.



Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)      to the Variable Sub-Accounts; or
(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to the Variable Sub-Accounts; or
(3)      to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Currently, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1,2):


----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities            Van Kampen UIF Equity Growth (Class I & II)(3)(4)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(4)
Van Kampen UIF U.S. Real Estate(4)

----------------------------------------------------- ----------------------------------------------------


 (1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add this rider on or after January 1, 2005, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. This Rider Trade-in Option is available provided all of the following conditions are met:

         The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

         The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

         The New Option must be an Option that we make available for use with this Rider Trade-In Option.

         The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Termination of the SureIncome Option
This SureIncome Option will terminate on the earliest of the following to occur:

          The Benefit Base is reduced to zero;

          On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

          On the date the Contract is terminated;

          On the date the SureIncome Option is cancelled;

          On the date we receive a Complete Request for Settlement of the Death Proceeds; or

          On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Page 31: Replace the last two sentences of the 2nd paragraph under the heading "TRANSFERS DURING THE ACCUMULATION PHASE" with the following:

If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnSM Accumulation Benefit Option" and "Withdrawal Benefit Option" sections of this prospectus for more information.


Page 35: Add the following after the section "RETIREMENT INCOME GUARANTEE OPTION FEE":


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


Page 36: Replace the 4th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.

Page 36: Replace the 6th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details.

Page 37: Replace the 1st sentence of under the heading "MINIMUM CONTRACT VALUE" with the following:

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract.


Page 103:  Add the following Appendix:

Appendix I - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of 40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000. The Benefit
Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x
($130,000-$25,000))=$8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000. The Benefit
Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.
The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Part III - SUREINCOME WITHDRAWAL BENEFIT OPTION


Your prospectus is amended as follows for changes related to the SureIncome Withdrawal Benefit Option:


Page 2:  Add the following to the heading "Table of Contents":

Appendix I - SureIncome Withdrawal Benefit Option
Calculation Examples                                                            80

Page 3: Add the following to the end of the Important Terms list under the heading "Important Terms":

SureIncome Withdrawal Benefit Option                                            23
Benefit Year                                                                    23
Withdrawal Benefit Payout Phase                                                 23
Withdrawal Benefit Payout Phase Start Date                                      23
Withdrawal Benefit Factor                                                       23
Benefit Payment                                                                 23
Benefit Payment Remaining                                                       23


Page 6: Replace the last sentence of the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome Withdrawal Benefit Option.

Page 6: Add the following after the 4th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the SureIncome Withdrawal Benefit Option ("SureIncome Option") you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option. We may discontinue offering the SureIncome Option at any time prior to the time you elect to receive it.

Page 8: Replace the 1st sentence of the 2nd paragraph under the heading "Withdrawals" with the following:


If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract.


Page 11: Add the following after the "TrueReturnSM Accumulation Benefit Option Fee" subheading under the heading "Variable Account Annual Expenses":

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)


------------------------------------------------------- -----------------------------------------------------

         SureIncome Withdrawal Benefit Option                                  0.50%*

------------------------------------------------------- -----------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

Page 19: Replace the 3rd sentence of the 2nd paragraph under the heading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" with the following:

You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option.

Page 23: Add the following before the last paragraph under the heading "Rider Trade-In Option":


Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.


Page 23: Add the following after the "TRUERETURNSM ACCUMULATION BENEFIT OPTION" section:

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).


The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SUREINCOME Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

         The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

         The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

         If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

         The Benefit Payment immediately prior to the withdrawal; or

         The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.

Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

         If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

         The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

         The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.


Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)      to the Variable Sub-Accounts; or
(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest to the Variable Sub-Accounts; or
(3)      to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Currently, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows*:

----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

AIM V.I. Basic Value Fund                             AIM V.I. Capital Appreciation Fund
AIM V.I. Mid Cap Core Equity Fund                     AllianceBerstein Premier Growth Portfolio
AIM V.I. Premier Equity Fund                          Morgan Stanley VIS Aggressive Equity Portfolio
AllianceBernstein Growth Portfolio                    Morgan Stanley VIS European Growth Portfolio
AllianceBernstein Growth and Income Portfolio         Morgan Stanley VIS Global Advantage Portfolio
AllianceBernstein Small Cap Value Portfolio           Morgan Stanley VIS Information Portfolio
FTVIP Franklin High Income Fund                       Van Kampen LIT Aggressive Growth Portfolio
FTVIP Franklin Income Securities Fund                 Van Kampen UIF Equity Growth Portfolio**
FTVIP Mutual Shares Securities Fund                   Van Kampen UIF Small Company Growth Portfolio**
FTVIP Templeton Foreign Securities Fund
Morgan Stanley VIS Dividend Growth Portfolio
Morgan Stanley VIS Equity Portfolio
Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS High Yield Portfolio
Morgan Stanley VIS Income Builder Portfolio
Morgan Stanley VIS Limited Duration Portfolio
Morgan Stanley VIS Money Market Portfolio
Morgan Stanley VIS Quality Income Plus Portfolio
Morgan Stanley VIS S&P 500 Index Portfolio
Morgan Stanley VIS Strategist Portfolio
Morgan Stanley VIS Utilities Portfolio
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager Fund
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio**
Van Kampen UIF Emerging Markets Equity Portfolio**
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF Global Franchise Portfolio**
Van Kampen UIF Mid Cap Growth Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**
Van Kampen UIF U.S. Real Estate Portfolio**

----------------------------------------------------- ----------------------------------------------------


* Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add the SureIncome Option, you must transfer any portion of your Contract Value that is allocated to this Variable Sub-Account to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

**  Morgan  Stanley  Investment  Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.



Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.


This Rider Trade-in Option is available provided all of the following conditions are met:


     The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


     The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.


     The New Option must be an Option that we make available for use with this Rider Trade-In Option.


The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Termination of the SureIncome Option This SureIncome Option will terminate on the earliest of the following to occur:


     The Benefit Base is reduced to zero;


     On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);


     On the date the Contract is terminated;


     On the date the SureIncome Option is cancelled;

     On the date we receive a Complete Request for Settlement of the Death Proceeds; or


     On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Page 28: Replace the last two sentences of the 2nd paragraph under the heading "TRANSFERS DURING THE ACCUMULATION PHASE" with the following:

If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply.
See the "TrueReturnSM Accumulation Benefit Option" and "Withdrawal Benefit Option" sections of this prospectus for more information.


Page 32: Add the following after the section "RETIREMENT INCOME GUARANTEE OPTION FEE":

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual fee for the SureIncome Option ("SureIncome Option Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SUREINCOME Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


Page 33: Replace the 4th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract.

Page 33: Replace the 6th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details.

Page 34: Replace the 1st sentence of under the heading "MINIMUM CONTRACT VALUE" with the following:

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.


Page 80: Add the following Appendix:

Appendix I - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of 40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000. The Benefit
Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000 There is no Benefit Payment
Remaining because the
withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

The following is a supplement to your Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-866-718-9824.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)
                as supplemented October 1, 2004 and June 9, 2004


This supplement amends the above-referenced prospectus for the Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred variable annuity contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Page 32: Delete in their entirety the Sections entitled "Market Timing & Excess Trading" and "Trading Limitations" and replace them with the following:


MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-account underlying portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

o the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I - Summary of Investments - Other Than Investments In Related Parties, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments In Related Parties, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

     ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                                                         YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------
(IN THOUSANDS)                                                                      2003          2002          2001
                                                                                 ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $8,021, $5,868 and $5,494)                 $   68,011    $   93,270    $  104,068
Contract charges                                                                     53,018        50,082        41,241
Net investment income                                                               264,854       232,967       204,467
Realized capital gains and losses                                                    (8,518)      (12,573)        2,158
                                                                                 ----------    ----------    ----------
                                                                                    377,365       363,746       351,934
                                                                                 ----------    ----------    ----------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $5,219, $2,987 and $2,269)      167,221       178,163       185,449
Interest credited to contractholder funds                                           106,020        87,555        73,956
Amortization of deferred policy acquisition costs                                    29,969        23,535         7,187
Operating costs and expenses                                                         36,978        37,339        31,266
                                                                                 ----------    ----------    ----------
                                                                                    340,188       326,592       297,858
LOSS ON DISPOSITION OF OPERATIONS                                                     4,458             -             -
                                                                                 ----------    ----------    ----------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
  CHANGE IN ACCOUNTING PRINCIPLE                                                     32,719        37,154        54,076
Income tax expense                                                                   12,029        12,975        18,517
                                                                                 ----------    ----------    ----------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                    20,690        24,179        35,559
                                                                                 ----------    ----------    ----------
Cumulative effect of change in accounting for derivative financial
  instruments, after-tax                                                                  -             -          (147)
                                                                                 ----------    ----------    ----------
NET INCOME                                                                           20,690        24,179        35,412
                                                                                 ----------    ----------    ----------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                   (30,931)       50,660           753
                                                                                 ----------    ----------    ----------
COMPREHENSIVE (LOSS) INCOME                                                      $  (10,241)   $   74,839    $   36,165
                                                                                 ==========    ==========    ==========


                       See notes to financial statements.



                                       2


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION



                                                                                             DECEMBER 31,
                                                                                      ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                     2003          2002
                                                                                      ------------   ------------

ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $3,935,447 and $3,283,274)   $  4,415,327   $  3,736,416
  Mortgage loans                                                                           385,643        323,142
  Short-term                                                                                22,756        104,200
  Policy loans                                                                              34,107         33,758
                                                                                      ------------   ------------
     Total investments                                                                   4,857,833      4,197,516

Cash                                                                                        10,731         21,686
Deferred policy acquisition costs                                                          187,437        166,925
Accrued investment income                                                                   47,818         42,197
Reinsurance recoverables                                                                     4,584          2,146
Current income taxes receivable                                                              8,170            914
Other assets                                                                                15,004         10,244
Separate Accounts                                                                          665,875        537,204
                                                                                      ------------   ------------
        TOTAL ASSETS                                                                  $  5,797,452   $  4,978,832
                                                                                      ============   ============
LIABILITIES
Reserve for life-contingent contract benefits                                         $  1,683,771   $  1,556,627
Contractholder funds                                                                     2,658,325      2,051,429
Deferred income taxes                                                                       81,657         94,771
Other liabilities and accrued expenses                                                     168,081        188,371
Payable to affiliates, net                                                                   5,061          5,471
Reinsurance payable to parent                                                                1,108          1,144
Separate Accounts                                                                          665,875        537,204
                                                                                      ------------   ------------
        TOTAL LIABILITIES                                                                5,263,878      4,435,017
                                                                                      ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding          2,500          2,500
Additional capital paid-in                                                                  55,787         55,787
Retained income                                                                            336,563        315,873
Accumulated other comprehensive income:
  Unrealized net capital gains and losses                                                  138,724        169,655
                                                                                      ------------   ------------
        Total accumulated other comprehensive income                                       138,724        169,655
                                                                                      ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                         533,574        543,815
                                                                                      ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  5,797,452   $  4,978,832
                                                                                      ============   ============


                       See notes to financial statements.


                                       3


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                    DECEMBER 31,
                                                    -------------------------------------
(IN THOUSANDS)                                         2003          2002         2001
                                                    ----------    ----------   ----------

COMMON STOCK                                        $    2,500    $    2,500   $    2,500
                                                    ----------    ----------   ----------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                              55,787        45,787       45,787
Capital contribution                                         -        10,000            -
                                                    ----------    ----------   ----------
Balance, end of year                                    55,787        55,787       45,787
                                                    ----------    ----------   ----------

RETAINED INCOME
Balance, beginning of year                             315,873       291,694      256,282
Net income                                              20,690        24,179       35,412
                                                    ----------    ----------   ----------
Balance, end of year                                   336,563       315,873      291,694
                                                    ----------    ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             169,655       118,995      118,242
Change in unrealized net capital gains and losses      (30,931)       50,660          753
                                                    ----------    ----------   ----------
Balance, end of year                                   138,724       169,655      118,995
                                                    ----------    ----------   ----------

TOTAL SHAREHOLDER'S EQUITY                          $  533,574    $  543,815   $  458,976
                                                    ==========    ==========   ==========


                       See notes to financial statements.

                                       4


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                                               YEAR ENDED DECEMBER 31,
                                                                                     --------------------------------------------
(IN THOUSANDS)                                                                            2003            2002          2001
                                                                                     ------------    ------------    ------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $     20,690    $     24,179    $     35,412
Adjustments to reconcile net income to net cash provided by operating activities
    Amortization and other non-cash items                                                 (49,547)        (48,233)        (50,375)
    Realized capital gains and losses                                                       8,518          12,573          (2,158)
    Cumulative effect of change in accounting for derivative financial instruments              -               -             147
    Interest credited to contractholder funds                                             106,020          87,555          73,956
    Changes in:
        Life-contingent contract benefits and contractholder funds                         21,200          48,192          67,917
        Deferred policy acquisition costs                                                 (28,937)        (33,316)        (44,007)
        Income taxes                                                                       (3,715)         (4,083)          5,429
        Other operating assets and liabilities                                             (7,459)          4,352         (14,095)
                                                                                     ------------    ------------    ------------
            Net cash provided by operating activities                                      66,770          91,219          72,226
                                                                                     ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                            251,569         242,113         231,977
Investment collections
    Fixed income securities                                                               210,569         215,774          94,121
    Mortgage loans                                                                         24,345          17,012          15,460
Investments purchases
    Fixed income securities                                                            (1,027,047)     (1,039,671)       (650,545)
    Mortgage loans                                                                        (87,889)        (97,076)        (50,200)
Change in short-term investments, net                                                       9,866         (13,972)         10,361
Change in other investments, net                                                              291            (875)              -
Change in policy loans                                                                       (349)           (598)         (1,388)
                                                                                     ------------    ------------    ------------
            Net cash used in investing activities                                        (618,645)       (677,293)       (350,214)
                                                                                     ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                            -          10,000               -
Contractholder fund deposits                                                              728,788         760,116         474,849
Contractholder fund withdrawals                                                          (187,868)       (169,731)       (191,648)
                                                                                     ------------    ------------    ------------
            Net cash provided by financing activities                                     540,920         600,385         283,201
                                                                                     ------------    ------------    ------------

NET (DECREASE) INCREASE IN CASH                                                           (10,955)         14,311           5,213
CASH AT BEGINNING OF YEAR                                                                  21,686           7,375           2,162
                                                                                     ------------    ------------    ------------
CASH AT END OF YEAR                                                                  $     10,731    $     21,686    $      7,375
                                                                                     ============    ============    ============


                       See notes to financial statements.

                                       5


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life
Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America
("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company markets a diversified portfolio of products to meet customers' needs in the areas of financial protection, savings and retirement through a variety of distribution channels. The products include term life; permanent life such as whole life, interest-sensitive life, variable life and single premium life; and fixed annuities such as traditional deferred annuities, market value adjusted annuities, treasury-linked annuities and immediate annuities; variable annuities and accident and health insurance.

     The Company is authorized to sell life insurance and savings products in the state of New York. The Company distributes its products through a variety of distribution channels including Allstate exclusive agencies, financial institutions, broker/dealers and specialized brokers. Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact sales.

      The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may result in an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a


                                       6


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with securities lending activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.
Policy loans are carried at unpaid principal balances.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board
("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133,
"Accounting for Derivative Instruments and Hedging Activities", and SFAS No.
138, "Accounting for Certain Derivative Instruments and Certain Hedging
Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138
(the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of a change in accounting principle on the Statements of Operations and Comprehensive Income for the year ended December
31, 2001.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments and by a re-investment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (See Note 4). Derivatives are accounted for on a fair value basis, and reported as other assets, other liabilities and accrued expenses or contractholder funds as appropriate. The gains and losses pertaining to the change in the fair value and settlements of the financial futures contracts and the re-investment related risk transfer reinsurance agreement are recognized in realized capital gains and losses during the period on a current basis.

SECURITIES LOANED

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and


                                       7


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring business are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses. All other acquisition expenses are charged to operations as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive income. DAC is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, DAC is amortized in proportion to the estimated revenues on such business.
Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years, however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality including guaranteed minimum death and income benefits; contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses.


                                       8


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     DAC amortization for variable annuity and life contracts is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance after fees is approximately
8%, which is consistent with its pricing assumptions. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC. In applying the reversion to the mean process, the Company does not allow the future rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The
Company periodically evaluates the utilization of this process to determine that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of the incidence of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Statements of Financial
Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates reinsurers and amounts recoverable and establishes allowances for uncollectible reinsurance as appropriate.

   The Company has a reinsurance treaty through which it cedes primarily re-investment related risk on its structured settlement annuities to ALIC. The terms of this treaty meet the accounting definition of a derivative under SFAS
No. 133. Accordingly, the treaty is recorded in the Statement of Financial
Position at fair value, and changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains (See Note 4).

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses and are reflected in contract charges. Deposits to the separate accounts are not included in the Statements of Cash Flows.


                                       9


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to purchase private placement securities and commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

ADOPTED ACCOUNTING STANDARDS

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133. While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's
Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01, which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. Recently, the Company implemented new actuarial models that permitted determination of the estimated impact on the Statements of Operations and Comprehensive Income. Based on the Company's application of the estimation methodologies set forth in the SOP, the estimated after-tax impact of adopting the SOP on the Statements of Operations and Comprehensive Income, including the related impact on deferred acquisition costs is in the range of $3 million to $10 million as of January 1, 2004, based on market conditions at December 31, 2003.


                                       10


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 6).

3. DISPOSITIONS

     The Company announced its intention to exit the direct response distribution business. Based on its decision to sell the business, the Company recorded an estimated loss on the disposition of $4.5 million ($2.9 million, after-tax). An agreement was entered with American Health and Life Insurance
Company and Triton Insurance Company, subsidiaries of Citigroup Inc., to dispose of a portion of the direct response business. If approved by the state insurance departments, the transaction will be effective January 1, 2004.

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $37.2 million, $34.9 million and $26.6 million in 2003, 2002 and 2001, respectively. A portion of these expenses relates to the acquisition of business and are deferred and amortized over the contract period.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $19.2 million, $23.8 million and $23.7 million of structured settlement annuities, a type of immediate annuity, in 2003, 2002 and 2001, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $3.9 million, $7.5 million and $4.9 million relate to structured settlement annuities with life contingencies and are included in premium income in 2003, 2002 and 2001, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Settlement Corporation ("ASC") (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with


                                       11


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $1.45 billion and $1.43 billion at December 31, 2003 and 2002, respectively.

BROKER/DEALER AGREEMENT

     The Company received underwriting and distribution services from Allstate
Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million and $10.5 million of commission expenses and other distribution expenses payable to ADLLC during 2002 and 2001, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provided to ADLLC, for which the Company earned administration fees of $83 thousand and $127 thousand for the years ended
December 31, 2002 and 2001, respectively. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand and $855 thousand for the years ended
December 31, 2002 and 2001, respectively.

     During 2003, the Company entered into a service agreement with ADLLC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $4.8 million for the year ended December 31, 2003.

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense of $455 thousand, $891 thousand and $672 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.
Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 10).

     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $2.6 million and $2.4 million for the years ended December 31, 2003 and 2002, respectively, that is included in realized capital gains and losses. At December 31, 2003, the carrying value of the structured settlement reinsurance treaty was $225 thousand, which is recorded in other assets. At December 31, 2002, the carrying value of the structured settlement reinsurance treaty was $(209) thousand, which is recorded in other liabilities and accrued expenses.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (See Note 12).


                                       12


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities, totaled $5.4 million for 2002. There were no exchanges or modifications in 2003 or 2001.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Statements of Cash Flows for the years ended
December 31 are as follows:



(IN THOUSANDS)                            2003           2002           2001
                                      -----------    -----------    -----------

Purchases                             $   261,872    $   195,474    $   263,198
Sales                                    (215,425)      (207,375)      (221,205)
Net change in short-term investments      (72,799)        31,112          6,000
                                      -----------    -----------    -----------
  Net (sales) purchases               $   (26,352)   $    19,211    $    47,993
                                      ===========    ===========    ===========


6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                          GROSS UNREALIZED
                                         AMORTIZED    -----------------------        FAIR
(IN THOUSANDS)                             COST         GAINS        LOSSES          VALUE
                                       ------------   ----------   ----------    ------------

AT DECEMBER 31, 2003
U.S. government and agencies           $    488,037   $  166,876   $   (1,341)   $    653,572
Municipal                                   206,364        7,137       (1,121)        212,380
Corporate                                 2,403,694      248,983      (14,018)      2,638,659
Foreign government                          200,682       54,100            -         254,782
Mortgage-backed securities                  593,228       19,144       (2,436)        609,936
Asset-backed securities                      43,442        2,593          (37)         45,998
                                       ------------   ----------   ----------    ------------
  Total fixed income securities        $  3,935,447   $  498,833   $  (18,953)   $  4,415,327
                                       ============   ==========   ==========    ============

AT DECEMBER 31, 2002
U.S. government and agencies           $    431,768   $  176,323   $        -    $    608,091
Municipal                                   119,041        7,135          (20)        126,156
Corporate                                 1,894,805      208,475      (25,384)      2,077,896
Foreign government                          187,833       54,381            -         242,214
Mortgage-backed securities                  594,087       30,185       (1,010)        623,262
Asset-backed securities                      55,740        3,058           (1)         58,797
                                       ------------   ----------   ----------    ------------
  Total fixed income securities        $  3,283,274   $  479,557   $  (26,415)   $  3,736,416
                                       ============   ==========   ==========    ============


SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December
31, 2003:



                                            AMORTIZED        FAIR
(IN THOUSANDS)                                 COST          VALUE
                                           ------------   ------------

Due in one year or less                    $     92,588   $     94,928
Due after one year through five years           345,707        376,721
Due after five years through ten years        1,151,350      1,232,690
Due after ten years                           1,709,132      2,055,054
                                           ------------   ------------
                                              3,298,777      3,759,393
Mortgage- and asset-backed securities           636,670        655,934
                                           ------------   ------------
  Total                                    $  3,935,447   $  4,415,327
                                           ============   ============



                                       13


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:



(IN THOUSANDS)                                         2003          2002          2001
                                                   -----------   -----------   -----------

Fixed income securities                            $   243,684   $   214,920   $   189,793
Mortgage loans                                          24,026        20,336        16,677
Other                                                    3,592         4,501         6,762
                                                   -----------   -----------   -----------
  Investment income, before expense                    271,302       239,757       213,232
  Investment expense                                     6,448         6,790         8,765
                                                   -----------   -----------   -----------
    Net investment income                          $   264,854   $   232,967   $   204,467
                                                   ===========   ===========   ===========


REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                         2003          2002          2001
                                                   -----------   -----------   -----------

Fixed income securities                            $    (8,156)  $   (11,886)  $     1,514
Mortgage loans                                          (1,113)          419           166
Other                                                      751        (1,106)          478
                                                   -----------   -----------   -----------
  Realized capital gains and losses, pre-tax            (8,518)      (12,573)        2,158
  Income tax benefit (expense)                           3,278         4,545          (764)
                                                   -----------   -----------   -----------
  Realized capital gains and losses, after-tax     $    (5,240)  $    (8,028)  $     1,394
                                                   ===========   ===========   ===========


     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:



(IN THOUSANDS)                                         2003          2002          2001
                                                   -----------   -----------   -----------

Investment write-downs                             $    (7,682)  $   (15,760)  $    (1,371)
Sales                                                   (1,587)        4,292         3,529
Valuation of derivative instruments                     (2,140)       (2,605)            -
Settlement of derivative instruments                     2,891         1,500             -
                                                   -----------   -----------   -----------
  Realized capital gains and losses, pre-tax            (8,518)      (12,573)        2,158
  Income tax benefit (expense)                           3,278         4,545          (764)
                                                   -----------   -----------   -----------
  Realized capital gains and losses, after-tax     $    (5,240)  $    (8,028)  $     1,394
                                                   ===========   ===========   ===========


     Excluding the effects of calls and prepayments, gross gains of $4.0 million, $3.0 million and $5.7 million and gross losses of $6.9 million, $7.8 million and $4.5 million were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.


                                       14


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:



                                                                         GROSS UNREALIZED
                                                          FAIR       -----------------------    UNREALIZED
(IN THOUSANDS)                                           VALUE          GAINS       LOSSES       NET GAINS
                                                      ------------   ----------   ----------   ------------

Fixed income securities                               $  4,415,327   $  498,833   $  (18,953)  $    479,880
Deferred income taxes, deferred policy acquisition
  costs and other                                                                                  (341,156)
                                                                                               ------------
Unrealized net capital gains and losses                                                        $    138,724
                                                                                               ============


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:



(IN THOUSANDS)                                                          2003         2002          2001
                                                                     ----------   ----------   ------------

Fixed income securities                                              $   26,738   $  236,946   $        151
Deferred income taxes, deferred policy acquisition costs and other      (57,669)    (186,286)           602
                                                                     ----------   ----------   ------------
(Decrease) increase in unrealized net capital gains and losses       $  (30,931)  $   50,660   $        753
                                                                     ==========   ==========   ============


     The change in the deferred income taxes, deferred policy acquisition costs and other is primarily due to increases of $42.8 million and $88.4 million and a decrease of $8.5 million in the premium deficiency reserve for certain immediate annuities with life contingencies at December 31, 2003, 2002 and 2001, respectively.

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     At December 31, 2003, the Company has unrealized losses of $19.0 million which relate to 133 holdings of fixed income securities with a fair value of $594.0 million, $16.2 million of which have been in an unrealized loss position for a period less than twelve months. Substantially all of these unrealized losses relate to investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's equivalent rating of Aaa, Aa, A or
Baa; a Standard & Poor's equivalent rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. The remaining unrealized losses of $2.8 million relate to securities that have been in an unrealized loss position for a period of twelve months or more and are below investment grade. Approximately $1.0 million relates to unrealized loss positions that represented less than 20% of amortized cost. Also, $2.2 million relates to airline industry issues which were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as cash flows from operations or collateral. As of December
31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2003 or 2002.


                                       15


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used.
For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $134 thousand on impaired loans during 2003 and $0 on impaired loans during both 2002 and 2001. The average balance of impaired loans was $3.9 million, $0, and $0 during 2003, 2002 and 2001, respectively.

     There were no valuation allowances for mortgage loans at December 31, 2003 and 2002. For the years ended December 31, 2003, 2002 and 2001, net reductions to mortgage loan valuation allowances were $0, $0 and $119 thousand, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5.0% of the portfolio at December 31, 2003.



(% of municipal bond portfolio carrying value)         2003      2002
                                                      ------    ------

     California                                         34.8%     21.0%
     Texas                                              13.4      20.3
     Oregon                                              8.2         -
     Pennsylvania                                        7.0      11.7
     Delaware                                            6.8       8.9
     Arizona                                             6.4         -
     Ohio                                                5.8      10.0


     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2003.



(% of commercial mortgage portfolio carrying value)    2003      2002
                                                      ------    ------

     California                                         21.8%     20.8%
     Illinois                                           15.6      17.7
     New Jersey                                         14.2      14.4
     New York                                           12.3      18.3
     Pennsylvania                                       11.3      12.5


     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:



(% of commercial mortgage portfolio carrying value)    2003      2002
                                                      ------    ------

     Office buildings                                   24.5%     23.3%
     Retail                                             27.4      28.2
     Warehouse                                          21.3      17.7
     Apartment complex                                  18.4      19.8
     Industrial                                          2.4       2.9
     Other                                               6.0       8.1
                                                      ------    ------
                                                       100.0%    100.0%
                                                      ======    ======



                                       16


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2003 for loans that were not in foreclosure are as follows:



                        NUMBER OF    CARRYING
($ IN THOUSANDS)          LOANS       VALUE       PERCENT
                        ---------   -----------   -------

         2004               1       $       798       0.2%
         2005               2             6,084       1.6
         2006               4            23,688       6.1
         2007               5            15,065       3.9
         2008               4            21,081       5.5
         Thereafter        83           318,927      82.7
                        ---------   -----------   -------
                Total      99       $   385,643     100.0%
                        =========   ===========   =======


     In 2003, no commercial mortgage loans were contractually due. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $181.2 million and $173.6 million at December 31, 2003 and 2002, respectively.

     At December 31, 2003, the carrying value of investments that were non-income producing during 2003 was $276 thousand.

     At December 31, 2003, fixed income securities with a carrying value of $2.6 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, mostly large brokerage firms. At December 31, 2003 and 2002, fixed income securities with a carrying value of $134.5 million and $160.0 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $324 thousand, $370 thousand and $572 thousand, for the years ending December 31, 2003, 2002 and 2001, respectively.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables) and liabilities
(including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS



                                DECEMBER 31, 2003               DECEMBER 31, 2002
                          -----------------------------   -----------------------------
                            CARRYING          FAIR          CARRYING          FAIR
(IN THOUSANDS)                VALUE           VALUE           VALUE           VALUE
                          -------------   -------------   -------------   -------------

Fixed income securities   $   4,415,327       4,415,327   $   3,736,416   $   3,736,416
Mortgage loans                  385,643         412,554         323,142         355,578
Short-term investments           22,756          22,756         104,200         104,200
Policy loans                     34,107          34,107          33,758          33,758
Separate accounts               665,875         665,875         537,204         537,204



                                       17


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral.
Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES



                                                      DECEMBER 31, 2003               DECEMBER 31, 2002
                                                -----------------------------   -----------------------------
                                                  CARRYING          FAIR          CARRYING          FAIR
(IN THOUSANDS)                                      VALUE           VALUE           VALUE           VALUE
                                                -------------   -------------   -------------   -------------

Contractholder funds on investment contracts    $   2,351,896   $   2,334,800   $   1,778,022   $   1,770,853
Separate accounts                                     665,875         665,875         537,204         537,204


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not buy, sell or hold these instruments for trading purposes.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments:



                                                             CARRYING       CARRYING
                                     NOTIONAL     FAIR        VALUE           VALUE
(IN THOUSANDS)                        AMOUNT     VALUE      ASSETS (1)   (LIABILITIES)(1)
                                    ---------   --------    ----------   ----------------

AT DECEMBER 31, 2003
Financial futures contracts         $     700   $     (1)   $        -   $             (1)
Structured settlement annuity
 reinsurance agreement                      -        225           225                  -

AT DECEMBER 31, 2002
Financial futures contracts         $   6,000   $    (26)   $        -   $            (26)
Structured settlement annuity
 reinsurance agreement                      -       (209)            -               (209)


     (1) Carrying value includes the effects of legally enforceable master netting agreements, if any. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.


                                       18


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of the re-investment related risk transfer reinsurance agreement is based on a valuation model that uses independent third party data as inputs.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:



                                                           2003                       2002
                                                -------------------------   ------------------------
                                                CONTRACTUAL                 CONTRACTUAL
(IN THOUSANDS)                                     AMOUNT      FAIR VALUE      AMOUNT     FAIR VALUE
                                                ------------   ----------   -----------   ----------

Commitments to extend mortgage loans            $      3,000   $       30   $    11,500   $      115
Private placement commitments                              -            -         2,500            -


     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:



(IN THOUSANDS)                                                2003            2002
                                                         --------------   --------------

Immediate annuities:
  Structured settlement annuities                        $    1,586,610   $    1,471,278
  Other immediate annuities                                       5,688            5,334
Traditional life                                                 87,533           77,504
Other                                                             3,940            2,511
                                                         --------------   --------------
  Total reserve for life-contingent contract benefits    $    1,683,771   $    1,556,627
                                                         ==============   ==============


                                       19


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



     PRODUCT                       MORTALITY               INTEREST RATE           ESTIMATION METHOD

Structured settlement   U.S. population with projected   Interest rate        Present value of
annuities               calendar year improvements;      assumptions range    contractually specified
                        age setbacks for impaired        from 5.5% to 9.5%    future benefits
                        lives grading to standard

Other immediate         1983 group annuity mortality     Interest rate        Present value of expected
annuities               table                            assumptions range    future benefits based on
                                                         from 2.6% to 11.5%   historical experience

Traditional life        Actual company experience plus   Interest rate        Net level premium reserve
                        loading                          assumptions range    method using the Company's
                                                         from 4.0% to 8.0%    withdrawal experience rates

Other                   Actual company experience plus                        Unearned premium; additional
                        loading                                               contract reserves for
                                                                              traditional life



     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $215.4 million and $149.5 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2003 and 2002, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:



(IN THOUSANDS)                                        2003             2002
                                                 --------------   --------------

Interest-sensitive life                          $      309,076   $      275,360
Investment contracts:
  Fixed annuities                                     1,861,456        1,327,667
  Immediate annuities                                   487,793          448,402
                                                 --------------   --------------
    Total contractholder funds                   $    2,658,325   $    2,051,429
                                                 ==============   ==============


     The following table highlights the key contract provisions relating to contractholder funds:



     PRODUCT                    INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES

Interest-sensitive      Interest rates credited range    Either a percentage of account balance or
life                    from 4.7% to 6.0%                dollar amount grading off generally over 20
                                                         years

Immediate and fixed Interest rates credited range Either a declining or a level percentage annuities from 1.3% to 9.8% for charge generally over nine years or less.
                        immediate annuities and 3.0%     Additionally, approximately 0.6% of fixed
                        to 6.0% for fixed annuities      annuities are subject to a market value
                                                         adjustment for discretionary withdrawals



                                       20


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Contractholder funds activity for the years ended December 31 is as follows:



(IN THOUSANDS)                                                   2003               2002
                                                            ---------------   -----------------

CONTRACTHOLDER FUNDS, BEGINNING BALANCE                     $     2,051,429   $       1,438,640
Deposits                                                            728,788             760,116
Interest credited                                                   106,020              87,555
Benefits and withdrawals                                           (174,205)           (160,214)
Contract charges                                                    (40,554)            (33,892)
Net transfers to separate accounts                                  (16,944)            (37,252)
Other adjustments                                                     3,791              (3,524)
                                                            ----------------  ------------------
CONTRACTHOLDER FUNDS, ENDING BALANCE                        $     2,658,325   $       2,051,429
                                                            ================  ==================


9. REINSURANCE

     The Company reinsures certain of its risks to other insurers under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     Beginning in 2002, the Company cedes 80% of the mortality risk on certain term life policies to a pool of nine unaffiliated reinsurers. Mortality risk on policies in excess of $250 thousand per life are ceded to ALIC. As of December
31, 2003, $5.15 billion of life insurance in force was ceded to other companies.
Total amounts recoverable from unaffiliated reinsurers at December 31, 2003 and 2002 were $3.3 million and $1.6 million, respectively. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. See Note 3 for discussion of reinsurance agreements with ALIC. The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



(IN THOUSANDS)                                                        2003             2002            2001
                                                                 --------------   --------------   -------------

PREMIUMS AND CONTRACT CHARGES
Direct                                                           $      128,713   $      148,749   $     150,163
Assumed - non-affiliate                                                     337              471             640
Ceded
  Affiliate                                                              (4,530)          (4,656)         (4,617)
  Non-affiliate                                                          (3,491)          (1,212)           (877)
                                                                 --------------   --------------   -------------
    Premiums and contract charges, net of reinsurance            $      121,029   $      143,352   $     145,309
                                                                 ==============   ==============   =============


     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:



(IN THOUSANDS)                                                        2003             2002            2001
                                                                 --------------   --------------   -------------

CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                           $      278,321   $      268,620   $     261,504
Assumed - non-affiliate                                                     139               85             170
Ceded
  Affiliate                                                              (1,590)            (901)           (945)
  Non-affiliate                                                          (3,629)          (2,086)         (1,324)
                                                                 --------------   --------------   -------------
    Contract benefits and interest credited to contractholder
       funds, net of reinsurance                                 $      273,241   $      265,718   $     259,405
                                                                 ==============   ==============   =============


     Included in reinsurance recoverables at December 31, 2003 and 2002 are the amounts due from ALIC of $1.3 million and $588 thousand, respectively. The table above excludes $2.6 million and $2.4 million of


                                       21


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

premiums ceded to ALIC during 2003 and 2002 under the terms of the structured settlement annuity reinsurance treaty (See Note 4).

10. DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:



(IN THOUSANDS)                                         2003            2002            2001
                                                   -------------   -------------   ------------

Balance, beginning of year                         $     166,925         156,615   $    124,601
  Acquisition costs deferred                              58,905          56,852         51,194
  Amortization charged to income                         (29,969)        (23,535)        (7,187)
  Effect of unrealized gains and losses                   (8,424)        (23,007)       (11,993)
                                                   -------------   -------------   ------------
Balance, end of year                               $     187,437         166,925   $    156,615
                                                   =============   =============   ============


     Amortization charged to income includes $1.7 million, ($1.0 million) and $2.0 million in 2003, 2002 and 2001, respectively, due to realized capital gains and losses.

11. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATIONS

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for


                                       22


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return.
Effectively, this results in the Company's annual income tax provision being computed as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:



(IN THOUSANDS)                                           2003             2002
                                                     -------------    ------------

DEFERRED ASSETS
Life and annuity reserves                            $      56,408    $     48,386
Discontinued operations                                      1,902             345
Premium installment receivable                               2,328           1,955
Other assets                                                 2,659           1,174
                                                     -------------    ------------
  Total deferred assets                                     63,297          51,860
                                                     -------------    ------------
DEFERRED LIABILITIES
Deferred policy acquisition costs                          (60,439)        (53,156)
Unrealized net capital gains                               (74,698)        (91,353)
Difference in tax bases of investments                      (8,801)         (1,348)
Prepaid commission expense                                    (699)           (504)
Other liabilities                                             (317)           (270)
                                                     -------------    ------------
  Total deferred liabilities                              (144,954)       (146,631)
                                                     -------------    ------------
  Net deferred liability                             $     (81,657)   $    (94,771)
                                                     =============    ============



                                       23


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:



(IN THOUSANDS)                                        2003          2002          2001
                                                   -----------   -----------   -----------

Current                                            $     8,488   $    10,095   $     7,412
Deferred                                                 3,541         2,880        11,105
                                                   -----------   -----------   -----------
  Total income tax expense                         $    12,029   $    12,975   $    18,517
                                                   ===========   ===========   ===========


     The Company paid income taxes of $15.7 million, $17.1 million and $13.1 million in 2003, 2002 and 2001, respectively. The Company had a current income tax receivable of $8.2 million and $914 thousand at December 31, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:



                                                      2003          2002          2001
                                                   -----------   -----------   -----------

Statutory federal income tax rate                         35.0%         35.0%         35.0%
State income tax expense                                   4.0           1.2           0.4
Other                                                     (2.2)         (1.3)         (1.2)
                                                   -----------   -----------   -----------
Effective income tax rate                                 36.8%         34.9%         34.2%
                                                   ===========   ===========   ===========


     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2003, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                              NET INCOME                     SHAREHOLDER'S EQUITY
                                               ---------------------------------------   ----------------------------
(IN THOUSANDS)                                    2003         2002           2001           2003           2002
                                               ----------   -----------   ------------   ------------   -------------

Balance per GAAP                                $  20,690   $    24,179   $     35,412   $    533,574   $     543,815
Unrealized gain/loss on fixed income securities         -             -              -       (479,880)       (453,142)
Deferred policy acquisition costs                 (28,936)      (33,259)       (44,026)      (187,437)       (166,925)
Deferred income taxes                               3,541         2,880         11,105         87,674         131,616
Employee benefits                                   1,637           509           (372)         1,838             184
Reserves and non-admitted assets                   36,941         8,100          8,971        306,818         205,935
Separate Accounts                                       -             -              -          7,901           4,515
Other                                               2,906        (1,232)          (255)        24,155           4,421
                                               ----------   -----------   ------------   ------------   -------------
Balance per statutory accounting practices      $  36,779   $     1,177   $     10,835   $    294,643   $     270,419
                                               ==========   ===========   ============   ============   =============


     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The
State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of New York insurance superintendent.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to


                                       24


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

unassigned funds (surplus) in the period of the change in accounting principle.
The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York adopted
Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, for statutory-basis financial statements filed as of December 31, 2002 and thereafter. The Company reported an increase to surplus of $11.4 million effective December 31, 2002 to reflect the adoption of SSAP No. 10 by the State of New York as a result of recognizing a net deferred tax asset.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in conformity with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2004 without prior approval of the New York State Insurance Department is $29.2 million. In the twelve-month period beginning January 1, 2003, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.

14. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $1.4 million and $518 thousand for the pension plans in 2003 and 2002, respectively. The allocated benefit to the Company included in net income was $87 thousand for the pension plans in 2001.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $431 thousand, $439 thousand and $304 thousand for postretirement benefits other than pension plans in 2003, 2002 and 2001, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $1.1 million, $1.3 million and $374 thousand in 2003, 2002 and 2001, respectively.


                                       25


                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

15. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:



(IN THOUSANDS)                                                        2003
                                                  ------------------------------------------------
                                                                                         After-
UNREALIZED CAPITAL GAINS AND LOSSES:                  Pretax             Tax               tax
                                                  -------------    ---------------    ------------

  Unrealized holding (losses) gains arising
    during the period                             $     (53,362)   $        18,677    $    (34,685)
  Less: reclassification adjustments                     (5,776)             2,022          (3,754)
                                                  -------------    ---------------    ------------
  Unrealized net capital gains and losses               (47,586)            16,655         (30,931)
                                                  -------------    ---------------    ------------

  Other comprehensive (loss) income               $     (47,586)   $        16,655    $    (30,931)
                                                  =============    ===============    ============


                                                                            2002
                                                  ------------------------------------------------
                                                                                         After-
UNREALIZED CAPITAL GAINS AND LOSSES:                  Pretax             Tax               tax
                                                  -------------    ---------------    ------------

  Unrealized holding gains arising during the
    period                                        $      66,740    $      (23,359)    $     43,381
  Less: reclassification adjustments                    (11,200)            3,921           (7,279)
                                                  -------------    ---------------    ------------
  Unrealized net capital gains and losses                77,940           (27,280)          50,660
                                                  -------------    ---------------    ------------

  Other comprehensive income                      $      77,940    $      (27,280)    $     50,660
                                                  =============    ===============    ============


                                                                            2001
                                                  ------------------------------------------------
UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                              After-
  LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:         Pretax             Tax               tax
                                                  -------------    ---------------    ------------

  Unrealized holding gains arising during the
    period                                        $       1,457    $          (510)   $        947
  Less: reclassification adjustments                        299               (105)            194
                                                  -------------    ---------------    ------------
  Unrealized net capital gains and losses                 1,158               (405)            753
                                                  -------------    ---------------    ------------
  Net losses on derivative financial instruments
    arising during the period                               (51)                18             (33)
  Less: reclassification adjustments for
    derivative financial instruments                        (51)                18             (33)
                                                  -------------    ---------------    ------------
  Net losses on derivative financial instruments              -                  -               -
                                                  -------------    ---------------    ------------

  Other comprehensive income                      $       1,158    $          (405)   $        753
                                                  =============    ===============    ============




                                       26


                               -------------------------------------------------
                               ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                               AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                               AND DECEMBER 31, 2002, AND INDEPENDENT
                               AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 31, 2004

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                                                                   AIM V. I.
                                        Aggressive          AIM V. I.          AIM V. I.          AIM V. I.           Capital
                                          Growth            Balanced          Basic Value         Blue Chip        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,492,337  $       8,305,230  $       3,097,920  $       6,731,463  $       9,266,604
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,492,337  $       8,305,230  $       3,097,920  $       6,731,463  $       9,266,604
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,492,337  $       8,296,985  $       3,097,920  $       6,725,255  $       9,264,529
Contracts in payout (annuitization)
  period                                             -              8,245                  -              6,208              2,075
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,492,337  $       8,305,230  $       3,097,920  $       6,731,463  $       9,266,604
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            329,777            831,354            290,612          1,024,576            435,461
                                     =================  =================  =================  =================  =================
   Cost of investments               $       4,326,997  $       9,041,666  $       2,702,772  $       7,921,177  $      11,213,054
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.65  $            7.99  $           10.42  $            6.05  $            5.52
                                     =================  =================  =================  =================  =================
   Highest                           $            9.86  $           10.17  $           11.41  $            9.08  $           13.49
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                             AIM V. I.          AIM V. I.          AIM V. I.
                                          Capital           AIM V. I.            Dent            Diversified          Global
                                        Development        Core Equity       Demographics          Income            Utilities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,034,862  $      12,745,017  $       1,599,496  $       4,154,437  $       1,531,223
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,034,862  $      12,745,017  $       1,599,496  $       4,154,437  $       1,531,223
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,031,635  $      12,707,057  $       1,599,496  $       4,140,892  $       1,531,223
Contracts in payout (annuitization)
  period                                         3,227             37,960                  -             13,545                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,034,862  $      12,745,017  $       1,599,496  $       4,154,437  $       1,531,223
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             81,421            608,645            307,005            471,025            137,206
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,010,281  $      14,312,904  $       2,254,173  $       4,533,435  $       2,316,464
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.84  $            6.38  $            4.79  $           10.68  $            6.21
                                     =================  =================  =================  =================  =================
   Highest                           $           11.76  $           15.77  $            9.18  $           12.80  $           12.04
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                                                AIM V. I.          AIM V. I.
                                        Government          AIM V. I.       AIM V. I. High      International         Mid Cap
                                        Securities            Growth            Yield              Growth           Core Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       8,354,301  $       5,989,282  $       2,038,053  $       4,571,553  $       1,106,100
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       8,354,301  $       5,989,282  $       2,038,053  $       4,571,553  $       1,106,100
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       8,354,301  $       5,961,993  $       2,038,053  $       4,571,553  $       1,106,100
Contracts in payout (annuitization)
  period                                             -             27,289                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       8,354,301  $       5,989,282  $       2,038,053  $       4,571,553  $       1,106,100
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            683,099            403,863            341,382            285,010             91,716
                                     =================  =================  =================  =================  =================
   Cost of investments               $       8,154,412  $       9,242,015  $       1,961,774  $       5,370,679  $         973,279
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.57  $            4.79  $            8.72  $            6.48  $           11.35
                                     =================  =================  =================  =================  =================
   Highest                           $           13.71  $           11.35  $           11.59  $           12.67  $           12.58
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     AIM Variable Insurance
                                            AIM Variable Insurance Funds Sub-Accounts             Funds Series II Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                                                                                 AIM V. I.
                                         AIM V. I.         AIM V. I.          AIM V. I.          Aggressive          AIM V. I.
                                       Money Market      New Technology     Premier Equity       Growth II          Balanced II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,176,401  $       1,282,424  $      17,666,332  $          28,947  $         604,187
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,176,401  $       1,282,424  $      17,666,332  $          28,947  $         604,187
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,176,401  $       1,282,424  $      17,641,170  $          28,947  $         604,187
Contracts in payout (annuitization)
  period                                             -                  -             25,162                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,176,401  $       1,282,424  $      17,666,332  $          28,947  $         604,187
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          3,176,401            364,325            873,274              2,744             60,722
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,176,401  $       3,215,957  $      22,873,395  $          22,774  $         572,003
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.83  $            8.47  $            6.36  $            9.96  $            9.42
                                     =================  =================  =================  =================  =================
   Highest                           $           12.09  $            8.61  $           13.88  $           10.04  $            9.50
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                               AIM V. I.         AIM V. I.
                                        AIM V. I.          AIM V. I.            Capital           Capital           AIM V. I.
                                      Basic Value II      Blue Chip II      Appreciation II    Development II     Core Equity II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,112,521  $         349,644  $         424,729  $           4,709  $         104,950
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            104,856             53,462             20,072                373              5,034
                                     =================  =================  =================  =================  =================
   Cost of investments               $         998,555  $         309,457  $         400,186  $           3,340  $          93,472
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.00  $            9.42  $            9.42  $           10.23  $           10.10
                                     =================  =================  =================  =================  =================
   Highest                           $           12.92  $            9.51  $           12.27  $           10.28  $           10.18
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.           AIM V. I.        AIM V. I.          AIM V. I.
                                           Dent            Diversified          Global           Government          AIM V. I.
                                      Demographics II       Income II        Utilities II       Securities II        Growth II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          76,956  $         193,396  $          84,964  $       4,198,270  $          90,626
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             14,828             22,027              7,627            344,969              6,144
                                     =================  =================  =================  =================  =================
   Cost of investments               $          68,113  $         197,630  $          76,599  $       4,246,495  $          76,629
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.99  $           10.69  $            9.16  $           10.64  $            8.70
                                     =================  =================  =================  =================  =================
   Highest                           $            9.06  $           10.78  $            9.23  $           10.74  $            8.78
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            AIM V. I.         AIM V. I.
                                         AIM V. I.        International      Mid Cap Core         AIM V. I.        AIM V. I. New
                                       High Yield II        Growth II         Equity II        Money Market II     Technology II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         636,291  $         102,900  $          98,508  $         563,025  $          14,617
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            106,940              6,447              8,202            563,025              4,164
                                     =================  =================  =================  =================  =================
   Cost of investments               $         643,453  $          89,709  $          88,110  $         563,025  $          10,783
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           11.64  $           10.45  $           10.90  $            9.78  $            8.87
                                     =================  =================  =================  =================  =================
   Highest                           $           11.74  $           10.54  $           10.99  $            9.86  $            8.94
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable
                                         Insurance
                                      Funds Series II
                                        Sub-Accounts            AllianceBernstein Variable Product Series Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                                                               Alliance-
                                         AIM V. I.          Alliance-          Bernstein         Alliance-           Alliance-
                                          Premier           Bernstein           Growth           Bernstein        Bernstein Small
                                         Equity II           Growth            & Income        Premier Growth        Cap Value
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         193,029  $         243,281  $       1,123,883  $          71,574  $       1,115,590
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                              9,584             15,437             51,983              3,356             77,150
                                     =================  =================  =================  =================  =================
   Cost of investments               $         172,030  $         234,640  $       1,051,374  $          67,891  $       1,036,126
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.38  $           12.43  $           12.26  $           11.46  $           13.59
                                     =================  =================  =================  =================  =================
   Highest                           $           11.77  $           12.48  $           12.31  $           11.51  $           13.64
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Dreyfus Socially
                                                                              Responsible      Dreyfus Stock     Dreyfus Variable
                                           Delaware Group Premium          Growth Fund, Inc.     Index Fund       Investment Fund
                                           Fund, Inc. Sub-Accounts           Sub-Account         Sub-Account        Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                         Delaware                          Dreyfus Socially
                                       VIP GP Small         Delaware         Responsible        Dreyfus Stock      VIF Capital
                                         Cap Value        VIP GP Trend       Growth Fund         Index Fund        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,636,097  $         921,321  $         258,482  $       5,581,231  $         852,069
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            102,812             33,760             10,865            196,384             24,755
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,979,625  $         753,106  $         301,362  $       5,182,615  $         820,362
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           16.73  $            8.17  $            6.17  $            7.93  $            8.75
                                     =================  =================  =================  =================  =================
   Highest                           $           16.73  $            8.17  $            6.17  $            7.93  $            8.75
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable
                                      Investment Fund
                                        Sub-Accounts              Fidelity Variable Insurance Products Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                         VIF Money                            VIP Equity-                           VIP Growth
                                          Market         VIP Contrafund         Income           VIP Growth        Opportunities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,965,968  $       2,762,233  $       4,573,782  $       3,638,424  $         494,875
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          3,965,968            119,422            197,316            117,217             32,838
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,965,968  $       2,375,813  $       4,014,131  $       3,489,816  $         458,158
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.96  $            9.24  $           10.71  $            6.28  $            7.82
                                     =================  =================  =================  =================  =================
   Highest                           $            9.96  $            9.79  $           10.71  $            6.91  $            7.82
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Franklin Templeton
                                                                                                                Variable Insurance
                                                                                                                  Products Trust
                                             Fidelity Variable Insurance Products Fund Sub-Accounts                 Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                  Franklin Growth
                                         VIP High              VIP          VIP Investment                          and Income
                                          Income            Index 500         Grade Bond        VIP Overseas        Securities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         595,400  $       2,044,147  $       2,565,220  $       1,015,466  $       1,920,207
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             85,669             16,207            187,928             65,136            134,186
                                     =================  =================  =================  =================  =================
   Cost of investments               $         525,313  $       1,861,392  $       2,453,169  $         866,273  $       1,766,972
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.39  $            7.64  $           12.65  $            7.78  $           13.38
                                     =================  =================  =================  =================  =================
   Highest                           $            9.39  $            7.64  $           12.65  $            8.08  $           13.48
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                   Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                 Templeton
                                      Franklin Small                                             Developing         Templeton
                                        Cap Value         Mutual Shares       Templeton            Markets           Foreign
                                        Securities         Securities       Asset Strategy       Securities         Securities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         954,078  $       1,795,264  $         424,663  $         236,680  $       1,746,313
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             75,302            120,568             22,782             33,382            142,673
                                     =================  =================  =================  =================  =================
   Cost of investments               $         893,097  $       1,671,444  $         349,816  $         211,554  $       1,627,953
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           14.53  $           12.66  $           11.42  $           16.84  $            9.16
                                     =================  =================  =================  =================  =================
   Highest                           $           14.65  $           12.77  $           11.42  $           16.98  $           13.68
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable Insurance
                                              LSA Variable Series Trust Sub-Accounts                  Trust Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                      LSA Aggressive       LSA Equity         LSA Mid Cap           MFS              MFS High
                                          Growth             Growth              Value              Bond              Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         513,821  $         421,108  $         893,335  $       1,578,425  $         167,579
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             57,798             56,373             67,472            129,485             16,808
                                     =================  =================  =================  =================  =================
   Cost of investments               $         491,725  $         401,004  $         863,832  $       1,504,230  $         155,318
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.97  $           12.13  $           15.10  $           12.95  $           10.97
                                     =================  =================  =================  =================  =================
   Highest                           $           13.06  $           12.21  $           15.23  $           12.95  $           10.97
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable Insurance                      Morgan Stanley Variable
                                               Trust Sub-Accounts              Investment Series (Class Y Shares) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                              Aggressive          Dividend
                                       MFS Investors         MFS New            Equity             Growth             Equity
                                           Trust            Discovery      (Class Y Shares)    (Class Y Share)    (Class Y Share)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         666,862  $         579,185  $         698,314  $         919,380  $         493,471
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             40,812             41,489             70,823             67,851             22,720
                                     =================  =================  =================  =================  =================
   Cost of investments               $         634,726  $         529,306  $         660,103  $         845,301  $         466,854
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.60  $            7.43  $           12.18  $           12.21  $           11.84
                                     =================  =================  =================  =================  =================
   Highest                           $            7.60  $            7.43  $           12.23  $           12.26  $           11.87
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         European            Global             Global                                Income
                                          Growth            Advantage       Dividend Growth      High Yield           Builder
                                      (Class Y Share)    (Class Y Share)    (Class Y Share)   (Class Y Shares)    (Class Y Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         315,772  $          74,564  $         325,417  $         415,244  $         222,144
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             19,138             10,256             25,664            351,902             20,287
                                     =================  =================  =================  =================  =================
   Cost of investments               $         292,094  $          69,735  $         308,043  $         405,875  $         209,392
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.64  $           12.55  $           12.92  $           11.29  $           11.62
                                     =================  =================  =================  =================  =================
   Highest                           $           12.69  $           12.60  $           12.97  $           11.33  $           11.67
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                             Limited            Money              Pacific        Quality Income
                                       Information           Duration           Market             Growth              Plus
                                     (Class Y Shares)    (Class Y Shares)  (Class Y Shares)    (Class Y Shares)  (Class Y Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          96,386  $         967,793  $         700,636  $         133,980  $         438,987
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             20,207             96,779            700,636             34,266             40,989
                                     =================  =================  =================  =================  =================
   Cost of investments               $          91,037  $         970,732  $         700,636  $         128,565  $         435,945
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           14.90  $            9.98  $            9.90  $           13.89  $           10.27
                                     =================  =================  =================  =================  =================
   Highest                           $           14.96  $           10.02  $            9.94  $           13.94  $           10.31
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Variable                         Oppenheimer Variable
                                         Investment Series (Class Y Shares) Sub-Accounts          Account Funds Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                          S&P 500                                                Oppenheimer
                                           Index           Strategist         Utilities          Aggressive        Oppenheimer
                                      (Class Y Shares)  (Class Y Shares)   (Class Y Shares)        Growth             Bond
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,231,406  $         283,307  $         109,479  $       1,660,316  $       1,494,416
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            121,801             18,493              8,737             45,228            130,860
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,160,273  $         268,475  $         104,772  $       1,764,238  $       1,442,572
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.06  $           11.99  $           11.46  $            5.50  $           12.33
                                     =================  =================  =================  =================  =================
   Highest                           $           12.11  $           12.03  $           11.51  $            5.50  $           12.33
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                            Oppenheimer Variable Account Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                                    Oppenheimer
                                       Oppenheimer         Oppenheimer        Oppenheimer                           Main Street
                                          Capital            Global              High            Oppenheimer         Small Cap
                                       Appreciation        Securities           Income           Main Street          Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,710,945  $         987,934  $         708,194  $       4,078,264  $       1,216,737
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             49,307             39,391             82,252            212,410             90,531
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,623,324  $         848,493  $         655,423  $       3,813,995  $         972,525
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.21  $            9.08  $           11.23  $            8.26  $           10.19
                                     =================  =================  =================  =================  =================
   Highest                           $            7.21  $            9.08  $           11.23  $            8.26  $           10.19
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer
                                         Variable
                                       Account Funds                       Oppenheimer Variable Account Funds
                                       Sub-Accounts                        (Service Class ("SC")) Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                        Oppenheimer        Oppenheimer        Oppenheimer        Oppenheimer        Oppenheimer
                                         Strategic         Aggressive           Capital            Global              High
                                           Bond            Growth (SC)     Appreciation (SC)   Securities (SC)      Income (SC)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       3,661,003  $         621,090  $       1,486,141  $         957,729  $         734,216
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            724,951             16,998             43,039             38,371             85,573
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,273,167  $         613,751  $       1,391,754  $         803,334  $         709,312
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           13.22  $           12.36  $           12.26  $           14.20  $           12.93
                                     =================  =================  =================  =================  =================
   Highest                           $           13.22  $           12.47  $           12.32  $           14.32  $           13.04
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Putnam
                                                            Oppenheimer Variable                                  Variable Trust
                                                Account Funds (Service Class ("SC")) Sub-Accounts                  Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                        Oppenheimer        Oppenheimer        Oppenheimer        Oppenheimer        VT American
                                           Main         Main Street Small      Multiple           Strategic         Government
                                        Street (SC)      Cap Growth (SC)    Strategies (SC)       Bond (SC)           Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,848,535
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,848,535
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,829,970
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -             18,565
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,857,802  $       1,023,257  $         711,338  $       1,624,444  $       9,848,535
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            149,623             76,362             44,823            316,656            819,346
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,689,345  $         940,720  $         677,816  $       1,571,247  $       9,613,144
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.61  $           14.63  $           13.07  $           12.11  $           12.05
                                     =================  =================  =================  =================  =================
   Highest                           $           12.71  $           14.75  $           13.18  $           12.21  $           12.61
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        VT Capital         VT Capital        VT Discovery      VT Diversified        VT Equity
                                       Appreciation       Opportunities         Growth             Income             Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         986,219  $       1,330,259  $       1,613,985  $      10,591,199  $         423,545
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         986,219  $       1,330,259  $       1,613,985  $      10,591,199  $         423,545
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         986,219  $       1,330,259  $       1,613,985  $      10,558,069  $         423,545
Contracts in payout (annuitization)
  period                                             -                  -                  -             33,130                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         986,219  $       1,330,259  $       1,613,985  $      10,591,199  $         423,545
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            130,625            104,498            349,347          1,146,234             35,062
                                     =================  =================  =================  =================  =================
   Cost of investments               $         931,313  $       1,266,879  $       1,481,397  $       9,958,598  $         379,981
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.24  $           12.90  $            4.47  $           12.25  $           12.02
                                     =================  =================  =================  =================  =================
   Highest                           $            7.34  $           12.93  $            4.53  $           12.42  $           12.05
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                       VT The George       VT Global
                                        Putnam Fund          Asset             VT Global         VT Growth           VT Growth
                                         of Boston         Allocation           Equity           and Income        Opportunities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      14,343,600  $       2,526,254  $       5,759,974  $      44,511,039  $       2,469,178
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      14,343,600  $       2,526,254  $       5,759,974  $      44,511,039  $       2,469,178
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      14,318,428  $       2,526,254  $       5,740,062  $      44,485,294  $       2,465,480
Contracts in payout (annuitization)
  period                                        25,172                  -             19,912             25,745              3,698
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      14,343,600  $       2,526,254  $       5,759,974  $      44,511,039  $       2,469,178
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,318,346            187,826            626,765          1,913,630            537,947
                                     =================  =================  =================  =================  =================
   Cost of investments               $      13,478,669  $       2,483,542  $       8,932,256  $      44,792,857  $       4,088,694
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.40  $            9.01  $            4.76  $            9.09  $            4.13
                                     =================  =================  =================  =================  =================
   Highest                           $           12.16  $           12.51  $            7.37  $           13.59  $            4.22
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                                 VT International
                                         VT Health           VT High                          VT International      Growth and
                                         Sciences             Yield            VT Income           Equity             Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,847,824  $       6,667,233  $      19,660,697  $      10,942,991  $       2,435,945
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,847,824  $       6,667,233  $      19,660,697  $      10,942,991  $       2,435,945
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,847,824  $       6,635,582  $      19,624,781  $      10,916,716  $       2,435,945
Contracts in payout (annuitization)
  period                                             -             31,651             35,916             26,275                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       6,847,824  $       6,667,233  $      19,660,697  $      10,942,991  $       2,435,945
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            624,232            839,702          1,531,207            851,595            215,380
                                     =================  =================  =================  =================  =================
   Cost of investments               $       7,591,526  $       6,597,810  $      19,122,260  $      11,602,322  $       2,392,126
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.67  $           11.09  $           10.42  $            7.03  $            8.94
                                     =================  =================  =================  =================  =================
   Highest                           $           11.37  $           13.43  $           12.21  $           13.47  $            9.95
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                     VT International
                                           New                                VT Mid Cap          VT Money            VT New
                                      Opportunities       VT Investors          Value              Market          Opportunities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,124,867  $      16,229,440  $       1,845,387  $      12,667,636  $      12,000,608
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,124,867  $      16,229,440  $       1,845,387  $      12,667,636  $      12,000,608
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,124,867  $      16,214,440  $       1,845,387  $      12,612,841  $      11,986,007
Contracts in payout (annuitization)
  period                                             -             15,000                  -             54,795             14,601
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,124,867  $      16,229,440  $       1,845,387  $      12,667,636  $      12,000,608
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            191,257          1,821,486            144,396         12,667,636            787,959
                                     =================  =================  =================  =================  =================
   Cost of investments               $       3,066,456  $      21,372,474  $       1,673,856  $      12,667,636  $      21,632,736
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            4.42  $            5.79  $           12.77  $            9.83  $            4.17
                                     =================  =================  =================  =================  =================
   Highest                           $            8.68  $           13.07  $           12.80  $           10.87  $           13.58
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            VT OTC &                                               VT Utilities
                                          VT New            Emerging                             VT Small Cap         Growth
                                          Value              Growth           VT Research           Value           and Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       7,392,847  $       4,642,447  $       7,079,411  $       8,500,107  $       3,605,743
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       7,392,847  $       4,642,447  $       7,079,411  $       8,500,107  $       3,605,743
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       7,371,096  $       4,642,447  $       7,076,288  $       8,472,617  $       3,591,163
Contracts in payout (annuitization)
  period                                        21,751                  -              3,123             27,490             14,580
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       7,392,847  $       4,642,447  $       7,079,411  $       8,500,107  $       3,605,743
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            518,069            842,549            669,132            469,101            316,571
                                     =================  =================  =================  =================  =================
   Cost of investments               $       6,564,326  $       7,545,941  $       8,068,781  $       6,555,444  $       4,506,985
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           11.82  $            1.95  $            7.21  $           15.87  $            7.85
                                     =================  =================  =================  =================  =================
   Highest                           $           14.71  $            4.61  $           13.18  $           17.62  $           14.14
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable
                                            Trust Sub-Accounts                      Scudder Variable Series I Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                             21st Century
                                         VT Vista          VT Voyager            Growth           Balanced             Bond
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       7,760,422  $      22,994,815  $           2,630  $           3,176  $          41,302
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       7,760,422  $      22,994,815  $           2,630  $           3,176  $          41,302
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       7,760,422  $      22,981,059  $           2,630  $           3,176  $          41,302
Contracts in payout (annuitization)
  period                                             -             13,756                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       7,760,422  $      22,994,815  $           2,630  $           3,176  $          41,302
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            740,498            885,779                549                284              5,867
                                     =================  =================  =================  =================  =================
   Cost of investments               $      10,877,135  $      35,315,201  $           4,692  $           3,013  $          40,360
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            4.95  $            5.44  $            7.83  $           10.85  $           12.57
                                     =================  =================  =================  =================  =================
   Highest                           $           13.65  $           12.48  $            7.83  $           10.85  $           12.64
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   The Universal
                                                                                                                   Institutional
                                                                                              Scudder Variable         Funds,
                                                                                                 Series II        Inc. (Class II)
                                               Scudder Variable Series I Sub-Accounts           Sub-Account        Sub-Accounts
                                     -------------------------------------------------------  -----------------  -----------------
                                                                                                                   UIF Emerging
                                           Growth                                                                  Markets Debt
                                         and Income       International       Money Market         Growth           (Class II)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $           7,119  $           3,201  $          11,536  $           2,893  $         387,678
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                                838                388             11,536                156             42,980
                                     =================  =================  =================  =================  =================
   Cost of investments               $           7,596  $           5,083  $          11,536  $           3,568  $         370,297
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.66  $            8.74  $           11.43  $            7.32  $           11.27
                                     =================  =================  =================  =================  =================
   Highest                           $            8.71  $            8.74  $           11.43  $            7.32  $           13.96
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                       UIF Emerging      UIF Equity and       UIF Equity         UIF Global         UIF Mid Cap
                                      Markets Equity        Income              Growth           Franchise            Growth
                                        (Class II)         (Class II)         (Class II)         (Class II)         (Class II)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         258,953  $          98,066  $         426,040  $         158,225  $         630,342
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             28,645              8,425             33,415             12,822             73,984
                                     =================  =================  =================  =================  =================
   Cost of investments               $         243,066  $          93,604  $         404,773  $         145,511  $         601,188
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           14.85  $           11.57  $           11.67  $           12.20  $           13.06
                                     =================  =================  =================  =================  =================
   Highest                           $           14.91  $           11.62  $           11.71  $           12.25  $           13.12
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal Institutional                       Van Kampen Life Investment
                                              Funds, Inc. (Class II) Sub-Accounts                      Trust Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                         UIF Small        UIF U.S. Mid       UIF U.S. Real                             LIT
                                      Company Growth       Cap Value            Estate                               Emerging
                                        (Class II)         (Class II)         (Class II)        LIT Comstock          Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         823,049  $       1,165,799  $         769,407  $       2,014,907  $         727,752
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             61,422             78,717             49,511            171,045             29,936
                                     =================  =================  =================  =================  =================
   Cost of investments               $         800,620  $       1,084,656  $         728,634  $       1,790,028  $         773,979
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           13.56  $           13.35  $           12.73  $           11.51  $            4.24
                                     =================  =================  =================  =================  =================
   Highest                           $           13.62  $           13.41  $           14.60  $           11.51  $            4.24
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          Van Kampen Life Investment                     Van Kampen Life Investment
                                              Trust Sub-Accounts                        Trust (Class II) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                            LIT Aggressive                         LIT Emerging
                                            LIT               LIT               Growth          LIT Comstock          Growth
                                         Government       Money Market        (Class II)         (Class II)         (Class II)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $         607,074  $       1,986,603  $         503,426  $       3,479,016  $         864,030
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                             63,568          1,986,603            119,013            296,087             35,704
                                     =================  =================  =================  =================  =================
   Cost of investments               $         603,734  $       1,986,603  $         488,741  $       3,252,337  $         827,777
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.69  $           10.31  $           12.81  $           12.47  $           11.71
                                     =================  =================  =================  =================  =================
   Highest                           $           10.69  $           10.31  $           12.86  $           12.53  $           11.85
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Van Kampen Life Investment
                                        Trust (Class II) Sub-Accounts             Wells Fargo Variable Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                        LIT Growth         LIT Money          Wells Fargo        Wells Fargo
                                        and Income           Market            VT Asset           VT Equity         Wells Fargo
                                        (Class II)         (Class II)         Allocation           Income            VT Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,373,487  $          40,000  $         636,414  $         249,864  $         259,665
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            139,371             40,000             50,872             16,736             20,145
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,208,568  $          40,000  $         577,885  $         230,211  $         234,405
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.37  $           10.00  $            9.54  $            9.68  $            6.45
                                     =================  =================  =================  =================  =================
   Highest                           $           13.44  $           10.00  $            9.54  $            9.68  $            6.45
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     --------------------------------------------------------------------------------------------
                                         AIM V. I.                                                                  AIM V. I.
                                        Aggressive          AIM V. I.          AIM V. I.          AIM V. I.          Capital
                                          Growth            Balanced          Basic Value         Blue Chip        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         153,637  $             920  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (34,699)           (85,817)           (25,603)           (65,808)           (98,887)
    Administrative expense                      (3,057)            (7,484)            (2,247)            (5,891)            (8,045)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (37,756)            60,336            (26,930)           (71,699)          (106,932)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        399,192          1,016,717            402,426            597,442          1,021,695
    Cost of investments sold                   592,621          1,218,742            452,060            832,838          1,503,900
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                           (193,429)          (202,025)           (49,634)          (235,396)          (482,205)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)             (193,429)          (202,025)           (49,634)          (235,396)          (482,205)

Change in unrealized gains (losses)            935,965          1,189,240            732,364          1,575,113          2,596,161
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            742,536            987,215            682,730          1,339,717          2,113,956
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         704,780  $       1,047,551  $         655,800  $       1,268,018  $       2,007,024
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.                            AIM V. I.           AIM V. I.          AIM V. I.
                                          Capital           AIM V. I.           Dent             Diversified          Global
                                        Development        Core Equity       Demographics          Income            Utilities
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         115,926  $               -  $         252,379  $          53,566
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (10,053)          (141,210)           (15,486)           (45,283)           (16,788)
    Administrative expense                        (910)           (11,372)            (1,374)            (3,676)            (1,397)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (10,963)           (36,656)           (16,860)           203,420             35,381

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        140,099          1,596,581            223,928            797,345            202,043
    Cost of investments sold                   166,072          2,110,944            376,019            856,175            353,180
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (25,973)          (514,363)          (152,091)           (58,830)          (151,137)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (25,973)          (514,363)          (152,091)           (58,830)          (151,137)

Change in unrealized gains (losses)            305,708          2,919,857            587,941            135,135            343,500
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            279,735          2,405,494            435,850             76,305            192,363
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         268,772  $       2,368,838  $         418,990  $         279,725  $         227,744
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        AIM V. I.                              AIM V. I.          AIM V. I.          AIM V. I.
                                        Government          AIM V. I.            High           International      Mid Cap Core
                                        Securities           Growth              Yield             Growth             Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         198,727  $               -  $         134,187  $          21,804  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                (102,904)           (65,284)           (17,554)           (48,298)            (9,870)
    Administrative expense                      (8,830)            (5,298)            (1,578)            (3,926)              (818)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              86,993            (70,582)           115,055            (30,420)           (10,688)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      2,957,645            792,003            299,923            690,330            105,363
    Cost of investments sold                 2,810,153          1,480,503            311,400            961,409            105,645
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            147,492           (688,500)           (11,477)          (271,079)              (282)

Realized gain distributions                      3,004                  -                  -                  -              6,372
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              150,496           (688,500)           (11,477)          (271,079)             6,090

Change in unrealized gains (losses)           (261,850)         2,145,998            249,367          1,295,478            204,971
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                           (111,354)         1,457,498            237,890          1,024,399            211,061
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         (24,361) $       1,386,916  $         352,945  $         993,979  $         200,373
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  AIM Variable Insurance Funds
                                             AIM Variable Insurance Funds Sub-Accounts               Series II Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                         AIM V. I.         AIM V. I.           AIM V. I.         AIM V. I.
                                          Money               New               Premier          Aggressive          AIM V. I.
                                          Market           Technology           Equity           Growth II          Balanced II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          22,215  $               -  $          48,857  $               -  $          11,053
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (44,947)           (11,673)          (196,723)              (306)            (3,565)
    Administrative expense                      (3,785)            (1,047)           (16,003)               (21)              (254)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (26,517)           (12,720)          (163,869)              (327)             7,234

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      2,235,452            114,829          1,927,966                959             29,277
    Cost of investments sold                 2,235,452            392,427          2,938,474                900             28,227
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  -           (277,598)        (1,010,508)                59              1,050

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    -           (277,598)        (1,010,508)                59              1,050

Change in unrealized gains (losses)                  -            717,969          4,577,479              6,218             34,139
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                  -            440,371          3,566,971              6,277             35,189
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         (26,517) $         427,651  $       3,403,102  $           5,950  $          42,423
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         AIM V. I.          AIM V. I.          AIM V. I.         AIM V. I.           AIM V. I.
                                          Basic               Blue              Capital           Capital              Core
                                         Value II           Chip II         Appreciation II    Development II        Equity II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $               -  $               -  $             868
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (4,627)            (2,609)            (1,240)               (70)              (602)
    Administrative expense                        (422)              (181)              (115)                (5)               (45)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (5,049)            (2,790)            (1,355)               (75)               221

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         84,482             38,817              4,216              3,370             15,077
    Cost of investments sold                    79,817             36,122              3,970              3,014             14,676
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              4,665              2,695                246                356                401

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                4,665              2,695                246                356                401

Change in unrealized gains (losses)            114,236             41,447             24,709              1,417             10,791
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            118,901             44,142             24,955              1,773             11,192
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         113,852  $          41,352  $          23,600  $           1,698  $          11,413
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                             AIM V. I.        AIM V. I.          AIM V. I.
                                      AIM V. I. Dent       Diversified         Global            Government         AIM V. I.
                                      Demographics II       Income II        Utilities II       Securities II       Growth II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          11,765  $           2,965  $          97,467  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (531)            (1,492)              (735)           (57,700)              (812)
    Administrative expense                         (36)              (110)               (51)            (4,113)               (57)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                (567)            10,163              2,179             35,654               (869)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         22,928              3,834              3,592            971,085             29,098
    Cost of investments sold                    22,654              3,822              3,310            967,665             26,257
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                274                 12                282              3,420              2,841

Realized gain distributions                          -                  -                  -              1,515                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  274                 12                282              4,935              2,841

Change in unrealized gains (losses)              9,218             (2,669)             7,946            (57,596)            14,301
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                              9,492             (2,657)             8,228            (52,661)            17,142
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           8,925  $           7,506  $          10,407  $         (17,007) $          16,273
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                          AIM Variable Insurance Funds Series II Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            AIM V. I.         AIM V. I.           AIM V. I.
                                          AIM V. I.       International      Mid Cap Core           Money          AIM V. I. New
                                       High Yield II        Growth II         Equity II           Market II        Technology II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          42,388  $             303  $               -  $           1,969  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (2,873)            (1,086)              (621)            (8,207)              (137)
    Administrative expense                        (208)               (78)               (44)              (580)                (9)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              39,307               (861)              (665)            (6,818)              (146)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      2,396,927          2,495,109              1,109          5,770,502                139
    Cost of investments sold                 2,371,144          2,453,092              1,022          5,770,502                114
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             25,783             42,017                 87                  -                 25

Realized gain distributions                          -                  -                583                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)               25,783             42,017                670                  -                 25

Change in unrealized gains (losses)             (7,449)            13,230             10,400                  -              3,836
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             18,334             55,247             11,070                  -              3,861
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          57,641  $          54,386  $          10,405  $          (6,818) $           3,715
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable
                                      Insurance Funds
                                         Series II
                                       Sub-Accounts            AllianceBernstein Variable Product Series Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                         AIM V. I.                         AllianceBernstein  AllianceBernstein  AllianceBernstein
                                          Premier       AllianceBernstein      Growth &           Premier            Small Cap
                                         Equity II          Growth (a)        Income (a)         Growth (a)          Value (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             392  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,285)              (484)            (2,408)              (240)            (2,437)
    Administrative expense                         (91)               (63)              (313)               (31)              (304)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                (984)              (547)            (2,721)              (271)            (2,741)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          1,604                590              1,229                253              1,772
    Cost of investments sold                     1,490                575              1,197                247              1,669
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                114                 15                 32                  6                103

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  114                 15                 32                  6                103

Change in unrealized gains (losses)             21,307              8,641             72,509              3,683             79,464
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             21,421              8,656             72,541              3,689             79,567
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          20,437  $           8,109  $          69,820  $           3,418  $          76,826
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Dreyfus Socially
                                                                              Responsible       Dreyfus Stock    Dreyfus Variable
                                              Delaware Group Premium       Growth Fund, Inc.     Index Fund       Investment Fund
                                              Fund, Inc. Sub-Accounts         Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                          Delaware                         Dreyfus Socially
                                        VIP GP Small        Delaware          Responsible       Dreyfus Stock      VIF Capital
                                         Cap Value        VIP GP Trend        Growth Fund        Index Fund        Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           7,613  $               -  $             262  $          70,158  $          10,825
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (23,752)            (8,047)            (2,560)           (53,337)            (8,054)
    Administrative expense                      (2,055)              (696)              (221)            (4,614)              (697)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (18,194)            (8,743)            (2,519)            12,207              2,074

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        128,964             61,532             22,499            360,981             31,974
    Cost of investments sold                   124,408             65,847             33,760            407,645             35,450
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              4,556             (4,315)           (11,261)           (46,664)            (3,476)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                4,556             (4,315)           (11,261)           (46,664)            (3,476)

Change in unrealized gains (losses)            742,656            225,628             63,454          1,173,721            135,642
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            747,212            221,313             52,193          1,127,057            132,166
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         729,018  $         212,570  $          49,674  $       1,139,264  $         134,240
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus Variable Investment                    Fidelity Variable Insurance
                                                Fund Sub-Accounts                        Products Fund Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                       VIF Growth &         VIF Money                            VIP Equity-
                                          Income             Market         VIP Contrafund         Income           VIP Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          17,833  $           8,671  $          57,234  $           7,312
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                       -            (33,711)           (23,984)           (41,943)           (32,699)
    Administrative expense                           -             (2,916)            (2,075)            (3,628)            (2,828)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                   -            (18,794)           (17,388)            11,663            (28,215)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                             89          1,719,605            230,749            201,557            638,076
    Cost of investments sold                        99          1,719,605            245,626            217,695            746,132
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                (10)                 -            (14,877)           (16,138)          (108,056)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  (10)                 -            (14,877)           (16,138)          (108,056)

Change in unrealized gains (losses)                 21                  -            556,006          1,001,884            907,953
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                 11                  -            541,129            985,746            799,897
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $              11  $         (18,794) $         523,741  $         997,409  $         771,682
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Growth         VIP High              VIP          VIP Investment
                                       Opportunities         Income            Index 500         Grade Bond        VIP Overseas
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,518  $          26,144  $          20,644  $          69,987  $           6,018
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (4,074)            (5,324)           (18,106)           (24,256)            (8,864)
    Administrative expense                        (352)              (461)            (1,566)            (2,098)              (767)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (1,908)            20,359                972             43,633             (3,613)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         88,564             68,985            180,519            447,663            198,396
    Cost of investments sold                   107,504             66,299            207,610            432,968            218,152
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (18,940)             2,686            (27,091)            14,695            (19,756)

Realized gain distributions                          -                  -                  -             24,625                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (18,940)             2,686            (27,091)            39,320            (19,756)

Change in unrealized gains (losses)            108,665             76,359            411,611             (5,186)           311,915
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             89,725             79,045            384,520             34,134            292,159
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          87,817  $          99,404  $         385,492  $          77,767  $         288,546
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                   Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                                     Templeton
                                      Franklin Growth    Franklin Small                                              Developing
                                         and Income         Cap Value        Mutual Shares        Templeton           Markets
                                       Securities (b)     Securities (b)      Securities       Asset Strategy      Securities (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             875  $              31  $             525  $           8,359  $             156
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (4,794)            (1,853)            (5,528)            (3,758)              (620)
    Administrative expense                        (652)              (245)              (715)              (325)               (81)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (4,571)            (2,067)            (5,718)             4,276               (545)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        130,432             52,429             85,108             14,301              9,343
    Cost of investments sold                   124,101             49,556             83,362             13,342              9,078
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              6,331              2,873              1,746                959                265

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                6,331              2,873              1,746                959                265

Change in unrealized gains (losses)            153,235             60,981            123,818             90,633             25,126
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            159,566             63,854            125,564             91,592             25,391
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         154,995  $          61,787  $         119,846  $          95,868  $          24,846
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Franklin
                                         Templeton
                                          Variable        Goldman Sachs
                                         Insurance          Variable
                                       Products Trust      Insurance
                                        Sub-Accounts    Trust Sub-Account        HSBC Variable Insurance Funds Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                         Templeton          VIT CORE                                                 HSBC VI
                                          Foreign           Small Cap        HSBC VI Cash       HSBC VI Fixed        Growth
                                         Securities          Equity         Management (c)        Income (c)       & Income (c)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          15,784  $               -  $           3,010  $          12,612  $           3,674
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (12,087)                 -            (10,605)            (6,096)            (6,244)
    Administrative expense                      (1,119)                 -               (917)              (527)              (540)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               2,578                  -             (8,512)             5,989             (3,110)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        203,563                113          3,458,411          1,875,622          1,876,273
    Cost of investments sold                   219,339                 99          3,458,411          1,861,360          2,423,057
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (15,776)                14                  -             14,262           (546,784)

Realized gain distributions                          -                  -                  -             61,529                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (15,776)                14                  -             75,791           (546,784)

Change in unrealized gains (losses)            320,698                 13                  -            (75,511)           634,413
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            304,922                 27                  -                280             87,629
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         307,500  $              27  $          (8,512) $           6,269  $          84,519
                                     =================  =================  =================  =================  =================

(c) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable Insurance
                                              LSA Variable Series Trust Sub-Accounts                  Trust Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                            LSA
                                         Aggressive         LSA Equity        LSA Mid Cap                          MFS Emerging
                                         Growth (b)         Growth (b)         Value (b)          MFS Bond            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $             630  $          81,882  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,527)            (1,180)            (2,029)           (16,186)                 -
    Administrative expense                        (206)              (156)              (267)            (1,400)                 -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (1,733)            (1,336)            (1,666)            64,296                  -

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         21,222             52,509             46,562            518,592                 90
    Cost of investments sold                    21,228             50,981             44,684            501,095                 99
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                 (6)             1,528              1,878             17,497                 (9)

Realized gain distributions                          -                  -             31,025                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                   (6)             1,528             32,903             17,497                 (9)

Change in unrealized gains (losses)             22,097             20,104             29,503             25,596                 25
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             22,091             21,632             62,406             43,093                 16
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          20,358  $          20,296  $          60,740  $         107,389  $              16
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Morgan Stanley
                                                                                                   Variable Investment Series
                                            MFS Variable Insurance Trust Sub-Accounts            (Class Y Shares) Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                                                                                  Aggressive         Dividend
                                          MFS High        MFS Investors        MFS New         Equity (Class Y    Growth (Class Y
                                           Income             Trust           Discovery          Shares) (a)        Shares) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,763  $           3,465  $               -  $               -  $           5,320
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,443)            (6,365)            (5,215)            (1,585)            (3,797)
    Administrative expense                        (125)              (551)              (451)              (216)              (458)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               4,195             (3,451)            (5,666)            (1,801)             1,065

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         45,654             36,418             40,321             48,620             55,193
    Cost of investments sold                    46,024             40,983             45,956             46,338             53,423
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                               (370)            (4,565)            (5,635)             2,282              1,770

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                 (370)            (4,565)            (5,635)             2,282              1,770

Change in unrealized gains (losses)             15,089            116,073            139,150             38,211             74,079
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             14,719            111,508            133,515             40,493             75,849
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          18,914  $         108,057  $         127,849  $          38,692  $          76,914
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                            European       Global Advantage    Global Dividend      High Yield
                                      Equity (Class Y    Growth (Class Y       (Class Y        Growth (Class Y       (Class Y
                                        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             116  $               -  $               -  $               -  $           7,212
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,611)              (546)              (180)              (387)            (1,065)
    Administrative expense                        (195)               (80)               (23)               (54)              (138)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (1,690)              (626)              (203)              (441)             6,009

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          1,863                539             12,074                336             52,539
    Cost of investments sold                     1,792                515             12,022                324             51,005
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                 71                 24                 52                 12              1,534

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                   71                 24                 52                 12              1,534

Change in unrealized gains (losses)             26,617             23,678              4,829             17,374              9,369
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             26,688             23,702              4,881             17,386             10,903
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          24,998  $          23,076  $           4,678  $          16,945  $          16,912
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                          Income           Information          Limited             Money            Pacific
                                     Builder (Class Y       (Class Y       Duration (Class Y   Market (Class Y   Growth (Class Y
                                        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,622  $               -  $           7,992  $             659  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (801)              (256)            (2,717)            (2,902)              (257)
    Administrative expense                        (110)               (35)              (351)              (437)               (37)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               1,711               (291)             4,924             (2,680)              (294)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                            854                253             79,374          1,472,237                683
    Cost of investments sold                       831                241             79,385          1,472,237                666
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                 23                 12                (11)                 -                 17

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                   23                 12                (11)                 -                 17

Change in unrealized gains (losses)             12,752              5,349             (2,939)                 -              5,415
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             12,775              5,361             (2,950)                 -              5,432
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          14,486  $           5,070  $           1,974  $          (2,680) $           5,138
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Oppenheimer
                                                                                                                     Variable
                                                             Morgan Stanley Variable                               Account Funds
                                                  Investment Series (Class Y Shares) Sub-Accounts                  Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                       Quality Income        S&P 500          Strategist          Utilities         Oppenheimer
                                       Plus (Class Y     Index (Class Y        (Class Y           (Class Y          Aggressive
                                        Shares) (a)        Shares) (a)        Shares) (a)        Shares) (a)          Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,637  $               -  $           1,100  $             923  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (1,255)            (2,598)              (713)              (229)           (16,770)
    Administrative expense                        (168)              (344)              (101)               (32)            (1,451)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               4,214             (2,942)               286                662            (18,221)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          3,318             48,614                688                235            206,216
    Cost of investments sold                     3,309             46,792                672                232            265,638
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  9              1,822                 16                  3            (59,422)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    9              1,822                 16                  3            (59,422)

Change in unrealized gains (losses)              3,042             71,133             14,832              4,707            381,515
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                              3,051             72,955             14,848              4,710            322,093
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           7,265  $          70,013  $          15,134  $           5,372  $         303,872
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
                                                            Oppenheimer Variable Account Funds Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                          Oppenheimer         Oppenheimer        Oppenheimer
                                        Oppenheimer         Capital             Global               High           Oppenheimer
                                           Bond           Appreciation        Securities            Income        Main Street (d)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          73,569  $           4,475  $           4,615  $          37,107  $          28,019
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (16,082)           (14,903)            (7,912)            (6,657)           (37,691)
    Administrative expense                      (1,391)            (1,289)              (684)              (576)            (3,260)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              56,096            (11,717)            (3,981)            29,874            (12,932)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        252,788            131,324             39,093             32,455            171,580
    Cost of investments sold                   248,164            156,555             47,422             33,113            197,026
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              4,624            (25,231)            (8,329)              (658)           (25,446)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                4,624            (25,231)            (8,329)              (658)           (25,446)

Change in unrealized gains (losses)             14,152            381,342            271,070             85,802            813,265
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             18,776            356,111            262,741             85,144            787,819
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          74,872  $         344,394  $         258,760  $         115,018  $         774,887
                                     =================  =================  =================  =================  =================

(d) Previously known as Oppenheimer Main Street Growth & Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer Variable Account                   Oppenheimer Variable Account
                                               Funds Sub-Accounts                Funds (Service Class ("SC")) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                        Oppenheimer                                             Oppenheimer         Oppenheimer
                                        Main Street        Oppenheimer        Oppenheimer         Capital             Global
                                         Small Cap          Strategic         Aggressive        Appreciation        Securities
                                          Growth              Bond          Growth (SC) (b)        (SC) (b)           (SC) (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         177,174  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (9,274)           (36,936)            (1,630)            (4,470)            (2,737)
    Administrative expense                        (802)            (3,195)              (223)              (567)              (360)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (10,076)           137,043             (1,853)            (5,037)            (3,097)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         83,996            378,110             46,737             78,406             14,466
    Cost of investments sold                    82,391            361,373             46,606             75,496             12,796
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              1,605             16,737                131              2,910              1,670

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                1,605             16,737                131              2,910              1,670

Change in unrealized gains (losses)            308,447            336,214              7,339             94,387            154,395
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            310,052            352,951              7,470             97,297            156,065
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         299,976  $         489,994  $           5,617  $          92,260  $         152,968
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts
                                    -----------------------------------------------------------------------------------------------
                                                                             Oppenheimer
                                       Oppenheimer        Oppenheimer        Main Street        Oppenheimer        Oppenheimer
                                          High               Main             Small Cap           Multiple          Strategic
                                     Income (SC) (b)    Street (SC) (b)    Growth (SC) (b)   Strategies (SC) (b)    Bond (SC) (b)
                                    -----------------  -----------------  -----------------  -------------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $               -  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (2,410)            (7,602)            (3,044)            (1,534)            (4,527)
    Administrative expense                       (302)              (988)              (414)              (206)              (586)
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (2,712)            (8,590)            (3,458)            (1,740)            (5,113)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                       138,524            173,196             59,628             66,141            127,267
    Cost of investments sold                  135,343            165,302             56,702             65,264            125,651
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             3,181              7,894              2,926                877              1,616

Realized gain distributions                         -                  -                  -                  -                  -
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)               3,181              7,894              2,926                877              1,616

Change in unrealized gains (losses)            24,904            168,457             82,537             33,522             53,197
                                    -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            28,085            176,351             85,463             34,399             54,813
                                    -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $          25,373  $         167,761  $          82,005  $          32,659  $          49,700
                                    =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        VT American
                                         Government         VT Capital        VT Capital         VT Discovery     VT Diversified
                                          Income           Appreciation    Opportunities (b)      Growth (e)          Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         440,916  $               -  $          28,639  $               -  $         848,313
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                (142,649)           (10,583)            (6,150)           (16,706)          (124,878)
    Administrative expense                           -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             298,267            (10,583)            22,489            (16,706)           723,435

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      3,190,940            255,232              6,797            325,487          1,200,368
    Cost of investments sold                 3,124,532            282,415              6,583            344,723          1,197,528
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             66,408            (27,183)               214            (19,236)             2,840

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)               66,408            (27,183)               214            (19,236)             2,840

Change in unrealized gains (losses)           (350,717)           205,590             63,380            364,297            925,741
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                           (284,309)           178,407             63,594            345,061            928,581
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          13,958  $         167,824  $          86,083  $         328,355  $       1,652,016
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                          VT The George       VT Global
                                         VT Equity         Putnam Fund          Asset             VT Global          VT Growth
                                         Income (b)         of Boston         Allocation           Equity            and Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,029  $         265,529  $         111,070  $          62,386  $         682,782
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (2,074)          (155,498)           (33,311)           (74,220)          (490,992)
    Administrative expense                           -               (542)              (166)                 -               (430)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                 (45)           109,489             77,593            (11,834)           191,360

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         43,861          1,266,150         14,691,169         20,666,841          3,555,559
    Cost of investments sold                    40,801          1,324,095         14,652,557         21,351,522          4,241,283
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                              3,060            (57,945)            38,612           (684,681)          (685,724)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                3,060            (57,945)            38,612           (684,681)          (685,724)

Change in unrealized gains (losses)             43,564          1,723,574            323,192          1,983,653          9,497,250
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             46,624          1,665,629            361,804          1,298,972          8,811,526
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          46,579  $       1,775,118  $         439,397  $       1,287,138  $       9,002,886
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VT Growth          VT Health          VT High                           VT International
                                       Opportunities        Sciences            Yield             VT Income         Equity (f)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          33,317  $         487,972  $         834,289  $          92,829
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (27,796)           (79,199)           (95,271)          (245,564)          (125,252)
    Administrative expense                           -               (147)              (413)              (430)              (302)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (27,796)           (46,029)           392,288            588,295            (32,725)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        346,333            832,998          7,728,920          2,895,324         22,226,782
    Cost of investments sold                   676,151          1,048,755          7,629,512          2,835,376         22,927,979
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                           (329,818)          (215,757)            99,408             59,948           (701,197)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)             (329,818)          (215,757)            99,408             59,948           (701,197)

Change in unrealized gains (losses)            787,271          1,231,272            762,623            (83,785)         3,316,631
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            457,453          1,015,515            862,031            (23,837)         2,615,434
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         429,657  $         969,486  $       1,254,319  $         564,458  $       2,582,709
                                     =================  =================  =================  =================  =================

(f) Previously known as VT International Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                     VT International   VT International
                                        Growth and             New                               VT Mid Cap          VT Money
                                           Income         Opportunities       VT Investors        Value (b)           Market
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          51,385  $           9,810  $          58,063  $          14,599  $          57,645
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (28,755)           (30,962)          (183,691)            (9,085)          (153,196)
    Administrative expense                           -                  -               (153)                 -               (850)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              22,630            (21,152)          (125,781)             5,514            (96,401)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                     14,730,299         18,134,709          1,742,729          1,157,958        104,273,022
    Cost of investments sold                14,762,541         18,182,783          2,701,986          1,149,443        104,273,022
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                            (32,242)           (48,074)          (959,257)             8,515                  -

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)              (32,242)           (48,074)          (959,257)             8,515                  -

Change in unrealized gains (losses)            732,485            807,539          4,406,481            171,531                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            700,243            759,465          3,447,224            180,046                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         722,873  $         738,313  $       3,321,443  $         185,560  $         (96,401)
                                     =================  =================  =================  =================  =================

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                VT OTC &
                                           VT New            VT New             Emerging                           VT Small Cap
                                       Opportunities          Value              Growth          VT Research           Value
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          74,746  $               -  $          18,494  $          21,742
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                (135,109)           (78,501)           (38,414)           (79,654)           (85,627)
    Administrative expense                        (118)              (147)                 -                (89)                 -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)            (135,227)            (3,902)           (38,414)           (61,249)           (63,885)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                      1,208,275          1,043,593          1,576,378            955,217          3,473,821
    Cost of investments sold                 2,701,444          1,118,966          2,034,424          1,281,244          3,394,540
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                         (1,493,169)           (75,373)          (458,046)          (326,027)            79,281

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)           (1,493,169)           (75,373)          (458,046)          (326,027)            79,281

Change in unrealized gains (losses)          4,445,048          1,784,437          1,187,284          1,740,902          2,693,189
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                          2,951,879          1,709,064            729,238          1,414,875          2,772,470
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       2,816,652  $       1,705,162  $         690,824  $       1,353,626  $       2,708,585
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Scudder Variable
                                                Putnam Variable Trust Sub-Accounts                   Series I Sub-Accounts
                                     -------------------------------------------------------  ------------------------------------
                                        VT Utilities
                                           Growth                                                21st Century
                                         and Income         VT Vista           VT Voyager           Growth            Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         115,783  $               -  $          72,445  $               -  $             505
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (39,725)           (74,637)          (251,362)               (10)               (42)
    Administrative expense                         (55)               (74)              (773)                (8)               (29)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              76,003            (74,711)          (179,690)               (18)               434

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        471,369            714,480          2,185,030              3,906             27,749
    Cost of investments sold                   715,138          1,269,700          3,911,710              5,268             27,541
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                           (243,769)          (555,220)        (1,726,680)            (1,362)               208

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)             (243,769)          (555,220)        (1,726,680)            (1,362)               208

Change in unrealized gains (losses)            827,265          2,155,186          6,022,130              2,026              1,425
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            583,496          1,599,966          4,295,450                664              1,633
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         659,499  $       1,525,255  $       4,115,760  $             646  $           2,067
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                Scudder Variable Series I Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                              Capital           Global             Growth
                                           Bond               Growth           Discovery         and Income        International
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,135  $              59  $               -  $              64  $              20
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (213)               (20)                (1)               (29)               (12)
    Administrative expense                        (133)               (15)                (1)               (20)                (8)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)               1,789                 24                 (2)                15                  -

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         13,680             18,472              4,380              8,493              4,344
    Cost of investments sold                    13,506             18,034              5,236              9,991              5,278
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                174                438               (856)            (1,498)              (934)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  174                438               (856)            (1,498)              (934)

Change in unrealized gains (losses)                382              1,079                936              3,068              1,644
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                556              1,517                 80              1,570                710
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           2,345  $           1,541  $              78  $           1,585  $             710
                                     =================  =================  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                     Scudder Variable   Scudder Variable
                                         Series I           Series II                    The Universal Institutional
                                       Sub-Accounts        Sub-Account                Funds, Inc (Class II) Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                               UIF Active
                                                                             International      UIF Emerging       UIF Emerging
                                                                               Allocation       Markets Debt      Markets Equity
                                       Money Market          Growth          (Class II) (g)    (Class II) (b)     (Class II) (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $              87  $               3  $           3,049  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                     (56)               (11)              (312)              (927)              (387)
    Administrative expense                         (33)                (8)               (39)              (134)               (48)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                  (2)               (16)             2,698             (1,061)              (435)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                             88                243            172,346                953              3,151
    Cost of investments sold                        88                334            169,829                928              3,081
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  -                (91)             2,517                 25                 70

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    -                (91)             2,517                 25                 70

Change in unrealized gains (losses)                  -                668                  -             17,381             15,887
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                  -                577              2,517             17,406             15,957
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $              (2) $             561  $           5,215  $          16,345  $          15,522
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         UIF Equity         UIF Equity         UIF Global        UIF Mid Cap         UIF Small
                                         and Income           Growth           Franchise            Growth        Company Growth
                                       (Class II) (a)     (Class II) (a)     (Class II) (a)     (Class II) (a)     (Class II) (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $             441  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                    (203)            (1,068)              (526)            (1,518)            (1,876)
    Administrative expense                         (25)              (134)               (73)              (192)              (253)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)                 213             (1,202)              (599)            (1,710)            (2,129)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          2,605              3,888             51,205             55,477              3,853
    Cost of investments sold                     2,598              3,879             47,750             52,084              3,606
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  7                  9              3,455              3,393                247

Realized gain distributions                        253                  -                206                  -             12,985
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  260                  9              3,661              3,393             13,232

Change in unrealized gains (losses)              4,462             21,267             12,714             29,154             22,429
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                              4,722             21,276             16,375             32,547             35,661
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $           4,935  $          20,074  $          15,776  $          30,837  $          33,532
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional
                                     Funds, Inc. (Class II) Sub-Accounts        Van Kampen Life Investment Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                        UIF U.S. Mid         UIF U.S.
                                          Cap Value        Real Estate           LIT            LIT Emerging            LIT
                                       (Class II) (a)     (Class II) (b)       Comstock            Growth           Government
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $          12,906  $               -  $          23,569
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (2,878)            (1,737)           (16,292)            (6,947)            (6,350)
    Administrative expense                        (380)              (247)            (1,409)              (601)              (549)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)              (3,258)            (1,984)            (4,795)            (7,548)            16,670

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                          4,327             18,449            360,974             56,222            176,907
    Cost of investments sold                     4,165             17,602            371,229             69,587            177,149
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                162                847            (10,255)           (13,365)              (242)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                  162                847            (10,255)           (13,365)              (242)

Change in unrealized gains (losses)             81,143             40,773            411,723            156,815            (13,147)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                             81,305             41,620            401,468            143,450            (13,389)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          78,047  $          39,636  $         396,673  $         135,902  $           3,281
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Van Kampen
                                      Life Investment
                                          Trust
                                       Sub-Accounts              Van Kampen Life Investment Trust (Class II) Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                                         LIT Aggressive                         LIT Emerging        LIT Growth
                                          LIT Money          Growth          LIT Comstock          Growth           and Income
                                           Market        (Class II) (a)     (Class II) (a)     (Class II) (b)     (Class II) (b)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          11,842  $               -  $               -  $               -  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (24,130)            (1,003)            (7,402)            (2,399)            (5,134)
    Administrative expense                      (2,087)              (124)              (951)              (300)              (697)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net investment income (loss)             (14,375)            (1,127)            (8,353)            (2,699)            (5,831)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                        974,910                771             61,436              3,019             79,347
    Cost of investments sold                   974,910                756             60,432              2,886             77,151
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                                  -                 15              1,004                133              2,196

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized gains (losses)                    -                 15              1,004                133              2,196

Change in unrealized gains (losses)                  -             14,685            226,679             36,253            164,919
                                     -----------------  -----------------  -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                                  -             14,700            227,683             36,386            167,115
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         (14,375) $          13,573  $         219,330  $          33,687  $         161,284
                                     =================  =================  =================  =================  =================

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------

                                             Wells Fargo Variable Trust Sub-Accounts
                                     -------------------------------------------------------
                                        Wells Fargo        Wells Fargo
                                          VT Asset          VT Equity         Wells Fargo
                                        Allocation           Income            VT Growth
                                     -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           8,780  $           3,335  $               -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (6,180)            (2,402)            (2,128)
    Administrative expense                        (535)              (208)              (184)
                                     -----------------  -----------------  -----------------

      Net investment income (loss)               2,065                725             (2,312)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                         58,200             56,943             23,134
    Cost of investments sold                    63,651             66,648             23,877
                                     -----------------  -----------------  -----------------

      Realized gains (losses) on
        fund shares                             (5,451)            (9,705)              (743)

Realized gain distributions                          -              5,482                  -
                                     -----------------  -----------------  -----------------

      Net realized gains (losses)               (5,451)            (4,223)              (743)

Change in unrealized gains (losses)            106,814             50,010             43,299
                                     -----------------  -----------------  -----------------

      Net realized and unrealized
        gains (losses) on
        investments                            101,363             45,787             42,556
                                     -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $         103,428  $          46,512  $          40,244
                                     =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                       AIM V. I. Aggressive Growth         AIM V. I. Balanced             AIM V. I. Basic Value
                                      -----------------------------   -----------------------------   -----------------------------
                                           2003            2002           2003             2002           2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (37,756)  $     (43,000)  $      60,336   $     103,756   $     (26,930)  $     (18,123)
Net realized gains (losses)                (193,429)       (499,556)       (202,025)       (323,451)        (49,634)        (54,610)
Change in unrealized gains (losses)         935,965        (441,435)      1,189,240      (1,270,366)        732,364        (373,308)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           704,780        (983,991)      1,047,551      (1,490,061)        655,800        (446,041)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     56,373         135,775         337,731       1,070,860         127,084         477,066
Benefit payments                            (12,019)        (54,618)        (86,759)       (155,152)        (16,508)           (526)
Payments on termination                    (186,516)       (316,481)       (392,904)       (645,821)       (139,118)       (112,633)
Contract maintenance charge                  (3,452)         (3,561)         (6,348)         (5,508)         (3,583)         (1,219)
Transfers among the sub-accounts
  and with the Fixed Account - net           39,589          82,020         352,495       1,102,344         688,861       1,168,309
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (106,025)       (156,865)        204,215       1,366,723         656,736       1,530,997
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           598,755      (1,140,856)      1,251,766        (123,338)      1,312,536       1,084,956

NET ASSETS AT BEGINNING OF PERIOD         2,893,582       4,034,438       7,053,464       7,176,802       1,785,384         700,428
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   3,492,337   $   2,893,582   $   8,305,230   $   7,053,464   $   3,097,920   $   1,785,384
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               460,121         487,672         989,573         828,911         208,208          62,499
    Units issued                             44,250         135,323         148,553         402,073         133,212         196,087
    Units redeemed                          (61,789)       (162,874)       (130,216)       (241,411)        (65,247)        (50,378)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        442,582         460,121       1,007,910         989,573         276,173         208,208
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                            AIM V. I. Capital
                                           AIM V. I. Blue Chip                Appreciation            AIM V. I. Capital Development
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002             2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (71,699)  $     (74,360)  $    (106,932)  $    (116,365)  $     (10,963)  $     (12,380)
Net realized gains (losses)                (235,396)       (532,894)       (482,205)       (772,685)        (25,973)        (55,849)
Change in unrealized gains (losses)       1,575,113      (1,443,205)      2,596,161      (1,745,993)        305,708        (201,194)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         1,268,018      (2,050,459)      2,007,024      (2,635,043)        268,772        (269,423)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    124,145         435,968         389,855         661,979           8,453          44,030
Benefit payments                            (30,627)       (125,465)        (45,360)        (86,999)         (6,447)        (37,115)
Payments on termination                    (314,319)       (427,832)       (591,139)       (536,668)        (49,039)        (60,570)
Contract maintenance charge                  (9,615)         (9,225)         (7,071)         (6,993)           (666)           (614)
Transfers among the sub-accounts
  and with the Fixed Account - net          287,139         870,295          99,604          11,179         (23,611)         63,553
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 56,723         743,741        (154,111)         42,498         (71,310)          9,284
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,324,741      (1,306,718)      1,852,913      (2,592,545)        197,462        (260,139)

NET ASSETS AT BEGINNING OF PERIOD         5,406,722       6,713,440       7,413,691      10,006,236         837,400       1,097,539
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   6,731,463   $   5,406,722   $   9,266,604   $   7,413,691   $   1,034,862   $     837,400
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
  of period                               1,090,233         991,661       1,066,990       1,015,606         101,024         103,054
    Units issued                            174,404         403,541         158,905         355,019           7,483          28,182
    Units redeemed                         (176,370)       (304,969)       (149,768)       (303,635)        (15,050)        (30,212)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,088,267       1,090,233       1,076,127       1,066,990          93,457         101,024
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          AIM V. I. Core Equity        AIM V. I. Dent Demographics     AIM V. I. Diversified Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002             2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (36,656)  $    (134,326)  $     (16,860)  $     (18,874)  $     203,420   $     228,991
Net realized gains (losses)                (514,363)       (991,898)       (152,091)       (315,380)        (58,830)       (105,137)
Change in unrealized gains (losses)       2,919,857      (1,333,528)        587,941        (309,254)        135,135         (94,362)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         2,368,838      (2,459,752)        418,990        (643,508)        279,725          29,492
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    278,084         540,464          22,129         115,005         243,235         300,366
Benefit payments                           (168,970)       (360,311)         (8,878)        (75,859)        (61,631)        (87,955)
Payments on termination                    (915,761)       (839,818)        (88,186)       (133,459)       (279,385)       (430,852)
Contract maintenance charge                  (9,751)        (10,121)         (1,318)         (1,374)         (1,803)         (1,497)
Transfers among the sub-accounts
  and with the Fixed Account - net          126,494        (652,259)         56,011         (79,317)        404,651         401,163
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (689,904)     (1,322,045)        (20,242)       (175,004)        305,067         181,225
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,678,934      (3,781,797)        398,748        (818,512)        584,792         210,717

NET ASSETS AT BEGINNING OF PERIOD        11,066,083      14,847,880       1,200,748       2,019,260       3,569,645       3,358,928
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  12,745,017   $  11,066,083   $   1,599,496   $   1,200,748   $   4,154,437   $   3,569,645
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,313,004       1,414,433         335,563         379,548         324,463         302,828
    Units issued                            140,750         281,977          43,609          76,923         101,652         160,951
    Units redeemed                         (196,237)       (383,406)        (53,220)       (120,908)        (74,160)       (139,316)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,257,517       1,313,004         325,952         335,563         351,955         324,463
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                          AIM V. I. Government
                                       AIM V. I. Global Utilities              Securities                    AIM V. I. Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      35,381   $      28,432   $      86,993   $      80,684   $     (70,582)  $     (81,701)
Net realized gains (losses)                (151,137)       (331,490)        150,496          77,922        (688,500)     (1,059,188)
Change in unrealized gains (losses)         343,500        (263,760)       (261,850)        448,447       2,145,998      (1,310,865)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           227,744        (566,818)        (24,361)        607,053       1,386,916      (2,451,754)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     16,785         118,440         383,649       1,037,877         105,490         246,034
Benefit payments                             (4,222)        (30,024)        (51,904)        (69,159)        (95,134)       (127,688)
Payments on termination                     (73,986)       (254,601)       (591,263)     (1,032,060)       (399,413)       (345,344)
Contract maintenance charge                  (1,235)         (1,431)         (3,777)         (2,654)         (5,501)         (5,787)
Transfers among the sub-accounts
  and with the Fixed Account - net          (63,898)         35,562        (636,169)      3,515,702         102,771        (157,673)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (126,556)       (132,054)       (899,464)      3,449,706        (291,787)       (390,458)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           101,188        (698,872)       (923,825)      4,056,759       1,095,129      (2,842,212)

NET ASSETS AT BEGINNING OF PERIOD         1,430,035       2,128,907       9,278,126       5,221,367       4,894,153       7,736,365
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,531,223   $   1,430,035   $   8,354,301   $   9,278,126   $   5,989,282   $   4,894,153
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               215,199         235,277         738,673         446,714         916,035         953,855
    Units issued                             14,835          78,356         200,367         504,011         109,613         168,670
    Units redeemed                          (32,545)        (98,434)       (264,705)       (212,052)       (146,556)       (206,490)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        197,489         215,199         674,335         738,673         879,092         916,035
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               VAIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                         AIM V. I. International              AIM V. I. Mid
                                          AIM V. I. High Yield                   Growth                      Cap Core Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     115,055   $     (11,468)  $     (30,420)  $     (32,013)  $     (10,688)  $      (5,985)
Net realized gains (losses)                 (11,477)        (62,031)       (271,079)       (366,997)          6,090         (14,430)
Change in unrealized gains (losses)         249,367           3,551       1,295,478        (375,727)        204,971         (77,355)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           352,945         (69,948)        993,979        (774,737)        200,373         (97,770)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     69,445         118,248         131,049         357,198          53,477          58,383
Benefit payments                                  -          (3,166)        (34,717)        (88,872)         (8,045)              -
Payments on termination                    (143,684)        (94,025)       (351,493)       (200,611)        (35,464)        (57,315)
Contract maintenance charge                    (892)           (629)         (3,203)         (3,050)           (570)           (198)
Transfers among the sub-accounts
  and with the Fixed Account - net          821,482         197,041          99,650          (2,807)        317,241         556,823
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                746,351         217,469        (158,714)         61,858         326,639         557,693
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,099,296         147,521         835,265        (712,879)        527,012         459,923

NET ASSETS AT BEGINNING OF PERIOD           938,757         791,236       3,736,288       4,449,167         579,088         119,165
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,038,053   $     938,757   $   4,571,553   $   3,736,288   $   1,106,100   $     579,088
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               131,185         103,978         537,600         515,728          58,412          10,488
    Units issued                            142,770          74,823          92,014         112,395          45,104          71,840
    Units redeemed                          (49,190)        (47,616)        (96,310)        (90,523)        (13,792)        (23,916)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        224,765         131,185         533,304         537,600          89,724          58,412
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         AIM V. I. Money Market         AIM V. I. New Technology         AIM V. I. Premier Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (26,517)  $      (3,247)  $     (12,720)  $     (12,969)  $    (163,869)  $    (196,653)
Net realized gains (losses)                       -               -        (277,598)       (750,166)     (1,010,508)     (2,143,279)
Change in unrealized gains (losses)               -               -         717,969          63,286       4,577,479      (5,326,623)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           (26,517)         (3,247)        427,651        (699,849)      3,403,102      (7,666,555)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     53,534          58,788           2,915          56,928         307,433         972,040
Benefit payments                           (105,716)       (196,501)        (13,024)        (30,268)       (230,254)       (395,449)
Payments on termination                    (777,711)       (869,716)        (66,909)       (174,659)     (1,116,389)     (1,263,500)
Contract maintenance charge                  (1,971)         (2,545)         (1,122)         (1,179)        (17,752)        (19,379)
Transfers among the sub-accounts
  and with the Fixed Account - net         (635,236)        517,242         141,523          23,361             328        (658,083)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (1,467,100)       (492,732)         63,383        (125,817)     (1,056,634)     (1,364,371)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,493,617)       (495,979)        491,034        (825,666)      2,346,468      (9,030,926)

NET ASSETS AT BEGINNING OF PERIOD         4,670,018       5,165,997         791,390       1,617,056      15,319,864      24,350,790
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   3,176,401   $   4,670,018   $   1,282,424   $     791,390   $  17,666,332   $  15,319,864
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               417,641         460,112         139,103         154,011       2,133,493       2,182,906
    Units issued                            191,939         542,926          26,641          27,174         143,393         464,266
    Units redeemed                         (321,801)       (585,397)        (16,071)        (42,082)       (249,626)       (513,679)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        287,779         417,641         149,673         139,103       2,027,260       2,133,493
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          AIM V. I. Aggressive
                                                Growth II                 AIM V. I. Balanced II         AIM V. I. Basic Value II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $        (327)  $          (9)  $       7,234   $       1,563   $      (5,049)  $        (177)
Net realized gains (losses)                      59             744           1,050               7           4,665               8
Change in unrealized gains (losses)           6,218             (45)         34,139          (1,955)        114,236            (270)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             5,950             690          42,423            (385)        113,852            (439)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     19,629               -         440,265          48,254         821,142          41,292
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -          (4,271)           (300)        (56,920)           (227)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net              405           2,273          56,120          22,081         163,058          30,763
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 20,034           2,273         492,114          70,035         927,280          71,828
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            25,984           2,963         534,537          69,650       1,041,132          71,389

NET ASSETS AT BEGINNING OF PERIOD             2,963               -          69,650               -          71,389               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $      28,947   $       2,963   $     604,187   $      69,650   $   1,112,521   $      71,389
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                   369               -           8,424               -           9,333               -
    Units issued                              2,531             369          55,835           8,460          91,704           9,370
    Units redeemed                               (4)              -            (484)            (36)         (5,044)            (37)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period          2,896             369          63,775           8,424          95,993           9,333
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                            AIM V. I. Capital               AIM V. I. Capital
                                         AIM V. I. Blue Chip II              Appreciation II                 Development II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,790)  $        (109)  $      (1,355)  $          (5)  $         (75)  $          (3)
Net realized gains (losses)                   2,695               8             246               -             356               -
Change in unrealized gains (losses)          41,447          (1,260)         24,709            (166)          1,417             (48)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            41,352          (1,361)         23,600            (171)          1,698             (51)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    168,592          28,712         278,886               -           3,013               -
Benefit payments                                  -               -               -               -               -               -
Payments on termination                      (2,626)           (228)         (3,201)              -          (3,303)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          106,918           8,285         120,864           4,751             285           3,067
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                272,884          36,769         396,549           4,751              (5)          3,067
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           314,236          35,408         420,149           4,580           1,693           3,016

NET ASSETS AT BEGINNING OF PERIOD            35,408               -           4,580               -           3,016               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     349,644   $      35,408   $     424,729   $       4,580   $       4,709   $       3,016
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 4,596               -             616               -             390               -
    Units issued                             33,988           4,628          37,283             616             449             390
    Units redeemed                           (1,648)            (32)           (443)              -            (379)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         36,936           4,596          37,456             616             460             390
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                             AIM V. I. Dent               AIM V. I. Diversified
                                        AIM V. I. Core Equity II             Demographics II                    Income II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003          2002 (h)          2003          2002 (h)          2003          2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $         221   $          (3)  $        (567)  $         (28)  $      10,163   $       3,347
Net realized gains (losses)                     401              15             274              (1)             12               -
Change in unrealized gains (losses)          10,791             687           9,218            (375)         (2,669)         (1,565)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            11,413             699           8,925            (404)          7,506           1,782
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     78,105          20,634          54,446               -         121,150          35,425
Benefit payments                                  -               -               -               -               -               -
Payments on termination                      (2,012)           (570)           (475)              -          (2,137)           (394)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (9,452)          6,133           5,122           9,342          18,994          11,070
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 66,641          26,197          59,093           9,342         138,007          46,101
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            78,054          26,896          68,018           8,938         145,513          47,883

NET ASSETS AT BEGINNING OF PERIOD            26,896               -           8,938               -          47,883               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     104,950   $      26,896   $      76,956   $       8,938   $     193,396   $      47,883
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 3,241               -           1,340               -           4,785               -
    Units issued                              8,618           3,316           7,250           1,340          13,431           4,826
    Units redeemed                           (1,541)            (75)            (53)              -            (241)            (41)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         10,318           3,241           8,537           1,340          17,975           4,785
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                AIM V. I.
                                      AIM V. I. Global Utilities II      Government Securities II          AIM V. I. Growth II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003         2002 (h)         2003         2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       2,179   $         731   $      35,654   $      17,931   $        (869)  $         (11)
Net realized gains (losses)                     282               8           4,935              31           2,841              (1)
Change in unrealized gains (losses)           7,946             419         (57,596)          9,371          14,301            (304)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            10,407           1,158         (17,007)         27,333          16,273            (316)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     53,729          22,067       2,584,008       1,772,719          58,069             100
Benefit payments                                  -               -               -               -               -               -
Payments on termination                      (2,704)           (151)       (709,474)           (894)         (4,777)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net            1,326            (868)        515,440          26,145          13,420           7,857
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 52,351          21,048       2,389,974       1,797,970          66,712           7,957
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            62,758          22,206       2,372,967       1,825,303          82,985           7,641

NET ASSETS AT BEGINNING OF PERIOD            22,206               -       1,825,303               -           7,641               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $      84,964   $      22,206   $   4,198,270   $   1,825,303   $      90,626   $       7,641
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 2,830               -         169,606               -           1,126               -
    Units issued                              6,774           2,866         309,308         169,689           9,886           1,126
    Units redeemed                             (358)            (36)        (86,555)            (83)           (636)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period          9,246           2,830         392,359         169,606          10,376           1,126
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                AIM V. I.                       AIM V. I.
                                         AIM V. I. High Yield II         International Growth II         Mid Cap Core Equity II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      39,307   $         (19)  $        (861)  $           6   $        (665)  $         (29)
Net realized gains (losses)                  25,783               -          42,017              (1)            670              (1)
Change in unrealized gains (losses)          (7,449)            287          13,230             (39)         10,400              (2)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            57,641             268          54,386             (34)         10,405             (32)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    135,675               -          80,135           1,736          44,275             100
Benefit payments                                  -               -               -               -               -               -
Payments on termination                        (281)              -        (537,980)              -            (491)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          432,352          10,636         504,494             163          33,106          11,145
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                567,746          10,636          46,649           1,899          76,890          11,245
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           625,387          10,904         101,035           1,865          87,295          11,213

NET ASSETS AT BEGINNING OF PERIOD            10,904               -           1,865               -          11,213               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     636,291   $      10,904   $     102,900   $       1,865   $      98,508   $      11,213
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 1,174               -             225               -           1,282               -
    Units issued                            274,022           1,174         300,766             225           7,762           1,282
    Units redeemed                         (220,854)              -        (291,212)              -             (45)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         54,342           1,174           9,779             225           8,999           1,282
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Series II Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                AIM V. I.
                                        AIM V. I. Money Market II           New Technology II          AIM V. I. Premier Equity II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003           2002 (h)         2003           2002 (h)         2003           2002 (h)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (6,818)  $        (371)  $        (146)  $           -   $        (984)  $          11
Net realized gains (losses)                       -               -              25               -             114              (1)
Change in unrealized gains (losses)               -               -           3,836              (2)         21,307            (308)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            (6,818)           (371)          3,715              (2)         20,437            (298)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,482,111         238,165           5,941               -         120,366           8,250
Benefit payments                                  -               -               -               -               -               -
Payments on termination                  (1,037,567)           (125)              -               -            (350)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (113,855)          1,485           4,938              25          42,418           2,206
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                330,689         239,525          10,879              25         162,434          10,456
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           323,871         239,154          14,594              23         182,871          10,158

NET ASSETS AT BEGINNING OF PERIOD           239,154               -              23               -          10,158               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     563,025   $     239,154   $      14,617   $          23   $     193,029   $      10,158
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                24,062               -               4               -           1,484               -
    Units issued                            635,133          24,075           1,640               4          20,206           1,484
    Units redeemed                         (601,878)            (13)              -               -             (48)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         57,317          24,062           1,644               4          21,642           1,484
                                      =============   =============   =============   =============   =============   =============

(h) For the period beginning June 3, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Delaware Group Premium
                                       AllianceBernstein Variable Product Series Fund Sub-Accounts       Fund, Inc. Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                        Alliance        Alliance        Alliance
                                        Alliance        Bernstein       Bernstein       Bernstein
                                        Bernstein        Growth &        Premier        Small Cap             Delaware VIP
                                         Growth          Income          Growth           Value            GP Small Cap Value
                                      -------------   -------------   -------------   -------------   -----------------------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)          $        (547)  $      (2,721)  $        (271)  $      (2,741)  $     (18,194)  $         250
Net realized gains (losses)                      15              32               6             103           4,556            (931)
Change in unrealized gains (losses)           8,641          72,509           3,683          79,464         742,656        (132,583)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             8,109          69,820           3,418          76,826         729,018        (133,264)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    194,521         852,397          42,300         965,505         171,221         706,287
Benefit payments                                  -               -               -               -          (3,809)              -
Payments on termination                        (184)            (40)              -            (274)       (118,101)        (75,758)
Contract maintenance charge                       -               -               -               -          (1,671)           (533)
Transfers among the sub-accounts
  and with the Fixed Account - net           40,835         201,706          25,856          73,533         270,136         509,870
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                235,172       1,054,063          68,156       1,038,764         317,776       1,139,866
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           243,281       1,123,883          71,574       1,115,590       1,046,794       1,006,602

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -       1,589,303         582,701
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     243,281   $   1,123,883   $      71,574   $   1,115,590   $   2,636,097   $   1,589,303
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -         133,174          45,515
    Units issued                             19,600          91,885           6,229          82,056          42,876         101,857
    Units redeemed                              (53)           (332)              -             (55)        (18,504)        (14,198)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         19,547          91,553           6,229          82,001         157,546         133,174
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Delaware Group Premium       Dreyfus Socially Responsible         Dreyfus Stock Index
                                         Fund, Inc. Sub-Accounts      Growth Fund, Inc. Sub-Account         Fund Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------
                                                                            Dreyfus Socially
                                          Delaware VIP GP Trend          Responsible Growth Fund         Dreyfus Stock Index Fund
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (8,743)  $      (4,031)  $      (2,519)  $      (2,153)  $      12,207   $       8,957
Net realized gains (losses)                  (4,315)        (15,463)        (11,261)        (17,206)        (46,664)        (25,366)
Change in unrealized gains (losses)         225,628         (46,702)         63,454         (56,834)      1,173,721        (681,992)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           212,570         (66,196)         49,674         (76,193)      1,139,264        (698,401)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     96,168         243,044           5,825          13,261         379,841       1,408,882
Benefit payments                             (2,723)              -               -               -          (3,906)              -
Payments on termination                     (35,060)        (18,160)        (10,538)        (22,697)       (244,963)       (114,658)
Contract maintenance charge                    (375)           (142)           (257)           (233)         (2,692)         (1,182)
Transfers among the sub-accounts
  and with the Fixed Account - net          160,393         144,491          16,686          49,945         489,677       1,717,280
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                218,403         369,233          11,716          40,276         617,957       3,010,322
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           430,973         303,037          61,390         (35,917)      1,757,221       2,311,921

NET ASSETS AT BEGINNING OF PERIOD           490,348         187,311         197,092         233,009       3,824,010       1,512,089
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     921,321   $     490,348   $     258,482   $     197,092   $   5,581,231   $   3,824,010
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                80,076          24,184          39,724          32,951         611,362         185,335
    Units issued                             49,953          65,461           6,455          14,292         194,373         470,795
    Units redeemed                          (17,255)         (9,569)         (4,310)         (7,519)       (101,813)        (44,768)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        112,774          80,076          41,869          39,724         703,922         611,362
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Dreyfus Variable Investment Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                        VIF Capital Appreciation           VIF Growth & Income              VIF Money Market
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       2,074   $       1,541   $           -   $           1   $     (18,794)  $           -
Net realized gains (losses)                  (3,476)         (4,693)            (10)             (1)              -               -
Change in unrealized gains (losses)         135,642         (90,603)             21             (21)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           134,240         (93,755)             11             (21)        (18,794)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     11,087         202,525               -              99          94,269             100
Benefit payments                                  -               -               -               -         (32,589)              -
Payments on termination                     (13,706)         (8,505)            (87)              -        (146,086)              -
Contract maintenance charge                    (208)           (109)             (1)              -          (1,264)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          135,455         236,687              (1)              -       4,070,332               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                132,628         430,598             (89)             99       3,984,662             100
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           266,868         336,843             (78)             78       3,965,868             100

NET ASSETS AT BEGINNING OF PERIOD           585,201         248,358              78               -             100               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     852,069   $     585,201   $           -   $          78   $   3,965,968   $         100
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                80,006          27,925              12               -              10               -
    Units issued                             21,753          57,212               -              12         618,589              10
    Units redeemed                           (4,404)         (5,131)            (12)              -        (220,271)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         97,355          80,006               -              12         398,328              10
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                              VIP Contrafund                VIP Equity-Income                  VIP Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (17,388)  $      (9,933)  $      11,663   $      (7,853)  $     (28,215)  $     (21,971)
Net realized gains (losses)                 (14,877)        (13,179)        (16,138)         (1,851)       (108,056)        (64,861)
Change in unrealized gains (losses)         556,006        (135,782)      1,001,884        (422,608)        907,953        (660,322)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           523,741        (158,894)        997,409        (432,312)        771,682        (747,154)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    410,098         808,672         185,874       1,262,183         399,274       1,104,466
Benefit payments                             (4,078)              -         (12,830)              -            (929)           (700)
Payments on termination                    (121,434)        (65,734)       (153,805)        (99,088)       (137,513)       (100,374)
Contract maintenance charge                  (1,695)           (661)         (2,170)           (868)         (1,545)           (674)
Transfers among the sub-accounts
  and with the Fixed Account - net          234,090         408,472         702,316       1,129,372         177,147         694,765
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                516,981       1,150,749         719,385       2,291,599         436,434       1,697,483
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,040,722         991,855       1,716,794       1,859,287       1,208,116         950,329

NET ASSETS AT BEGINNING OF PERIOD         1,721,511         729,656       2,856,988         997,701       2,430,308       1,479,979
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,762,233   $   1,721,511   $   4,573,782   $   2,856,988   $   3,638,424   $   2,430,308
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               228,534          86,426         343,378          98,345         480,356         202,157
    Units issued                            107,291         178,294         152,425         290,702         222,577         349,360
    Units redeemed                          (45,420)        (36,186)        (68,680)        (45,669)       (152,934)        (71,161)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        290,405         228,534         427,123         343,378         549,999         480,356
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VIP Growth Opportunities            VIP High Income                  VIP Index 500
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,908)  $      (1,332)  $      20,359   $      12,986   $         972   $      (5,423)
Net realized gains (losses)                 (18,940)         (5,578)          2,686            (693)        (27,091)        (22,465)
Change in unrealized gains (losses)         108,665         (59,978)         76,359          (2,046)        411,611        (211,973)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            87,817         (66,888)         99,404          10,247         385,492        (239,861)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     83,932         111,006         176,387         143,632         232,794         754,410
Benefit payments                             (2,518)              -            (573)              -               -         (13,273)
Payments on termination                     (15,443)        (11,876)        (35,303)         (2,887)       (124,552)        (27,274)
Contract maintenance charge                    (273)           (150)           (198)            (86)           (618)           (218)
Transfers among the sub-accounts
  and with the Fixed Account - net           41,728          82,530          34,066          20,115         253,287         293,735
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                107,426         181,510         174,379         160,774         360,911       1,007,380
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           195,243         114,622         273,783         171,021         746,403         767,519

NET ASSETS AT BEGINNING OF PERIOD           299,632         185,010         321,617         150,596       1,297,744         530,225
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     494,875   $     299,632   $     595,400   $     321,617   $   2,044,147   $   1,297,744
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                49,139          23,416          43,029          20,582         215,402          67,571
    Units issued                             29,734          30,875          28,744          23,181          88,487         186,072
    Units redeemed                          (15,592)         (5,152)         (8,388)           (734)        (36,319)        (38,241)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         63,281          49,139          63,385          43,029         267,570         215,402
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Franklin Templeton
                                                                                                       Variable Insurance Products
                                          Fidelity Variable Insurance Products Fund Sub-Accounts           Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                        Franklin        Franklin
                                                                                                         Growth          Small
                                                                                                       and Income       Cap Value
                                        VIP Investment Grade Bond              VIP Overseas            Securities      Securities
                                      -----------------------------   -----------------------------   -------------   -------------
                                          2003            2002            2003            2002           2003 (b)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      43,633   $         234   $      (3,613)  $      (3,892)  $      (4,571)  $      (2,067)
Net realized gains (losses)                  39,320           2,841         (19,756)        (13,982)          6,331           2,873
Change in unrealized gains (losses)          (5,186)        109,430         311,915        (116,766)        153,235          60,981
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            77,767         112,505         288,546        (134,640)        154,995          61,787
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    632,395       1,046,049          46,536         290,856       1,466,085         825,415
Benefit payments                                  -               -               -            (439)              -               -
Payments on termination                     (66,421)        (38,421)        (53,988)        (19,389)         (5,016)           (349)
Contract maintenance charge                    (738)           (207)           (435)           (248)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          171,794         332,932          52,252         156,566         304,143          67,225
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                737,030       1,340,353          44,365         427,346       1,765,212         892,291
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           814,797       1,452,858         332,911         292,706       1,920,207         954,078

NET ASSETS AT BEGINNING OF PERIOD         1,750,423         297,565         682,555         389,849               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,565,220   $   1,750,423   $   1,015,466   $     682,555   $   1,920,207   $     954,078
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               143,699          26,618         120,941          54,703               -               -
    Units issued                            118,879         138,436          56,631          80,138         159,898          66,289
    Units redeemed                          (59,873)        (21,355)        (50,304)        (13,900)        (17,008)           (951)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        202,705         143,699         127,268         120,941         142,890          65,338
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                            Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                                                        Templeton
                                                                                                        Developing
                                                                                                         Markets
                                         Mutual Shares Securities       Templeton Asset Strategy       Securities
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002           2003 (b)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,718)  $           -   $       4,276   $       1,263   $        (545)
Net realized gains (losses)                   1,746               -             959          (9,618)            265
Change in unrealized gains (losses)         123,818               3          90,633          (6,584)         25,126
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           119,846               3          95,868         (14,939)         24,846
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,398,238             470          15,376          87,990         196,395
Benefit payments                                  -               -               -               -               -
Payments on termination                      (2,492)              -         (12,331)         (3,090)           (231)
Contract maintenance charge                       -               -            (181)            (58)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          279,199               -          99,414          27,223          15,670
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              1,674,945             470         102,278         112,065         211,834
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,794,791             473         198,146          97,126         236,680

NET ASSETS AT BEGINNING OF PERIOD               473               -         226,517         129,391               -
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,795,264   $         473   $     424,663   $     226,517   $     236,680
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                    53               -          25,836          13,934               -
    Units issued                            150,274              53          13,961          23,046          14,145
    Units redeemed                           (9,180)              -          (2,627)        (11,144)           (151)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        141,147              53          37,170          25,836          13,994
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Franklin Templeton
                                          Variable Insurance Products     Goldman Sachs Variable        HSBC Variable Insurance
                                              Trust Sub-Accounts        Insurance Trust Sub-Account       Funds Sub-Accounts
                                      -----------------------------   -----------------------------   -----------------------------
                                                Templeton
                                            Foreign Securities          VIT CORE Small Cap Equity        HSBC VI Cash Management
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002           2003 (c)         2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       2,578   $       1,555   $           -   $           -   $      (8,512)  $      (9,097)
Net realized gains (losses)                 (15,776)        (13,434)             14              (1)              -               -
Change in unrealized gains (losses)         320,698        (132,620)             13             (13)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           307,500        (144,499)             27             (14)         (8,512)         (9,097)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    558,005         337,584               -             100         199,053       1,411,830
Benefit payments                                  -               -               -               -        (115,148)              -
Payments on termination                    (115,971)        (19,440)           (110)              -        (158,327)       (266,191)
Contract maintenance charge                    (531)           (213)             (2)              -            (268)           (377)
Transfers among the sub-accounts
  and with the Fixed Account - net          223,844         207,299              (1)              -      (2,914,700)        776,769
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                665,347         525,230            (113)            100      (2,989,390)      1,922,031
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           972,847         380,731             (86)             86      (2,997,902)      1,912,934

NET ASSETS AT BEGINNING OF PERIOD           773,466         392,735              86               -       2,997,902       1,084,968
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,746,313   $     773,466   $           -   $          86   $           -   $   2,997,902
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               110,201          44,999              10               -         291,758         105,129
    Units issued                             88,819          74,279               -              10          65,954         283,011
    Units redeemed                          (31,083)         (9,077)            (10)              -        (357,712)        (96,382)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        167,937         110,201               -              10               -         291,758
                                      =============   =============   =============   =============   =============   =============

(c) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           LSA Variable Series
                                               HSBC Variable Insurance Funds Sub-Accounts                   Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           LSA
                                                                                                        Aggressive     LSA Equity
                                          HSBC VI Fixed Income           HSBC VI Growth & Income          Growth         Growth
                                      -----------------------------   -----------------------------   -------------   -------------
                                        2003 (c)          2002          2003 (c)          2002          2003 (b)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       5,989   $      19,505   $      (3,110)  $     (16,744)  $      (1,733)  $      (1,336)
Net realized gains (losses)                  75,791           5,416        (546,784)        (35,408)             (6)          1,528
Change in unrealized gains (losses)         (75,511)         78,375         634,413        (467,722)         22,097          20,104
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             6,269         103,296          84,519        (519,874)         20,358          20,296
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits                                     17,920         704,433          18,741         458,451         457,261         319,975
Benefit payments                                  -          (3,893)              -               -               -               -
Payments on termination                     (23,140)        (19,651)        (27,716)        (90,325)              -            (702)
Contract maintenance charge                    (305)           (308)           (653)         (1,015)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,707,557)        383,636      (1,809,340)        364,336          36,202          81,539
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (1,713,082)      1,064,217      (1,818,968)        731,447         493,463         400,812
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,706,813)      1,167,513      (1,734,449)        211,573         513,821         421,108

NET ASSETS AT BEGINNING OF PERIOD         1,706,813         539,300       1,734,449       1,522,876               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $           -   $   1,706,813   $           -   $   1,734,449   $     513,821   $     421,108
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               149,374          51,238         280,931         182,882               -               -
    Units issued                             19,066         117,650          19,059         130,022          39,485          38,092
    Units redeemed                         (168,440)        (19,514)       (299,990)        (31,973)            (10)         (3,499)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         149,374               -         280,931          39,475          34,593
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(c) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                      LSA Variable
                                      Series Trust
                                      Sub-Accounts              MFS Variable Insurance Trust Sub-Accounts
                                      -------------   -------------------------------------------------------------
                                       LSA Mid Cap
                                          Value                 MFS Bond                   MFS Emerging Growth
                                      -------------   -----------------------------   -----------------------------
                                        2003 (b)          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,666)  $      64,296   $      30,209   $           -   $           -
Net realized gains (losses)                  32,903          17,497            (307)             (9)             (1)
Change in unrealized gains (losses)          29,503          25,596          42,389              25             (25)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            60,740         107,389          72,291              16             (26)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    762,561         203,660         626,702               -             100
Benefit payments                                  -               -               -               -               -
Payments on termination                      (2,128)        (89,980)        (48,175)            (88)              -
Contract maintenance charge                       -            (362)           (152)             (1)              -
Transfers among the sub-accounts
  and with the Fixed Account - net           72,162         148,844         354,483              (1)              -
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                832,595         262,162         932,858             (90)            100
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           893,335         369,551       1,005,149             (74)             74

NET ASSETS AT BEGINNING OF PERIOD                 -       1,208,874         203,725              74               -
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     893,335   $   1,578,425   $   1,208,874   $           -   $          74
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
     of period                                    -         100,799          18,271              21               -
    Units issued                             61,731          65,285          98,067               -              21
    Units redeemed                           (2,850)        (44,189)        (15,539)            (21)              -
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         58,881         121,895         100,799               -              21
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                MFS Variable Insurance Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                             MFS High Income               MFS Investors Trust              MFS New Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,195   $       6,088   $      (3,451)  $      (2,764)  $      (5,666)  $      (3,705)
Net realized gains (losses)                    (370)         (6,091)         (4,565)        (16,828)         (5,635)        (13,694)
Change in unrealized gains (losses)          15,089            (106)        116,073         (75,624)        139,150         (95,486)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            18,914            (109)        108,057         (95,216)        127,849        (112,885)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     61,700          72,216          97,851         266,289          77,374         224,699
Benefit payments                                  -          (7,796)              -               -               -               -
Payments on termination                      (2,931)        (13,110)        (14,386)         (3,337)        (14,952)         (6,295)
Contract maintenance charge                     (91)            (42)           (245)           (162)           (169)            (79)
Transfers among the sub-accounts
  and with the Fixed Account - net           (1,669)        (55,619)         12,163          73,217          17,439         104,733
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 57,009          (4,351)         95,383         336,007          79,692         323,058
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            75,923          (4,460)        203,440         240,791         207,541         210,173

NET ASSETS AT BEGINNING OF PERIOD            91,656          96,116         463,422         222,631         371,644         161,471
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     167,579   $      91,656   $     666,862   $     463,422   $     579,185   $     371,644
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                 9,733          10,338          73,504          27,560          66,033          19,369
    Units issued                             10,050          10,112          26,218          61,959          27,111          68,158
    Units redeemed                           (4,506)        (10,717)        (12,032)        (16,015)        (15,211)        (21,494)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         15,277           9,733          87,690          73,504          77,933          66,033
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                         Global          Global
                                        Aggressive      Dividend                        European        Advantage       Dividend
                                      Equity (Class   Growth (Class   Equity (Class   Growth (Class      (Class       Growth (Class
                                        Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,801)  $       1,065   $      (1,690)  $        (626)  $        (203)  $        (441)
Net realized gains (losses)                   2,282           1,770              71              24              52              12
Change in unrealized gains (losses)          38,211          74,079          26,617          23,678           4,829          17,374
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            38,692          76,914          24,998          23,076           4,678          16,945
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    503,911         849,231         367,183         265,591          68,342         288,047
Benefit payments                                  -               -               -               -               -               -
Payments on termination                     (52,587)        (51,699)           (241)            (16)            (73)              -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          208,298          44,934         101,531          27,121           1,617          20,425
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                659,622         842,466         468,473         292,696          69,886         308,472
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           698,314         919,380         493,471         315,772          74,564         325,417

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     698,314   $     919,380   $     493,471   $     315,772   $      74,564   $     325,417
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -               -               -
    Units issued                             62,461          80,096          42,624          24,940           6,974          25,286
    Units redeemed                           (5,247)         (4,881)           (970)            (11)         (1,043)           (158)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         57,214          75,215          41,654          24,929           5,931          25,128
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                         Income                         Limited
                                          High           Builder       Information      Duration          Money          Pacific
                                      Yield (Class       (Class          (Class          (Class       Market (Class   Growth (Class
                                        Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)       Y Shares)
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       6,009   $       1,711   $        (291)  $       4,924   $      (2,680)  $        (294)
Net realized gains (losses)                   1,534              23              12             (11)              -              17
Change in unrealized gains (losses)           9,369          12,752           5,349          (2,939)              -           5,415
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            16,912          14,486           5,070           1,974          (2,680)          5,138
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    429,029          75,971          90,589         467,861       1,861,377          89,458
Benefit payments                                  -               -               -               -               -               -
Payments on termination                     (51,874)              -               -          (2,261)              -             (16)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           21,177         131,687             727         500,219      (1,158,061)         39,400
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                398,332         207,658          91,316         965,819         703,316         128,842
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           415,244         222,144          96,386         967,793         700,636         133,980

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     415,244   $     222,144   $      96,386   $     967,793   $     700,636   $     133,980
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -               -               -
    Units issued                             41,516          19,189           6,455         170,538         229,000           9,692
    Units redeemed                           (4,752)           (114)              -         (73,667)       (158,409)            (68)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         36,764          19,075           6,455          96,871          70,591           9,624
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Variable                       Oppenheimer Variable Account
                                             Investment Series (Class Y Shares) Sub-Accounts                Funds Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                        Quality
                                         Income          S&P 500        Strategist      Utilites
                                       Plus (Class    Index (Class       (Class          (Class                Oppenheimer
                                        Y Shares)       Y Shares)       Y Shares)       Y Shares)           Aggressive Growth
                                      -------------   -------------   -------------   -------------   -----------------------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (a)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,214   $      (2,942)  $         286   $         662   $     (18,221)  $      (7,618)
Net realized gains (losses)                       9           1,822              16               3         (59,422)        (26,906)
Change in unrealized gains (losses)           3,042          71,133          14,832           4,707         381,515        (321,148)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             7,265          70,013          15,134           5,372         303,872        (355,672)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    166,112       1,072,178         218,726          76,259         177,056         517,325
Benefit payments                                  -               -               -               -          (4,623)              -
Payments on termination                      (2,230)        (51,833)            (98)              -         (91,083)        (47,003)
Contract maintenance charge                       -               -               -               -            (962)           (619)
Transfers among the sub-accounts
  and with the Fixed Account - net          267,840         141,048          49,545          27,848          (7,624)        316,851
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                431,722       1,161,393         268,173         104,107          72,764         786,554
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           438,987       1,231,406         283,307         109,479         376,636         430,882

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -       1,283,680         852,798
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     438,987   $   1,231,406   $     283,307   $     109,479   $   1,660,316   $   1,283,680
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -         289,539         137,154
    Units issued                             44,085         106,950          23,592           9,536          72,914         178,775
    Units redeemed                           (1,432)         (5,036)             (9)              -         (60,505)        (26,390)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding at end of period           42,653         101,914          23,583           9,536         301,948         289,539
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Oppenheimer Variable Account Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                              Oppenheimer
                                            Oppenheimer Bond              Capital Appreciation        Oppenheimer Global Securities
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      56,096   $      32,312   $     (11,717)  $      (7,079)  $      (3,981)  $      (4,023)
Net realized gains (losses)                   4,624          (1,705)        (25,231)        (35,274)         (8,329)         (9,139)
Change in unrealized gains (losses)          14,152          39,178         381,342        (270,053)        271,070        (126,453)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            74,872          69,785         344,394        (312,406)        258,760        (139,615)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    311,609         727,986         267,677         440,452         152,227         286,881
Benefit payments                               (996)        (43,585)           (543)              -               -               -
Payments on termination                     (53,562)        (10,687)        (46,654)        (20,201)        (13,471)        (10,181)
Contract maintenance charge                    (531)           (240)           (595)           (258)           (276)           (132)
Transfers among the sub-accounts
  and with the Fixed Account - net          (82,315)        222,225         105,866          99,989          46,402          63,816
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                174,205         895,699         325,751         519,982         184,882         340,384
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           249,077         965,484         670,145         207,576         443,642         200,769

NET ASSETS AT BEGINNING OF PERIOD         1,245,339         279,855       1,040,800         833,224         544,292         343,523
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   1,494,416   $   1,245,339   $   1,710,945   $   1,040,800   $     987,934   $     544,292
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               106,484          25,776         186,591         107,889          84,641          41,075
    Units issued                             52,427         131,470          83,012         109,405          36,952          61,217
    Units redeemed                          (37,727)        (50,762)        (32,394)        (30,703)        (12,817)        (17,651)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        121,184         106,484         237,209         186,591         108,776          84,641
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Oppenheimer Variable Account Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                         Oppenheimer Main Street
                                         Oppenheimer High Income       Oppenheimer Main Street (d)           Small Cap Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      29,874   $      26,857   $     (12,932)  $     (15,209)  $     (10,076)  $      (4,908)
Net realized gains (losses)                    (658)         (5,418)        (25,446)        (34,548)          1,605          (5,522)
Change in unrealized gains (losses)          85,802         (33,546)        813,265        (453,939)        308,447         (73,334)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           115,018         (12,107)        774,887        (503,696)        299,976         (83,764)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    115,009         209,298         287,059       1,222,656         250,460         301,034
Benefit payments                                  -               -         (33,310)         (1,266)              -          (8,018)
Payments on termination                      (9,516)        (11,159)       (115,795)       (136,251)        (19,195)         (9,819)
Contract maintenance charge                    (127)            (33)         (3,215)         (1,400)           (250)           (120)
Transfers among the sub-accounts
  and with the Fixed Account - net            6,689          70,726         517,687         646,965         129,041         165,123
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                112,055         268,832         652,426       1,730,704         360,056         448,200
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           227,073         256,725       1,427,313       1,227,008         660,032         364,436

NET ASSETS AT BEGINNING OF PERIOD           481,121         224,396       2,650,951       1,423,943         556,705         192,269
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     708,194   $     481,121   $   4,078,264   $   2,650,951   $   1,216,737   $     556,705
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                52,432          23,570         401,813         173,074          77,910          22,387
    Units issued                             16,853          46,348         151,268         278,055          59,733          75,718
    Units redeemed                           (6,236)        (17,486)        (59,077)        (49,316)        (18,199)        (20,195)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding at end of period           63,049          52,432         494,004         401,813         119,444          77,910
                                      =============   =============   =============   =============   =============   =============

(d) Previously known as Oppenheimer Main Street Growth & Income

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       Oppenheimer Variable Account                   Oppenheimer Variable Account
                                           Funds Sub-Accounts                   Funds (Service Class ("SC")) Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                                                       Oppenheimer     Oppenheimer
                                                                       Oppenheimer       Capital          Global       Oppenheimer
                                                                       Aggressive      Appreciation     Securities        High
                                        Oppenheimer Strategic Bond     Growth (SC)        (SC)            (SC)         Income (SC)
                                      -----------------------------   -------------   -------------   -------------   -------------
                                          2003            2002          2003 (b)        2003 (b)        2003 (b)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     137,043   $      76,572   $      (1,853)  $      (5,037)  $      (3,097)  $      (2,712)
Net realized gains (losses)                  16,737          (4,940)            131           2,910           1,670           3,181
Change in unrealized gains (losses)         336,214          48,667           7,339          94,387         154,395          24,904
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           489,994         120,299           5,617          92,260         152,968          25,373
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    126,131         614,642         558,272       1,246,181         627,906         691,698
Benefit payments                             (5,251)              -               -               -               -               -
Payments on termination                    (141,571)        (91,180)         (1,000)         (2,741)         (1,883)         (1,662)
Contract maintenance charge                  (1,521)           (689)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          689,348         831,735          58,201         150,441         178,738          18,807
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                667,136       1,354,508         615,473       1,393,881         804,761         708,843
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,157,130       1,474,807         621,090       1,486,141         957,729         734,216

NET ASSETS AT BEGINNING OF PERIOD         2,503,873       1,029,066               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   3,661,003   $   2,503,873   $     621,090   $   1,486,141   $     957,729   $     734,216
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               220,874          96,313               -               -               -               -
    Units issued                            120,383         157,440          51,693         123,228          79,201          66,932
    Units redeemed                          (64,283)        (32,879)         (1,715)         (2,356)        (12,097)        (10,401)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        276,974         220,874          49,978         120,872          67,104          56,531
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Oppenheimer Variable Account                          Putnam Variable
                                                Funds (Service Class ("SC")) Sub-Accounts                  Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                       Oppenheimer     Oppenheimer
                                       Oppenheimer     Main Street       Multiple      Oppenheimer
                                          Main          Small Cap      Strategies       Strategic              VT American
                                       Street (SC)     Growth (SC)         (SC)         Bond (SC)           Government Income
                                      -------------   -------------   -------------   -------------   -----------------------------
                                        2003 (b)        2003 (b)        2003 (b)        2003 (b)          2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (8,590)  $      (3,458)  $      (1,740)  $      (5,113)  $     298,267   $      47,881
Net realized gains (losses)                   7,894           2,926             877           1,616          66,408          55,493
Change in unrealized gains (losses)         168,457          82,537          33,522          53,197        (350,717)        470,059
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           167,761          82,005          32,659          49,700          13,958         573,433
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,484,085         843,452         556,396       1,386,092         522,196         976,099
Benefit payments                                  -               -               -               -        (233,626)       (479,546)
Payments on termination                      (6,628)         (4,657)           (949)         (2,747)       (681,159)       (559,487)
Contract maintenance charge                       -               -               -               -            (122)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          212,584         102,457         123,232         191,399        (819,713)      5,699,965
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              2,690,041         941,252         678,679       1,574,744      (1,212,424)      5,637,031
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,857,802       1,023,257         711,338       1,624,444      (1,198,466)      6,210,464

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -      11,047,001       4,836,537
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,857,802   $   1,023,257   $     711,338   $   1,624,444   $   9,848,535   $  11,047,001
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -               -               -               -         879,685         413,735
    Units issued                            239,208          71,250          55,239         140,769         210,636         715,110
    Units redeemed                          (13,630)         (1,691)         (1,083)         (7,241)       (305,973)       (249,160)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        225,578          69,559          54,156         133,528         784,348         879,685
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VT Asia
                                         Pacific                                       VT Capital
                                          Growth         VT Capital Appreciation      Opportunities      VT Discovery Growth (e)
                                      -------------   -----------------------------   -------------   -----------------------------
                                         2002 (i)         2003            2002           2003 (b)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,812)  $     (10,583)  $      (7,963)  $      22,489   $     (16,706)  $      (9,325)
Net realized gains (losses)                (104,351)        (27,183)        (61,522)            214         (19,236)        (31,175)
Change in unrealized gains (losses)         140,808         205,590        (130,988)         63,380         364,297        (163,350)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            33,645         167,824        (200,473)         86,083         328,355        (203,850)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,630          60,413         225,574               -          32,162         149,869
Benefit payments                             (4,237)        (20,464)        (16,977)              -         (13,557)        (22,104)
Payments on termination                     (21,299)        (26,233)        (36,000)           (659)        (53,290)        (17,153)
Contract maintenance charge                       -             (18)              -               -             (57)              -
Transfers among the sub-accounts
  and with the Fixed Account - net         (166,609)         82,818         156,685       1,244,835         159,933         709,275
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (189,515)         96,516         329,282       1,244,176         125,191         819,887
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (155,870)        264,340         128,809       1,330,259         453,546         616,037

NET ASSETS AT BEGINNING OF PERIOD           155,870         721,879         593,070               -       1,160,439         544,402
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $           -   $     986,219   $     721,879   $   1,330,259   $   1,613,985   $   1,160,439
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                21,671         121,402          76,409               -         334,006         108,953
    Units issued                          2,134,507          55,745         100,566         103,185         106,191         268,979
    Units redeemed                       (2,156,178)        (42,478)        (55,573)            (53)        (83,072)        (43,926)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         134,669         121,402         103,132         357,125         334,006
                                      =============   =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

(i) For the period beginning January 1, 2002 and ended October 11, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                        VT Equity             VT The George
                                          VT Diversified Income           Income          Putnam Fund of Boston
                                      -----------------------------   -------------   -----------------------------
                                          2003            2002           2003 (b)         2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     723,435   $     549,058   $         (45)  $     109,489   $      84,877
Net realized gains (losses)                   2,840         (86,212)          3,060         (57,945)       (101,776)
Change in unrealized gains (losses)         925,741        (110,662)         43,564       1,723,574      (1,022,019)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         1,652,016         352,184          46,579       1,775,118      (1,038,918)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    465,572         585,727          21,605       1,162,241       1,565,502
Benefit payments                            (39,342)        (59,040)              -        (137,898)       (127,958)
Payments on termination                    (722,724)       (328,267)           (699)       (741,975)       (465,024)
Contract maintenance charge                     (85)              -               -            (350)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          478,533       1,194,764         356,060       1,728,173       2,492,718
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                181,954       1,393,184         376,966       2,010,191       3,465,238
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,833,970       1,745,368         423,545       3,785,309       2,426,320

NET ASSETS AT BEGINNING OF PERIOD         8,757,229       7,011,861               -      10,558,291       8,131,971
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  10,591,199   $   8,757,229   $     423,545   $  14,343,600   $  10,558,291
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               842,329         705,368               -       1,158,231         804,203
    Units issued                            152,456         372,080          38,618         367,445         628,003
    Units redeemed                         (135,482)       (235,119)         (3,459)       (178,271)       (273,975)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        859,303         842,329          35,159       1,347,405       1,158,231
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                        VT Global Asset Allocation          VT Global Equity               VT Growth and Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      77,593   $      11,821   $     (11,834)  $     (78,532)  $     191,360   $      81,055
Net realized gains (losses)                  38,612        (139,516)       (684,681)     (1,066,670)       (685,724)       (694,990)
Change in unrealized gains (losses)         323,192        (103,220)      1,983,653        (475,468)      9,497,250      (8,360,574)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           439,397        (230,915)      1,287,138      (1,620,670)      9,002,886      (8,974,509)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    383,294         199,065         115,550         454,062       1,766,646       4,602,606
Benefit payments                             (7,108)        (13,867)        (73,296)        (78,735)       (417,519)       (369,094)
Payments on termination                     (66,618)        (38,113)       (349,600)       (371,681)     (2,310,884)     (2,048,469)
Contract maintenance charge                     (25)              -             (98)              -            (532)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          295,903        (261,148)     (1,423,242)        693,397       1,072,572       3,603,492
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                605,446        (114,063)     (1,730,686)        697,043         110,283       5,788,535
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,044,843        (344,978)       (443,548)       (923,627)      9,113,169      (3,185,974)

NET ASSETS AT BEGINNING OF PERIOD         1,481,411       1,826,389       6,203,522       7,127,149      35,397,870      38,583,844
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,526,254   $   1,481,411   $   5,759,974   $   6,203,522   $  44,511,039   $  35,397,870
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               189,930         201,368       1,188,621         957,843       4,839,394       4,244,481
    Units issued                          2,111,998          94,346       5,115,112       7,049,003         638,678       1,703,336
    Units redeemed                       (2,038,437)       (105,784)     (5,500,852)     (6,818,225)       (684,154)     (1,108,423)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        263,491         189,930         802,881       1,188,621       4,793,918       4,839,394
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VT Growth Opportunities           VT Health Sciences                 VT High Yield
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (27,796)  $     (33,751)  $     (46,029)  $     (86,848)  $     392,288   $     434,497
Net realized gains (losses)                (329,818)       (709,677)       (215,757)       (382,462)         99,408        (113,013)
Change in unrealized gains (losses)         787,271        (283,633)      1,231,272      (1,298,547)        762,623        (425,032)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           429,657      (1,027,061)        969,486      (1,767,857)      1,254,319        (103,548)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     66,169         131,908         524,237         489,764         845,105         616,127
Benefit payments                            (23,527)        (43,418)        (77,627)       (115,412)        (66,477)        (31,268)
Payments on termination                     (78,114)       (119,724)       (288,395)       (439,905)       (263,642)       (203,015)
Contract maintenance charge                     (47)              -             (42)              -            (163)              -
Transfers among the sub-accounts
  and with the Fixed Account - net           36,626        (381,306)       (169,356)        123,157         676,819         136,413
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                  1,107        (412,540)        (11,183)         57,604       1,191,642         518,257
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           430,764      (1,439,601)        958,303      (1,710,253)      2,445,961         414,709

NET ASSETS AT BEGINNING OF PERIOD         2,038,414       3,478,015       5,889,521       7,599,774       4,221,272       3,806,563
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,469,178   $   2,038,414   $   6,847,824   $   5,889,521   $   6,667,233   $   4,221,272
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               587,334         697,881         654,336         662,760         469,184         414,820
    Units issued                            102,611          99,104         105,442         197,957         998,456         162,514
    Units redeemed                         (104,452)       (209,651)       (103,238)       (206,381)       (884,793)       (108,150)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        585,493         587,334         656,540         654,336         582,847         469,184
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                                            VT International
                                                VT Income              VT International Equity (f)          Growth and Income
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     588,295   $     476,576   $     (32,725)  $     (47,888)  $      22,630   $     (20,328)
Net realized gains (losses)                  59,948           3,206        (701,197)     (1,088,302)        (32,242)         81,807
Change in unrealized gains (losses)         (83,785)        482,626       3,316,631        (638,125)        732,485        (177,522)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           564,458         962,408       2,582,709      (1,774,315)        722,873        (116,043)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,276,598       1,983,496         626,892         794,984          90,882         218,906
Benefit payments                           (181,740)       (165,870)       (138,021)        (67,241)        (57,429)        (31,753)
Payments on termination                  (1,578,764)       (848,154)       (453,488)       (344,514)       (154,539)        (85,926)
Contract maintenance charge                    (212)              -            (160)              -            (100)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,571,274       4,910,577      (2,678,604)      2,134,523      (1,058,962)        682,868
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              1,087,156       5,880,049      (2,643,381)      2,517,752      (1,180,148)        784,095
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,651,614       6,842,457         (60,672)        743,437        (457,275)        668,052

NET ASSETS AT BEGINNING OF PERIOD        18,009,083      11,166,626      11,003,663      10,260,226       2,893,220       2,225,168
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  19,660,697   $  18,009,083   $  10,942,991   $  11,003,663   $   2,435,945   $   2,893,220
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,541,549       1,018,684       1,468,853       1,023,299         411,364         259,649
    Units issued                            458,404         918,727       3,513,634       5,621,104       2,326,363       3,959,858
    Units redeemed                         (356,866)       (395,862)     (3,920,582)     (5,175,550)     (2,491,735)     (3,808,143)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,643,087       1,541,549       1,061,905       1,468,853         245,992         411,364
                                      =============   =============   =============   =============   =============   =============

(f) Previously known as VT International Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                           Putnam Variable Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                            VT International                                            VT Mid Cap
                                            New Opportunities                 VT Investors                Value
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002          2003 (b)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (21,152)  $     (16,922)  $    (125,781)  $    (178,037)  $       5,514
Net realized gains (losses)                 (48,074)       (183,989)       (959,257)     (1,403,549)          8,515
Change in unrealized gains (losses)         807,539          35,115       4,406,481      (3,210,257)        171,531
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           738,313        (165,796)      3,321,443      (4,791,843)        185,560
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     35,605          39,871         476,964       1,060,118          26,596
Benefit payments                            (15,908)        (27,483)       (146,039)       (161,884)              -
Payments on termination                    (125,218)       (117,692)     (1,037,143)       (771,532)         (1,875)
Contract maintenance charge                    (107)            (25)           (100)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,487,743)        802,503         (10,490)         53,101       1,635,106
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (1,593,371)        697,174        (716,808)        179,803       1,659,827
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (855,058)        531,378       2,604,635      (4,612,040)      1,845,387

NET ASSETS AT BEGINNING OF PERIOD         2,979,925       2,448,547      13,624,805      18,236,845               -
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,124,867   $   2,979,925   $  16,229,440   $  13,624,805   $   1,845,387
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               570,423         318,047       2,517,743       2,525,362               -
    Units issued                          4,511,696       6,714,685         236,281         688,969         244,923
    Units redeemed                       (4,832,736)     (6,462,309)       (380,920)       (696,588)       (100,430)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        249,383         570,423       2,373,104       2,517,743         144,493
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                             VT Money Market               VT New Opportunities               VT New Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (96,401)  $     (21,145)  $    (135,227)  $    (154,571)  $      (3,902)  $     (24,345)
Net realized gains (losses)                       -               -      (1,493,169)     (2,342,828)        (75,373)        (18,435)
Change in unrealized gains (losses)               -               -       4,445,048      (2,309,747)      1,784,437      (1,074,247)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           (96,401)        (21,145)      2,816,652      (4,807,146)      1,705,162      (1,117,027)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,744,337       7,717,337         441,472         931,162         375,356         924,873
Benefit payments                           (108,393)       (244,717)       (109,803)       (101,273)       (168,441)        (85,489)
Payments on termination                  (1,193,219)     (1,478,857)       (483,973)       (583,474)       (259,460)       (266,709)
Contract maintenance charge                    (121)            (75)            (29)              -            (110)              -
Transfers among the sub-accounts
   and with the Fixed Account - net      (3,007,409)     (5,499,123)       (314,089)       (680,284)        108,233       1,469,297
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              1,435,195         494,565        (466,422)       (433,869)         55,578       2,041,972
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,338,794         473,420       2,350,230      (5,241,015)      1,760,740         924,945

NET ASSETS AT BEGINNING OF PERIOD        11,328,842      10,855,422       9,650,378      14,891,393       5,632,107       4,707,162
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  12,667,636   $  11,328,842   $  12,000,608   $   9,650,378   $   7,392,847   $   5,632,107
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,042,114         992,386       1,875,154       1,962,506         615,214         429,883
    Units issued                         10,830,336      12,709,141         140,389         343,279         121,733         382,774
    Units redeemed                      (10,669,727)    (12,659,413)       (238,663)       (430,631)       (124,835)       (197,443)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,202,723       1,042,114       1,776,880       1,875,154         612,112         615,214
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         VT OTC & Emerging Growth              VT Research                 VT Small Cap Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (38,414)  $     (29,936)  $     (61,249)  $     (48,031)  $     (63,885)  $     (64,566)
Net realized gains (losses)                (458,046)       (799,166)       (326,027)       (364,884)         79,281          16,257
Change in unrealized gains (losses)       1,187,284        (169,251)      1,740,902      (1,412,243)      2,693,189      (1,383,462)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           690,824        (998,353)      1,353,626      (1,825,158)      2,708,585      (1,431,771)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     19,358          64,641         336,130         770,492         179,886         975,293
Benefit payments                            (16,789)         (9,581)       (164,259)       (103,072)        (73,092)        (54,567)
Payments on termination                     (91,101)       (125,519)       (279,324)       (268,723)       (348,907)       (289,600)
Contract maintenance charge                       -               -             (25)              -            (248)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        2,166,145        (104,693)       (172,003)        682,552         412,613       1,271,785
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions              2,077,613        (175,152)       (279,481)      1,081,249         170,252       1,902,911
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,768,437      (1,173,505)      1,074,145        (743,909)      2,878,837         471,140

NET ASSETS AT BEGINNING OF PERIOD         1,874,010       3,047,515       6,005,266       6,749,175       5,621,270       5,150,130
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   4,642,447   $   1,874,010   $   7,079,411   $   6,005,266   $   8,500,107   $   5,621,270
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               547,019         596,523         873,823         751,583         473,116         349,309
    Units issued                          1,308,204         104,905         113,346         334,519         469,862         260,501
    Units redeemed                         (544,387)       (154,409)       (162,509)       (212,279)       (457,366)       (136,694)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,310,836         547,019         824,660         873,823         485,612         473,116
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                            Putnam Variable Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                              VT Utilities
                                      VT Technology         Growth and Income                   VT Vista
                                      -------------   -----------------------------   -----------------------------
                                         2002 (i)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (7,856)  $      76,003   $      83,220   $     (74,711)  $     (75,580)
Net realized gains (losses)                (787,731)       (243,769)       (419,647)       (555,220)     (1,030,206)
Change in unrealized gains (losses)         337,975         827,265        (813,800)      2,155,186      (1,271,269)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                          (457,612)        659,499      (1,150,227)      1,525,255      (2,377,055)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     61,238         115,418         322,873         212,820         386,924
Benefit payments                                  -         (38,572)        (30,345)        (80,459)        (38,456)
Payments on termination                     (17,049)       (178,022)       (189,644)       (333,860)       (300,236)
Contract maintenance charge                       -             (41)              -             (83)              -
Transfers among the sub-accounts
  and with the Fixed Account - net         (466,352)        (10,197)       (212,354)      1,702,752        (324,890)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions               (422,163)       (111,414)       (109,470)      1,501,170        (276,658)
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (879,775)        548,085      (1,259,697)      3,026,425      (2,653,713)

NET ASSETS AT BEGINNING OF PERIOD           879,775       3,057,658       4,317,355       4,733,997       7,387,710
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $           -   $   3,605,743   $   3,057,658   $   7,760,422   $   4,733,997
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               246,240         458,629         485,753         797,776         853,094
    Units issued                            241,145          47,793         114,886         433,916         171,508
    Units redeemed                         (487,385)        (72,478)       (142,010)       (128,256)       (226,826)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         433,944         458,629       1,103,436         797,776
                                      =============   =============   =============   =============   =============

(i) For the period beginning January 1, 2002 and ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable
                                            Trust Sub-Accounts                     Scudder Variable Series I Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                VT Voyager                 21st Century Growth                   Balanced
                                      -----------------------------   -----------------------------   -----------------------------
                                           2003           2002             2003            2002           2003             2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (179,690)  $    (136,635)  $         (18)  $         (40)  $         434   $          22
Net realized gains (losses)              (1,726,680)     (2,707,275)         (1,362)            (24)            208              (8)
Change in unrealized gains (losses)       6,022,130      (4,378,666)          2,026          (2,738)          1,425          (1,236)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                         4,115,760      (7,222,576)            646          (2,802)          2,067          (1,222)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,605,317       1,789,130               -           3,675          16,997           7,481
Benefit payments                           (226,106)       (177,718)              -               -               -               -
Payments on termination                  (1,146,309)     (1,172,861)              -               -         (18,494)              -
Contract maintenance charge                    (390)              -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          717,524        (293,526)         (3,888)              -          (8,559)          1,751
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                950,036         145,025          (3,888)          3,675         (10,056)          9,232
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         5,065,796      (7,077,551)         (3,242)            873          (7,989)          8,010

NET ASSETS AT BEGINNING OF PERIOD        17,929,019      25,006,570           5,872           4,999          11,165           3,155
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $  22,994,815   $  17,929,019   $       2,630   $       5,872   $       3,176   $      11,165
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,798,172       2,800,185             977             485           1,204             287
    Units issued                            497,740         709,702               -             493           1,873             982
    Units redeemed                         (417,729)       (711,715)           (641)             (1)         (2,784)            (65)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,878,183       2,798,172             336             977             293           1,204
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                  Bond                       Capital Growth                Global Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                           2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       1,789   $         401   $          24   $         (20)  $          (2)  $         (24)
Net realized gains (losses)                     174              (1)            438              (6)           (856)             (6)
Change in unrealized gains (losses)             382             495           1,079          (1,038)            936            (866)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             2,345             895           1,541          (1,064)             78            (896)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     12,748           7,351          12,748           3,675               -           3,676
Benefit payments                                  -               -               -               -               -               -
Payments on termination                     (13,339)              -         (14,199)              -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           23,168             310          (4,242)              -          (4,378)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 22,577           7,661          (5,693)          3,675          (4,378)          3,676
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            24,922           8,556          (4,152)          2,611          (4,300)          2,780

NET ASSETS AT BEGINNING OF PERIOD            16,380           7,824           4,152           1,541           4,300           1,520
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $      41,302   $      16,380   $           -   $       4,152   $           -   $       4,300
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    1,356             691             575             150             431             121
    Units issued                              3,942             665           1,723             425               -             310
    Units redeemed                           (2,015)              -          (2,298)              -            (431)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period          3,283           1,356               -             575               -             431
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                           Growth and Income                 International                     Money Market
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $          15   $         (19)  $           -   $          (8)  $          (2)  $           -
Net realized gains (losses)                  (1,498)            (24)           (934)            (23)              -               -
Change in unrealized gains (losses)           3,068          (2,889)          1,644          (1,328)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                             1,585          (2,932)            710          (1,359)             (2)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -           7,481               -           3,674               -               -
Benefit payments                                  -               -               -               -            (235)              -
Payments on termination                           -               -               -               -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (7,816)          1,759          (4,328)              -          11,773               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 (7,816)          9,240          (4,328)          3,674          11,538               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            (6,231)          6,308          (3,618)          2,315          11,536               -

NET ASSETS AT BEGINNING OF PERIOD            13,350           7,042           6,819           4,504               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $       7,119   $      13,350   $       3,201   $       6,819   $      11,536   $           -
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    1,936             778             992             530               -               -
    Units issued                                 93           1,236               -             462           1,009               -
    Units redeemed                           (1,209)            (78)           (626)              -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period            820           1,936             366             992           1,009               -
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Scudder Variable                 The Universal Institutional Funds, Inc. (Class II)
                                          Series II Sub-Account                               Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                                       UIF Active                     UIF Emerging
                                                                      International   UIF Emerging       Markets       UIF Equity
                                                                       Allocation     Markets Debt       Equity        and Income
                                                 Growth                (Class II)      (Class II)      (Class II)      (Class II)
                                      -----------------------------   -------------   -------------   -------------   -------------
                                          2003            2002           2003 (g)        2003 (b)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $         (16)  $         (21)  $       2,698   $      (1,061)  $        (435)  $         213
Net realized gains (losses)                     (91)             (8)          2,517              25              70             260
Change in unrealized gains (losses)             668          (1,057)              -          17,381          15,887           4,462
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                               561          (1,086)          5,215          16,345          15,522           4,935
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -         144,970         251,490         219,099          79,958
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -            (637)              -               -              (2)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net             (227)            312        (149,548)        119,843          24,332          13,175
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                   (227)            312          (5,215)        371,333         243,431          93,131
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS               334            (774)              -         387,678         258,953          98,066

NET ASSETS AT BEGINNING OF PERIOD             2,559           3,333               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $       2,893   $       2,559   $           -   $     387,678   $     258,953   $      98,066
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      433             395               -               -               -               -
    Units issued                                  -              38          15,914          31,140          17,639           8,679
    Units redeemed                              (38)              -         (15,914)              -            (224)           (222)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period            395             433               -          31,140          17,415           8,457
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                     The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                                        UIF Small
                                       UIF Equity       UIF Global     UIF Mid Cap       Company      UIF U.S. Mid       UIF U.S.
                                         Growth         Franchise        Growth          Growth         Cap Value      Real Estate
                                       (Class II)       (Class II)      (Class II)     (Class II)      (Class II)       (Class II)
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                         2003 (a)        2003 (a)        2003 (a)        2003 (b)        2003 (a)        2003 (b)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,202)  $        (599)  $      (1,710)  $      (2,129)  $      (3,258)  $      (1,984)
Net realized gains (losses)                       9           3,661           3,393          13,232             162             847
Change in unrealized gains (losses)          21,267          12,714          29,154          22,429          81,143          40,773
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            20,074          15,776          30,837          33,532          78,047          39,636
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    370,659          99,301         634,338         608,298         753,553         575,502
Benefit payments                                  -               -               -               -               -               -
Payments on termination                          (2)        (53,835)        (54,640)            (96)           (262)           (708)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           35,309          96,983          19,807         181,315         334,461         154,977
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                405,966         142,449         599,505         789,517       1,087,752         729,771
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           426,040         158,225         630,342         823,049       1,165,799         769,407

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     426,040   $     158,225   $     630,342   $     823,049   $   1,165,799   $     769,407
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        -               -               -               -               -               -
    Units issued                             36,727          17,744          52,624          61,144          87,808          57,574
    Units redeemed                             (258)         (4,801)         (4,426)           (591)           (649)         (1,745)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         36,469          12,943          48,198          60,553          87,159          55,829
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Van Kampen Life Investment Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                      LIT Domestic
                                              LIT Comstock               Income            LIT Emerging Growth
                                      -----------------------------   -------------   -----------------------------
                                           2003            2002          2002 (j)          2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,795)  $      (5,161)  $      13,155   $      (7,548)  $      (4,094)
Net realized gains (losses)                 (10,255)        (17,208)        (13,219)        (13,365)        (32,289)
Change in unrealized gains (losses)         411,723        (164,779)           (662)        156,815        (145,513)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           396,673        (187,148)           (726)        135,902        (181,896)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    481,294         675,394         160,541         139,348         292,917
Benefit payments                                  -               -               -               -               -
Payments on termination                     (67,571)        (25,542)         (2,967)        (38,950)        (10,378)
Contract maintenance charge                    (569)           (273)             (8)           (305)           (150)
Transfers among the sub-accounts
  and with the Fixed Account - net          158,399         151,357        (238,135)         24,405          36,594
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
    from contract transactions              571,553         800,936         (80,569)        124,498         318,983
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           968,226         613,788         (81,295)        260,400         137,087

NET ASSETS AT BEGINNING OF PERIOD         1,046,681         432,893          81,295         467,352         330,265
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $   2,014,907   $   1,046,681   $           -   $     727,752   $     467,352
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  117,684          38,811           7,234         138,721          65,356
    Units issued                            107,390         103,798          24,428          60,812         106,797
    Units redeemed                          (49,941)        (24,925)        (31,662)        (27,758)        (33,432)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        175,133         117,684               -         171,775         138,721
                                      =============   =============   =============   =============   =============

(j) On May 1, 2002 LIT Domestic Income merged into LIT Government

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Van Kampen Life Investment
                                             Van Kampen Life Investment Trust Sub-Accounts            Trust (Class II) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           LIT
                                                                                                       Aggressive
                                                                                                          Growth       LIT Comstock
                                              LIT Government                LIT Money Market            (Class II)     (Class II)
                                      -----------------------------   -----------------------------   -------------  --------------
                                          2003           2002 (k)         2003            2002           2003 (a)       2003 (a)
                                      -------------   -------------   -------------   -------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)          $      16,670   $      (2,540)  $     (14,375)  $        (967)  $      (1,127)  $      (8,353)
Net realized gains (losses)                    (242)          4,280               -               -              15           1,004
Change in unrealized gains (losses)         (13,147)         16,487               -               -          14,685         226,679
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
    from operations                           3,281          18,227         (14,375)           (967)         13,573         219,330
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CONTRACT TRANSACTIONS
Deposits                                    201,001         214,639         793,749       1,069,697         460,978       2,742,218
Benefit payments                                  -               -            (474)       (242,881)              -               -
Payments on termination                     (24,510)        (14,126)       (228,012)        (77,902)           (120)        (53,433)
Contract maintenance charge                    (153)            (31)           (456)           (187)              -               -
Transfers among the sub-accounts
    and with the Fixed Account - net        (68,376)        277,122        (630,019)        (25,192)         28,995         570,901
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
    from contract transactions              107,962         477,604         (65,212)        723,535         489,853       3,259,686
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           111,243         495,831         (79,587)        722,568         503,426       3,479,016

NET ASSETS AT BEGINNING OF PERIOD           495,831               -       2,066,190       1,343,622               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     607,074   $     495,831   $   1,986,603   $   2,066,190   $     503,426   $   3,479,016
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   46,592               -         199,118         129,426               -               -
    Units issued                             40,049          62,595         108,550         217,804          39,439         287,048
    Units redeemed                          (29,865)        (16,003)       (114,896)       (148,112)           (192)         (8,563)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         56,776          46,592         192,772         199,118          39,247         278,485
                                      =============   =============   =============   =============   =============   =============

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(k) For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Van Kampen Life Investment                 Wells Fargo Variable
                                              Trust (Class II) Sub-Accounts                 Trust Sub-Accounts
                                      ---------------------------------------------   -----------------------------
                                      LIT Emerging     LIT Growth      LIT Money
                                         Growth        and Income        Market           Wells Fargo VT Asset
                                       (Class II)      (Class II)      (Class II)              Allocation
                                      -------------   -------------   -------------   -----------------------------
                                         2003 (b)        2003 (b)        2003 (l)          2003           2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,699)  $      (5,831)  $           -   $       2,065   $       2,977
Net realized gains (losses)                     133           2,196               -          (5,451)         (2,280)
Change in unrealized gains (losses)          36,253         164,919               -         106,814         (44,376)
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            33,687         161,284               -         103,428         (43,679)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    773,919       1,852,279          40,000          18,281         192,625
Benefit payments                                  -               -               -          (1,481)              -
Payments on termination                        (543)        (52,637)              -         (28,252)        (24,449)
Contract maintenance charge                       -               -               -            (427)           (184)
Transfers among the sub-accounts
  and with the Fixed Account - net           56,967         412,561               -         114,304         186,483
                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                830,343       2,212,203          40,000         102,425         354,475
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           864,030       2,373,487          40,000         205,853         310,796

NET ASSETS AT BEGINNING OF PERIOD                 -               -               -         430,561         119,765
                                      -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     864,030   $   2,373,487   $      40,000   $     636,414   $     430,561
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        -               -               -          54,392          13,021
    Units issued                             77,807         189,956           4,000          20,947          48,396
    Units redeemed                           (4,584)         (7,224)              -          (8,659)         (7,025)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         73,223         182,732           4,000          66,680          54,392
                                      =============   =============   =============   =============   =============

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(l) For the period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Wells Fargo Variable Trust Sub-Accounts
                                      -------------------------------------------------------------
                                      Wells Fargo VT Equity-Income        Wells Fargo VT Growth
                                      -----------------------------   -----------------------------
                                          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $         725   $         863   $      (2,312)  $        (716)
Net realized gains (losses)                  (4,223)         (7,377)           (743)         (9,012)
Change in unrealized gains (losses)          50,010         (24,849)         43,299         (10,645)
                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                            46,512         (31,363)         40,244         (20,373)
                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     24,406         140,144          80,673          54,133
Benefit payments                                  -               -               -               -
Payments on termination                     (18,090)         (7,734)         (8,254)           (484)
Contract maintenance charge                     (91)            (46)            (83)            (42)
Transfers among the sub-accounts
  and with the Fixed Account - net           13,106             545          39,025          39,505
                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 19,331         132,909         111,361          93,112
                                      -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            65,843         101,546         151,605          72,739

NET ASSETS AT BEGINNING OF PERIOD           184,021          82,475         108,060          35,321
                                      -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     249,864   $     184,021   $     259,665   $     108,060
                                      =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   23,696           8,467          20,443           4,893
    Units issued                              9,554          19,858          23,870          16,225
    Units redeemed                           (7,435)         (4,629)         (4,062)           (675)
                                      -------------   -------------   -------------   -------------
  Units outstanding at end of period         25,815          23,696          40,251          20,443
                                      =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate New York sells fifteen variable annuity contracts, the AIM Lifetime Plus(SM) ("Lifetime Plus") -(C), the AIM Lifetime Plus(SM) II ("Lifetime Plus II") - (C), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder") - (C), the Putnam Allstate Advisor ("Putnam") - (C), the Putnam Allstate Advisor Plus ("Putnam Plus") -
     (C), the Putnam Allstate Advisor Preferred ("Putnam Preferred") - (C), the Allstate Custom Portfolio ("Custom") - (C), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider") - (C), the Provider Ultra ("Ultra") -(C), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), and the Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. All products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       AIM VARIABLE INSURANCE FUNDS                         AIM VARIABLE INSURANCE FUNDS SERIES II
          AIM V.I. Aggressive Growth                           AIM V.I. Aggressive Growth II
          AIM V.I. Balanced                                    AIM V.I. Balanced II
          AIM V.I. Basic Value                                 AIM V.I. Basic Value II
          AIM V.I. Blue Chip                                   AIM V.I. Blue Chip II
          AIM V.I. Capital Appreciation                        AIM V.I. Capital Appreciation II
          AIM V.I. Capital Development                         AIM V.I. Capital Development II
          AIM V.I. Core Equity                                 AIM V.I. Core Equity II
          AIM V.I. Dent Demographics                           AIM V.I. Dent Demographics II
          AIM V.I. Diversified Income                          AIM V.I. Diversified Income II
          AIM V.I. Global Utilities                            AIM V.I. Global Utilities II
          AIM V.I. Government Securities                       AIM V.I. Government Securities II
          AIM V.I. Growth                                      AIM V.I. Growth II
          AIM V.I. High Yield                                  AIM V.I. High Yield II
          AIM V.I. International Growth                        AIM V.I. International Growth II
          AIM V.I. Mid Cap Core Equity                         AIM V.I. Mid Cap Core Equity II
          AIM V.I. Money Market                                AIM V.I. Money Market II
          AIM V.I. New Technology                              AIM V.I. New Technology II
          AIM V.I. Premier Equity                              AIM V.I. Premier Equity II

       ALLIANCEBERNSTEIN VARIABLE PRODUCT                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
         SERIES FUND                                          (CLASS Y SHARES)
          AllianceBernstein Growth                             Aggressive Equity (Class Y Shares)
          AllianceBernstein Growth & Income                    Dividend Growth (Class Y Shares)
          AllianceBernstein Premier Growth                     Equity (Class Y Shares)
          AllianceBernstein Small Cap Value                    European Growth (Class Y Shares)
       DELAWARE GROUP PREMIUM FUND, INC.                       Global Advantage (Class Y Shares)
          Delaware VIP GP Small Cap Value                      Global Dividend Growth (Class Y Shares)
          Delaware VIP GP Trend                                High Yield (Class Y Shares)
       DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,               Income Builder (Class Y Shares)
         INC.                                                  Information (Class Y Shares)
          Dreyfus Socially Responsible Growth Fund             Limited Duration (Class Y Shares)
       DREYFUS STOCK INDEX FUND                                Money Market (Class Y Shares)
          Dreyfus Stock Index Fund                             Pacific Growth (Class Y Shares)
       DREYFUS VARIABLE INVESTMENT FUND                        Quality Income Plus (Class Y Shares)
          VIF Capital Appreciation                             S&P 500 Index (Class Y Shares)
          VIF Growth & Income*                                 Strategist (Class Y Shares)
          VIF Money Market                                     Utilities (Class Y Shares)
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND            OPPENHEIMER VARIABLE ACCOUNT FUNDS
          VIP Contrafund                                       Oppenheimer Aggressive Growth
          VIP Equity-Income                                    Oppenheimer Bond
          VIP Growth                                           Oppenheimer Capital Appreciation
          VIP Growth Opportunities                             Oppenheimer Global Securities
          VIP High Income                                      Oppenheimer High Income
          VIP Index 500                                        Oppenheimer Main Street (previously known
          VIP Investment Grade Bond                              as Oppenheimer Main Street Growth &
          VIP Overseas                                           Income)
       FRANKLIN TEMPLETON VARIABLE INSURANCE                   Oppenheimer Main Street Small Cap Growth
         PRODUCTS TRUST                                        Oppenheimer Strategic Bond
          Franklin Growth and Income Securities             OPPENHEIMER VARIABLE ACCOUNT FUNDS
          Franklin Small Cap Value Securities                 (SERVICE CLASS ("SC"))
          Mutual Shares Securities                             Oppenheimer Aggressive Growth (SC)
          Templeton Asset Strategy                             Oppenheimer Capital Appreciation (SC)
          Templeton Developing Markets Securities              Oppenheimer Global Securities (SC)
          Templeton Foreign Securities                         Oppenheimer High Income (SC)
       GOLDMAN SACHS VARIABLE INSURANCE TRUST                  Oppenheimer Main Street (SC)
          VIT CORE Small Cap Equity*                           Oppenheimer Main Street Small Cap Growth (SC)
       HSBC VARIABLE INSURANCE FUNDS                           Oppenheimer Multiple Strategies (SC)
          HSBC VI Cash Management (closed                      Oppenheimer Strategic Bond (SC)
             5/1/2003)                                      PUTNAM VARIABLE TRUST
          HSBC VI Fixed Income (closed 5/1/2003)               VT American Government Income
          HSBC VI Growth & Income (closed 5/1/2003)            VT Asia Pacific Growth (Closed 10/11/2002)
       LSA VARIABLE SERIES TRUST                               VT Capital Appreciation
          LSA Aggressive Growth                                VT Capital Opportunities
          LSA Equity Growth                                    VT Discovery Growth (previously known
          LSA Mid Cap Value                                      as VT Voyager II)
       MFS VARIABLE INSURANCE TRUST                            VT Diversified Income
          MFS Bond                                             VT Equity Income
          MFS Emerging Growth*                                 VT The George Putnam Fund of Boston
          MFS High Income                                      VT Global Asset Allocation
          MFS Investors Trust                                  VT Global Equity
          MFS New Discovery                                    VT Growth and Income
                                                               VT Growth Opportunities

       PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
          VT Health Sciences                                   UIF Active International Allocation (Class II)
          VT High Yield                                          (closed 10/31/2003)
          VT Income                                            UIF Emerging Markets Debt (Class II)
          VT International Equity (previously known as         UIF Emerging Markets Equity (Class II)
             VT International Growth)                          UIF Equity and Income (Class II)
          VT International Growth and Income                   UIF Equity Growth (Class II)
          VT International New Opportunities                   UIF Global Franchise (Class II)
          VT Investors                                         UIF Mid Cap Growth (Class II)
          VT Mid Cap Value                                     UIF Small Company Growth (Class II)
          VT Money Market                                      UIF U.S. Mid Cap Value (Class II)
          VT New Opportunities                                 UIF U.S. Real Estate (Class II)
          VT New Value                                      VAN KAMPEN LIFE INVESTMENT TRUST
          VT OTC & Emerging Growth                             LIT Comstock
          VT Research                                          LIT Domestic Income (Merged into LIT
          VT Small Cap Value                                     Government on 5/1/2002)
          VT Technology (Closed 10/11/2002)                    LIT Emerging Growth
          VT Utilities Growth and Income                       LIT Government
          VT Vista                                             LIT Money Market
          VT Voyager                                        VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
       SCUDDER VARIABLE SERIES I                               LIT Aggressive Growth (Class II)
          21st Century Growth                                  LIT Comstock (Class II)
          Balanced                                             LIT Emerging Growth (Class II)
          Bond                                                 LIT Growth and Income (Class II)
          Capital Growth *                                     LIT Money Market (Class II)
          Global Discovery *                                WELLS FARGO VARIABLE TRUST
          Growth and Income                                    Wells Fargo VT Asset Allocation
          International                                        Wells Fargo VT Equity Income
          Money Market                                         Wells Fargo VT Growth
       SCUDDER VARIABLE SERIES II
          Growth

        * Fund was available, but had no net assets at December 31, 2003

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Allstate New York.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets at 0.85% for LSA Mid Cap Value, and of 0.95% for LSA Aggressive Growth and LSA Equity Growth.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate New York.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On March 26, 2004, the Board of Directors of Allstate New York approved the merger of the Allstate Life of New York Variable Annuity Account II ("Variable Annuity Account II") and Allstate Life of New York Variable Annuity Account (Variable Annuity Account") into the Account (the "Merger"). Allstate New York will consummate the Merger on May 1, 2004. Collectively, the Account, the Variable Annuity Account and the Variable Annuity Account II are referred to as the "Separate Accounts".

     At December 31, 2003, the Variable Annuity Account, the Variable Annuity Account II and the Account offered 11, 53 and 155 variable sub-accounts, respectively. Thirty-one of the sub-accounts offered by the Account were invested in the same underlying funds as 31 of the sub accounts offered by the Variable Annuity Account II. All sub-accounts of the Variable Annuity Account were invested in the same underlying funds as 11 of the sub-accounts offered by the Variable Annuity Account II. Upon completion of the merger on May 1, 2004, the Account will offer 177 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account will not change as a result of the Merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2003.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable    New York Variable  New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II    Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
     Aggressive Equity                              $                -  $        1,660,244  $                -  $        1,660,244
     Dividend Growth                                                 -          37,470,588             931,395          38,401,983
     Equity                                                          -          22,808,623             422,398          23,231,021
     European Growth                                                 -           9,824,792              52,387           9,877,179
     Global Advantage                                                -           1,088,811                   -           1,088,811
     Global Dividend Growth                                          -          11,265,872              87,534          11,353,406
     High Yield                                                      -           1,496,472              51,269           1,547,741
     Income Builder                                                  -           1,987,179               5,920           1,993,099
     Information                                                     -             454,188                   -             454,188
     Limited Duration                                                -           2,515,247                   -           2,515,247
     Money Market                                                    -          10,870,249             306,033          11,176,282
     Pacific Growth                                                  -           1,041,074               2,012           1,043,086
     Quality Income Plus                                             -          20,402,870             575,368          20,978,238
     S & P 500 Index                                                 -           6,349,229                   -           6,349,229
     Strategist                                                      -          19,443,379             313,888          19,757,267
     Utilities                                                       -           9,221,671             271,297           9,492,968

Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)                        698,314             738,067                   -           1,436,381
     Dividend Growth (Class Y Shares)                          919,380           2,692,309                   -           3,611,689
     Equity (Class Y Shares)                                   493,471           1,152,472                   -           1,645,943
     European Growth (Class Y Shares)                          315,772             476,972                   -             792,744
     Global Advantage (Class Y Shares)                          74,564              39,266                   -             113,830
     Global Dividend Growth (Class Y Shares)                   325,417             512,397                   -             837,814
     High Yield (Class Y Shares)                               415,244           1,126,274                   -           1,541,518
     Income Builder (Class Y Shares)                           222,144           1,549,268                   -           1,771,412
     Information (Class Y Shares)                               96,386              59,890                   -             156,276
     Limited Duration (Class Y Shares)                         967,793           3,993,620                   -           4,961,413
     Money Market (Class Y Shares)                             700,636           2,110,633                   -           2,811,269
     Pacific Growth (Class Y Shares)                           133,980              53,138                   -             187,118
     Quality Income Plus (Class Y Shares)                      438,987           3,770,460                   -           4,209,447
     S & P 500 Index (Class Y Shares)                        1,231,406           2,544,151                   -           3,775,557
     Strategist (Class Y Shares)                               283,307           2,375,770                   -           2,659,077
     Utilities (Class Y Shares)                                109,479             530,380                   -             639,859

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                     New York Separate  New York Variable    New York Variable  New York Separate
SUB-ACCOUNT                                              Account A      Annuity Account II    Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V.I. Aggressive Growth                     $        3,492,337  $                -  $                -  $        3,492,337
     AIM V.I. Balanced                                       8,305,230                   -                   -           8,305,230
     AIM V.I. Basic Value                                    3,097,920                   -                   -           3,097,920
     AIM V.I. Blue Chip                                      6,731,463                   -                   -           6,731,463
     AIM V.I. Capital Appreciation                           9,266,604             405,205                   -           9,671,809
     AIM V.I. Capital Development                            1,034,862                   -                   -           1,034,862
     AIM V.I. Core Equity                                   12,745,017                   -                   -          12,745,017
     AIM V.I. Dent Demographics                              1,599,496                   -                   -           1,599,496
     AIM V.I. Diversified Income                             4,154,437                   -                   -           4,154,437
     AIM V.I. Global Utilities                               1,531,223                   -                   -           1,531,223
     AIM V.I. Government Securities                          8,354,301                   -                   -           8,354,301
     AIM V.I. Growth                                         5,989,282             377,303                   -           6,366,585
     AIM V.I. High Yield                                     2,038,053                   -                   -           2,038,053
     AIM V.I. International Growth                           4,571,553                   -                   -           4,571,553
     AIM V.I. Mid Cap Core Equity                            1,106,100                   -                   -           1,106,100
     AIM V.I. Money Market                                   3,176,401                   -                   -           3,176,401
     AIM V.I. New Technology                                 1,282,424                   -                   -           1,282,424
     AIM V.I. Premier Equity                                17,666,332             996,559                   -          18,662,891

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth II                             28,947                   -                   -              28,947
     AIM V.I. Balanced II                                      604,187                   -                   -             604,187
     AIM V.I. Basic Value II                                 1,112,521                   -                   -           1,112,521
     AIM V.I. Blue Chip II                                     349,644                   -                   -             349,644
     AIM V.I. Capital Appreciation II                          424,729                   -                   -             424,729
     AIM V.I. Capital Development II                             4,709                   -                   -               4,709
     AIM V.I. Core Equity II                                   104,950                   -                   -             104,950
     AIM V.I. Dent Demographics II                              76,956                   -                   -              76,956
     AIM V.I. Diversified Income II                            193,396                   -                   -             193,396
     AIM V.I. Global Utilities II                               84,964                   -                   -              84,964
     AIM V.I. Government Securities II                       4,198,270                   -                   -           4,198,270
     AIM V.I. Growth II                                         90,626                   -                   -              90,626
     AIM V.I. High Yield II                                    636,291                   -                   -             636,291
     AIM V.I. International Growth II                          102,900                   -                   -             102,900
     AIM V.I. Mid Cap Core Equity II                            98,508                   -                   -              98,508
     AIM V.I. Money Market II                                  563,025                   -                   -             563,025
     AIM V.I. New Technology II                                 14,617                   -                   -              14,617
     AIM V.I. Premier Equity II                                193,029                   -                   -             193,029

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series Fund
     AllianceBernstein Growth                       $          243,281  $          913,219  $                -  $        1,156,500
     AllianceBernstein Growth & income                       1,123,883           4,852,222                   -           5,976,105
     AllianceBernstein Premier Growth                           71,574             546,861                   -             618,435
     AllianceBernstein Small Cap Value                       1,115,590                   -                   -           1,115,590

Delaware Group Premium Fund, Inc.
     Delaware VIP GP Small Cap Value                         2,636,097                   -                   -           2,636,097
     Delaware VIP GP Trend                                     921,321                   -                   -             921,321

Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth Fund                  258,482                   -                   -             258,482

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                                5,581,231                   -                   -           5,581,231

Dreyfus Variable Investment Fund
     VIF Capital Appreciation                                  852,069                   -                   -             852,069
     VIF Money Market                                        3,965,968                   -                   -           3,965,968

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                          2,762,233                   -                   -           2,762,233
     VIP Equity-Income                                       4,573,782                   -                   -           4,573,782
     VIP Growth                                              3,638,424                   -                   -           3,638,424
     VIP Growth Opportunities                                  494,875                   -                   -             494,875
     VIP High Income                                           595,400                   -                   -             595,400
     VIP Index 500                                           2,044,147                   -                   -           2,044,147
     VIP Investment Grade Bond                               2,565,220                   -                   -           2,565,220
     VIP Overseas                                            1,015,466                   -                   -           1,015,466

Franklin Templeton Variable Insurance Products Trust
     Franklin Growth and Income Securities                   1,920,207                   -                   -           1,920,207
     Franklin Small Cap Value Securities                       954,078                   -                   -             954,078
     Mutual Shares Securities                                1,795,264                   -                   -           1,795,264
     Templeton Asset Strategy                                  424,663                   -                   -             424,663
     Templeton Developing Markets Securities                   236,680                   -                   -             236,680
     Templeton Foreign Securities                            1,746,313                   -                   -           1,746,313

LSA Variable Series Trust
     LSA Aggressive Growth                                     513,821              27,462                   -             541,283
     LSA Equity Growth                                         421,108                   -                   -             421,108
     LSA Mid Cap Value                                         893,335                   -                   -             893,335

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
     MFS Bond                                       $        1,578,425  $                -  $                -  $        1,578,425
     MFS High Income                                           167,579                   -                   -             167,579
     MFS Investors Trust                                       666,862                   -                   -             666,862
     MFS New Discovery                                         579,185                   -                   -             579,185

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                           1,660,316                   -                   -           1,660,316
     Oppenheimer Bond                                        1,494,416                   -                   -           1,494,416
     Oppenheimer Capital Appreciation                        1,710,945                   -                   -           1,710,945
     Oppenheimer Global Securities                             987,934                   -                   -             987,934
     Oppenheimer High Income                                   708,194                   -                   -             708,194
     Oppenheimer Main Street                                 4,078,264                   -                   -           4,078,264
     Oppenheimer Main Street Small Cap Growth                1,216,737                   -                   -           1,216,737
     Oppenheimer Strategic Bond                              3,661,003                   -                   -           3,661,003

Oppenheimer Variable Account Funds (Service Class ("SC"))
     Oppenheimer Aggressive Growth (SC)                        621,090                   -                   -             621,090
     Oppenheimer Capital Appreciation (SC)                   1,486,141                   -                   -           1,486,141
     Oppenheimer Global Securities (SC)                        957,729                   -                   -             957,729
     Oppenheimer High Income (SC)                              734,216                   -                   -             734,216
     Oppenheimer Main Street (SC)                            2,857,802                   -                   -           2,857,802
     Oppenheimer Main Street Small Cap Growth (SC)           1,023,257                   -                   -           1,023,257
     Oppenheimer Multiple Strategies (SC)                      711,338                   -                   -             711,338
     Oppenheimer Strategic Bond (SC)                         1,624,444                   -                   -           1,624,444

Putnam Variable Trust
     VT American Government Income                           9,848,535                   -                   -           9,848,535
     VT Capital Appreciation                                   986,219                   -                   -             986,219
     VT Capital Opportunities                                1,330,259                   -                   -           1,330,259
     VT Discovery Growth                                     1,613,985                   -                   -           1,613,985
     VT Diversified Income                                  10,591,199                   -                   -          10,591,199
     VT Equity Income                                          423,545                   -                   -             423,545
     VT The George Putnam Fund of Boston                    14,343,600                   -                   -          14,343,600
     VT Global Asset Allocation                              2,526,254                   -                   -           2,526,254
     VT Global Equity                                        5,759,974                   -                   -           5,759,974
     VT Growth and Income                                   44,511,039           1,312,731                   -          45,823,770
     VT Growth Opportunities                                 2,469,178                   -                   -           2,469,178
     VT Health Sciences                                      6,847,824                   -                   -           6,847,824
     VT High Yield                                           6,667,233                   -                   -           6,667,233
     VT Income                                              19,660,697                   -                   -          19,660,697
     VT International Equity                                10,942,991           1,796,073                   -          12,739,064

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT International Growth and Income             $        2,435,945  $                -  $                -  $        2,435,945
     VT International New Opportunities                      2,124,867                   -                   -           2,124,867
     VT Investors                                           16,229,440                   -                   -          16,229,440
     VT Mid Cap Value                                        1,845,387                   -                   -           1,845,387
     VT Money Market                                        12,667,636                   -                   -          12,667,636
     VT New Opportunities                                   12,000,608                   -                   -          12,000,608
     VT New Value                                            7,392,847                   -                   -           7,392,847
     VT OTC & Emerging Growth                                4,642,447                   -                   -           4,642,447
     VT Research                                             7,079,411                   -                   -           7,079,411
     VT Small Cap Value                                      8,500,107             930,504                   -           9,430,611
     VT Utilities Growth and Income                          3,605,743                   -                   -           3,605,743
     VT Vista                                                7,760,422                   -                   -           7,760,422
     VT Voyager                                             22,994,815           1,658,356                   -          24,653,171

Scudder Variable Series I
     21st Century Growth                                         2,630                   -                   -               2,630
     Balanced                                                    3,176                   -                   -               3,176
     Bond                                                       41,302                   -                   -              41,302
     Capital Growth                                                  -                   -                   -                   -
     Global Discovery                                                -                   -                   -                   -
     Growth and Income                                           7,119                   -                   -               7,119
     International                                               3,201                   -                   -               3,201
     Money Market                                               11,536                   -                   -              11,536

Scudder Variable Series II
     Growth                                                      2,893                   -                   -               2,893

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                     -             793,115                   -             793,115
     UIF Equity Growth                                               -           2,000,231                   -           2,000,231
     UIF International Magnum                                        -           1,704,380                   -           1,704,380
     UIF Mid Cap Growth                                              -             595,862                   -             595,862
     UIF Mid Cap Value                                               -           2,509,458                   -           2,509,458
     UIF U.S. Real Estate                                            -           1,699,917                   -           1,699,917

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2003

                                                                            Pre-Merger                              Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Life of    Allstate Life of    Allstate Life of    Allstate Life of
                                                    New York Separate   New York Variable   New York Variable   New York Separate
SUB-ACCOUNT                                             Account A       Annuity Account II   Annuity Account        Account A
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. (Class II)
     UIF Emerging Markets Debt (Class II)           $          387,678  $                -  $                -  $          387,678
     UIF Emerging Markets Equity (Class II)                    258,953                   -                   -             258,953
     UIF Equity and Income (Class II)                           98,066                   -                   -              98,066
     UIF Equity Growth (Class II)                              426,040                   -                   -             426,040
     UIF Global Franchise (Class II)                           158,225                   -                   -             158,225
     UIF Mid Cap Growth (Class II)                             630,342                   -                   -             630,342
     UIF Small Company Growth (Class II)                       823,049                   -                   -             823,049
     UIF U.S. Mid Cap Value (Class II)                       1,165,799                   -                   -           1,165,799
     UIF U.S. Real Estate (Class II)                           769,407                   -                   -             769,407

Van Kampen Life Investment Trust
     LIT Comstock                                            2,014,907           1,792,672                   -           3,807,579
     LIT Emerging Growth                                       727,752           1,996,857                   -           2,724,609
     LIT Government                                            607,074                   -                   -             607,074
     LIT Money Market                                        1,986,603                   -                   -           1,986,603

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (ClassII)                           503,426                   -                   -             503,426
     LIT Comstock (Class II)                                 3,479,016           2,945,790                   -           6,424,806
     LIT Emerging Growth (Class II)                            864,030             641,651                   -           1,505,681
     LIT Growth and Income (Class II)                        2,373,487                   -                   -           2,373,487
     LIT Money Market (Class II)                                40,000                   -                   -              40,000

Wells Fargo Variable Trust
     Wells Fargo VT Asset Allocation                           636,414                   -                   -             636,414
     Wells Fargo VT Equity Income                              249,864                   -                   -             249,864
     Wells Fargo VT Growth                                     259,665                   -                   -             259,665
                                                    ------------------  ------------------  ------------------  ------------------

         TOTAL NET ASSETS                           $      450,675,834  $      212,121,983  $        3,019,501  $      665,817,318
                                                    ==================  ==================  ==================  ==================

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.80% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account for Lifetime Plus, Lifetime Plus II, America Series, Enhanced Choice, Custom, SelectDirections, Provider, and Ultra contracts, 0.30% for Scudder, and 0.19% for Advisor, Advisor Plus, and Advisor Preferred. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II, Enhanced Choice, and Ultra and $30 for Putnam, Custom, SelectDirections, Provider, Advisor, Advisor Plus, and Advisor Preferred on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for Scudder Horizon Advantage that does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in payments on terminations but are remitted to Allstate New York.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                                 Purchases
                                                                                            ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                                            $          255,410
     AIM V. I. Balanced                                                                              1,281,269
     AIM V. I. Basic Value                                                                           1,032,232
     AIM V. I. Blue Chip                                                                               582,466
     AIM V. I. Capital Appreciation                                                                    760,652
     AIM V. I. Capital Development                                                                      57,826
     AIM V. I. Core Equity                                                                             870,021
     AIM V. I. Dent Demographics                                                                       186,826
     AIM V. I. Diversified Income                                                                    1,305,831
     AIM V. I. Global Utilities                                                                        110,867
     AIM V. I. Government Securities                                                                 2,148,178
     AIM V. I. Growth                                                                                  429,634
     AIM V. I. High Yield                                                                            1,161,330
     AIM V. I. International Growth                                                                    501,196
     AIM V. I. Mid Cap Core Equity                                                                     427,686
     AIM V. I. Money Market                                                                            741,835
     AIM V. I. New Technology                                                                          165,492
     AIM V. I. Premier Equity                                                                          707,464

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II                                                                     20,666
     AIM V. I. Balanced II                                                                             528,624
     AIM V. I. Basic Value II                                                                        1,006,713
     AIM V. I. Blue Chip II                                                                            308,911
     AIM V. I. Capital Appreciation II                                                                 399,410
     AIM V. I. Capital Development II                                                                    3,290
     AIM V. I. Core Equity II                                                                           81,938
     AIM V. I. Dent Demographics II                                                                     81,455
     AIM V. I. Diversified Income II                                                                   152,003
     AIM V. I. Global Utilities II                                                                      58,122
     AIM V. I. Government Securities II                                                              3,398,227
     AIM V. I. Growth II                                                                                94,941
     AIM V. I. High Yield II                                                                         3,003,980
     AIM V. I. International Growth II                                                               2,540,898
     AIM V. I. Mid Cap Core Equity II                                                                   77,916
     AIM V. I. Money Market II                                                                       6,094,373
     AIM V. I. New Technology II                                                                        10,872
     AIM V. I. Premier Equity II                                                                       163,054

Investments in the AllianceBernstein Variable Product Series Fund
  Sub-Accounts:
     AllianceBernstein Growth (a)                                                                      235,215
     AllianceBernstein Growth & Income (a)                                                           1,052,571
     AllianceBernstein Premier Growth (a)                                                               68,137
     AllianceBernstein Small Cap Value (a)                                                           1,037,795

(a) For the period beginning July 1, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                                            $          428,546
     Delaware GP Trend                                                                                 271,191

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
  Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                                           31,697

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                                          991,145

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                                          166,676
     VIF Growth & Income                                                                                     -
     VIF Money Market                                                                                5,685,472

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                                    730,342
     VIP Equity-Income                                                                                 932,604
     VIP Growth                                                                                      1,046,294
     VIP Growth Opportunities                                                                          194,082
     VIP High Income                                                                                   263,724
     VIP Index 500                                                                                     542,402
     VIP Investment Grade Bond                                                                       1,252,951
     VIP Overseas                                                                                      239,148

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
     Franklin Growth and Income Securities (b)                                                       1,891,074
     Franklin Small Cap Value Securities (b)                                                           942,654
     Mutual Shares Securities                                                                        1,754,335
     Templeton Asset Strategy                                                                          120,855
     Templeton Developing Markets Securities (b)                                                       220,631
     Templeton Foreign Securities                                                                      871,487

Investments in the Goldman Sachs Variable Insurance Trust
  Sub-Account:
     VIT CORE Small Cap Equity                                                                               -

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management (c)                                                                       460,509
     HSBC VI Fixed Income (c)                                                                          230,058
     HSBC VI Growth & Income (c)                                                                        54,195

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(c) For the period beginning January 1, 2003 and ended April 30, 2003

--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the LSA Variable Series Trust Sub-Accounts
     LSA Aggressive Growth (b)                                                              $          512,952
     LSA Equity Growth (b)                                                                             451,985
     LSA Mid Cap Value (b)                                                                             908,516

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                                          845,050
     MFS Emerging Growth                                                                                     -
     MFS High Income                                                                                   106,857
     MFS Investors Trust                                                                               128,351
     MFS New Discovery                                                                                 114,348

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
     Aggressive Equity (Class Y Shares) (a)                                                            706,441
     Dividend Growth (Class Y Shares) (a)                                                              898,723
     Equity (Class Y Shares) (a)                                                                       468,647
     European Growth (Class Y Shares) (a)                                                              292,610
     Global Advantage (Class Y Shares) (a)                                                              81,757
     Global Dividend Growth (Class Y Shares) (a)                                                       308,367
     High Yield (Class Y Shares) (a)                                                                   456,880
     Income Builder (Class Y Shares) (a)                                                               210,224
     Information (Class Y Shares) (a)                                                                   91,277
     Limited Duration (Class Y Shares) (a)                                                           1,050,116
     Money Market (Class Y Shares) (a)                                                               2,172,874
     Pacific Growth (Class Y Shares) (a)                                                               129,230
     Quality Income Plus (Class Y Shares) (a)                                                          439,254
     S&P 500 Index (Class Y Shares) (a)                                                              1,207,065
     Strategist (Class Y Shares) (a)                                                                   269,146
     Utilities (Class Y Shares) (a)                                                                    105,004

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                                     260,759
     Oppenheimer Bond                                                                                  483,090
     Oppenheimer Capital Appreciation                                                                  445,358
     Oppenheimer Global Securities                                                                     219,993
     Oppenheimer High Income                                                                           174,384
     Oppenheimer Main Street (d)                                                                       811,074
     Oppenheimer Main Street Small Cap Growth                                                          433,975
     Oppenheimer Strategic Bond                                                                      1,182,289

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(d) Previously known as Oppenheimer Main Street Growth & Income

--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Oppenheimer Variable Account Funds (Service Class
  ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC) (b)                                                 $          660,357
     Oppenheimer Capital Appreciation (SC) (b)                                                       1,467,250
     Oppenheimer Global Securities (SC) (b)                                                            816,130
     Oppenheimer High Income (SC) (b)                                                                  844,656
     Oppenheimer Main Street (SC) (b)                                                                2,854,648
     Oppenheimer Main Street Small Cap Growth (SC) (b)                                                 997,423
     Oppenheimer Multiple Strategies (SC) (b)                                                          743,080
     Oppenheimer Strategic Bond (SC) (b)                                                             1,696,898

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                                                   2,276,783
     VT Capital Appreciation                                                                           341,166
     VT Capital Opportunities (b)                                                                    1,273,463
     VT Discovery Growth (e)                                                                           433,972
     VT Diversified Income                                                                           2,105,757
     VT Equity Income (b)                                                                              420,782
     VT The George Putnam Fund of Boston                                                            15,374,208
     VT Global Asset Allocation                                                                     18,924,322
     VT Global Equity                                                                                3,857,202
     VT Growth and Income                                                                              319,645
     VT Growth Opportunities                                                                           775,787
     VT Health Sciences                                                                              9,312,850
     VT High Yield                                                                                   4,570,775
     VT Income                                                                                      19,550,676
     VT International Equity (f)                                                                    13,572,780
     VT International Growth and Income                                                             16,520,186
     VT International New Opportunities                                                                900,141
     VT Investors                                                                                    2,823,299
     VT Mid Cap Value                                                                              105,611,816
     VT Money Market                                                                                   606,626
     VT New Opportunities                                                                            1,095,269
     VT New Value                                                                                    3,615,576
     VT OTC & Emerging Growth                                                                          614,487
     VT Research                                                                                     3,580,187
     VT Small Cap Value                                                                              3,385,830
     VT Utilities Growth and Income                                                                    435,957
     VT Vista                                                                                        2,140,938
     VT Voyager                                                                                      2,955,376

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

(f) Previously known as VT International Growth

--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Scudder Variable Series I Sub-Accounts:
     21st Century Growth                                                                    $                -
     Balanced                                                                                           18,127
     Bond                                                                                               38,046
     Capital Growth                                                                                     12,804
     Global Discovery                                                                                        -
     Growth and Income                                                                                     692
     International                                                                                          17
     Money Market                                                                                       11,624

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                                  -

Invest Investments in the Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
     UIF Active International Allocation (Class II) (g)                                                169,829
     UIF Emerging Markets Debt (Class II) (b)                                                          371,225
     UIF Emerging Markets Equity (Class II) (a)                                                        246,147
     UIF Equity and Income (Class II) (a)                                                               96,201
     UIF Equity Growth (Class II) (a)                                                                  408,652
     UIF Global Franchise (Class II) (a)                                                               193,261
     UIF Mid Cap Growth (Class II) (a)                                                                 653,271
     UIF Small Company Growth (Class II) (b)                                                           804,226
     UIF U. S. Mid Cap Value (Class II) (a)                                                          1,088,821
     UIF U. S. Real Estate (Class II) (b)                                                              746,237

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                                                      927,732
     LIT Emerging Growth                                                                               173,172
     LIT Government                                                                                    301,539
     LIT Money Market                                                                                  895,323

Invest Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
     LIT Aggressive Growth (Class II) (a)                                                              489,497
     LIT Comstock (Class II) (a)                                                                     3,312,769
     LIT Emerging Growth (Class II) (b)                                                                830,662
     LIT Growth and Income (Class II) (b)                                                            2,285,719
     LIT Money Market (Class II) (l)                                                                    40,000

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

(l) For the period beginning December 31, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                 Purchases
                                                                                            ------------------
Investments in the Wells Fargo Variable Trust Sub-Accounts:
    Wells Fargo VT Asset Allocation                                                         $          162,690
    Wells Fargo VT Equity Income                                                                        82,482
    Wells Fargo VT Growth                                                                              132,183
                                                                                            ------------------
                                                                                            $      330,403,240
                                                                                            ==================

--------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS

   Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

   ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

        ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

        *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

             Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

             Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth
       2003                             443  $   7.71 - $    9.82  $    3,492            0.00%   1.10% - 1.70%      24.52% -  25.29%
       2002                             460      6.16 -      7.88       2,894            0.00    1.10  - 1.70      -23.51  - -21.16
       2001                             488      8.05 -     10.31       4,034            0.00    1.10  - 1.45      -27.13  - -26.88
     AIM V. I. Balanced
       2003                           1,008      8.06 -      9.41       8,305            2.00    1.10  - 1.70       14.39  -  15.09
       2002                             990      7.00 -      8.22       7,053            2.72    1.10  - 1.70      -18.01  - -17.76
       2001                             829      8.54 -     10.85       7,177            2.44    1.10  - 1.45      -12.71  - -12.40

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts:
     AIM V. I. Basic Value
       2003                             276  $  10.42 - $   11.41  $    3,098            0.04%   1.10% - 1.70%      31.36% -  32.17%
       2002                             208      7.93 -      8.63       1,785            0.00    1.10  - 1.70      -23.00  - -20.69
       2001(m)                           62     11.20 -     11.21         700            0.21    1.10  - 1.45       12.00  -  12.10
     AIM V. I. Blue Chip
       2003                           1,088      6.13 -      9.05       6,731            0.00    1.10  - 1.70       23.02  -  23.78
       2002                           1,090      4.95 -      7.35       5,407            0.00    1.10  - 1.70      -26.97  - -26.47
       2001                             992      6.74 -      6.78       6,713            0.02    1.10  - 1.45      -23.66  - -23.39
     AIM V. I. Capital
      Appreciation
       2003                           1,076      6.93 -      9.72       9,267            0.00    1.10  - 1.70       27.32  -  28.10
       2002                           1,067      5.41 -      7.64       7,414            0.00    1.10  - 1.70      -25.18  - -23.64
       2001                           1,016      7.23 -     14.18      10,006            0.00    1.10  - 1.45      -24.39  - -24.12
     AIM V. I. Capital
      Development
       2003                              93     10.84 -     10.97       1,035            0.00    1.10  - 1.70       33.06  -  33.88
       2002                             101      8.15 -      8.19         837            0.00    1.10  - 1.70      -22.22  - -18.50
       2001                             103     10.54 -     11.37       1,098            0.00    1.10  - 1.45       -9.42  -  -9.10
     AIM V. I. Core Equity
       2003                           1,258      7.13 -     10.31      12,745            0.97    1.10  - 1.70       22.31  -  23.06
       2002                           1,313      5.80 -      8.43      11,066            0.31    1.10  - 1.70      -16.51  - -15.67
       2001                           1,414      6.94 -     15.46      14,848            0.05    1.10  - 1.45      -23.95  - -23.68
     AIM V. I. Dent
      Demographics
       2003                             326      4.86 -      9.14       1,599            0.00    1.10  - 1.70       -8.59  -  35.97
       2002                             336      3.58 -      6.78       1,201            0.00    1.10  - 1.50      -32.94  - -32.21
       2001                             380      5.29 -      5.33       2,019            0.00    1.10  - 1.45      -32.90  - -32.66
     AIM V. I. Diversified
      Income
       2003                             352     10.68 -     11.04       4,154            6.53    1.10  - 1.70        7.38  -   8.05
       2002                             324      9.94 -     10.21       3,570            7.98    1.10  - 1.70       -0.58  -   1.18
       2001                             303     10.09 -     11.79       3,359            7.57    1.10  - 1.45        2.09  -   2.45
     AIM V. I. Global Utilities
       2003                             197      6.26 -      8.70       1,531            3.62    1.10  - 1.70       17.01  -  17.73
       2002                             215      5.32 -      7.44       1,430            2.84    1.10  - 1.70      -26.35  - -25.63
       2001                             235      7.22 -     13.98       2,129            1.43    1.10  - 1.45      -28.97  - -28.72

(m) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
     AIM V. I. Government
      Securities
       2003                             674  $  10.57 - $   12.31  $    8,354            2.25%   1.10% - 1.70%      -0.65% -  -0.04%
       2002                             739     10.64 -     12.31       9,278            2.40    1.10  - 1.70        6.39  -   8.40
       2001                             447     11.36 -     12.74       5,221            4.24    1.10  - 1.45        4.87  -   5.24
     AIM V. I. Growth
       2003                             879      4.83 -      8.89       5,989            0.00    1.10  - 1.70       29.01  -  29.81
       2002                             916      3.72 -      6.89       4,894            0.00    1.10  - 1.70      -31.73  - -31.06
       2001                             954      5.45 -     12.90       7,736            0.20    1.10  - 1.45      -34.84  - -34.61
     AIM V. I. High Yield
       2003                             225      8.90 -     11.54       2,038            9.02    1.10  - 1.70       25.86  -  26.64
       2002                             131      7.03 -      9.17         939            0.00    1.10  - 1.70       -8.29  -  -6.87
       2001                             104      7.44 -      7.55         791           17.67    1.10  - 1.45       -6.37  -  -6.04
     AIM V. I. International
      Growth
       2003                             533      6.53 -     10.74       4,572            0.52    1.10  - 1.70       26.87  -  27.65
       2002                             538      5.12 -      8.47       3,736            0.60    1.10  - 1.70      -16.60  - -15.32
       2001                             516      6.14 -     11.98       4,449            0.31    1.10  - 1.45      -24.64  - -24.37
     AIM V. I. Mid Cap Core
      Equity
       2003                              90     11.35 -     12.58       1,106            0.00    1.10  - 1.70       25.15  -  25.92
       2002                              58      9.07 -      9.99         579            0.00    1.10  - 1.70      -12.07  -  -9.29
       2001 (m)                          10     11.36 -     11.37         119            0.27    1.10  - 1.45       13.57  -  13.67
     AIM V. I. Money Market
       2003                             288      9.83 -     10.70       3,176            0.57    1.10  - 1.70       -1.66  -  -0.52
       2002                             418     10.76 -     12.20       4,670            1.19    1.10  - 1.45       -0.27  -   0.08
       2001                             460     10.75 -     12.23       5,166            3.29    1.10  - 1.45        2.12  -   2.48
     AIM V. I. New Technology
       2003                             150      8.47 -      8.61       1,282            0.00    1.10  - 1.70       49.80  -  50.72
       2002                             139      5.66 -      5.71         791            0.00    1.10  - 1.70      -45.73  - -43.44
       2001                             154     10.45 -     10.52       1,617            2.00    1.10  - 1.45      -48.23  - -48.05
     AIM V. I. Premier Equity
       2003                           2,027      6.49 -      8.58      17,666            0.30    1.10  - 1.70       22.96  -  23.71
       2002                           2,133      5.24 -      6.98      15,320            0.31    1.10  - 1.70      -31.02  - -30.22
       2001                           2,183      7.60 -     16.38      24,351            0.13    1.10  - 1.45      -13.83  - -13.53

(m) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
     AIM V. I. Aggressive
      Growth II
       2003                               3  $   9.96 - $   10.04  $       29            0.00%   1.30% - 1.70%      -0.38% -   0.39%
       2002 (h)                          <1      8.04 -      8.04           3            0.00    1.45  - 1.50      -19.64  - -19.61
     AIM V. I. Balanced II
       2003                              64      9.42 -      9.50         604            3.28    1.30  - 1.75       -5.85  -  14.64
       2002 (h)                           8      8.27 -      8.29          70            5.05    1.30  - 1.55      -17.34  - -17.14
     AIM V. I. Basic Value II
       2003                              96     12.87 -     12.92       1,113            0.00    1.29  - 1.89       28.70  -  29.22
       2002 (h)                           9      7.63 -      7.66          71            0.00    1.30  - 1.70      -23.66  - -23.35
     AIM V. I. Blue Chip II
       2003                              37      9.42 -      9.51         350            0.00    1.30  - 1.75       -5.76  -  23.19
       2002 (h)                           5      7.70 -      7.72          35            0.00    1.30  - 1.55      -23.00  - -22.83
     AIM V. I. Capital
      Appreciation II
       2003                              37     12.22 -     12.27         425            0.00    1.29  - 1.89       22.18  -  22.68
       2002 (h)                           1      7.42 -      7.45           5            0.00    1.30  - 1.70      -25.80  - -25.50
     AIM V. I. Capital
      Development II
       2003                              <1     10.23 -     10.28           5            0.00    1.45  - 1.70        2.29  -  33.09
       2002 (h)                          <1      7.72 -      7.73           3            0.00    1.45  - 1.50      -22.79  - -22.75
     AIM V. I. Core Equity II
       2003                              10     10.10 -     10.18         105            1.32    1.30  - 1.70        1.02  -  22.54
       2002 (h)                           3      8.29 -      8.31          27            0.70    1.30  - 1.55      -17.10  - -16.89
     AIM V. I. Dent
      Demographics II
       2003                               9      8.99 -      9.06          77            0.00    1.30  - 1.70      -10.13  -  -9.39
       2002 (h)                           1      6.67 -      6.68           9            0.00    1.45  - 1.55      -33.31  - -33.24
     AIM V. I. Diversified
      Income II
       2003                              18     10.69 -     10.78         193            9.75    1.30  - 1.75        6.90  -   7.60
       2002 (h)                           5     10.00 -     10.02          48           14.54    1.30  - 1.55       -0.01  -   0.22
     AIM V. I. Global Utilities II
       2003                               9      9.16 -      9.23          85            5.53    1.30  - 1.75       -8.42  -  -7.70
       2002 (h)                           3      7.85 -      7.85          22            7.06    1.50  - 1.50      -21.52  - -21.52
     AIM V. I. Government
      Securities II
       2003                             392     10.64 -     10.74       4,198            3.24    1.30  - 1.75       -0.39  -   6.44
       2002 (h)                         170     10.74 -     10.78       1,825            2.51    1.30  - 1.70        7.39  -   7.83

(h) For the period beginning June 3, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
     AIM V. I. Growth II
       2003                              10  $   8.70 - $    8.78  $       91            0.00%   1.30% - 1.75%     -12.97% -  29.18%
       2002 (h)                           1      6.77 -      6.80           8            0.00    1.30  - 1.70      -32.29  - -32.01
     AIM V. I. High Yield II
       2003                              54     11.64 -     11.74         636           13.10    1.30  - 1.75       16.43  -  17.45
       2002 (h)                           1      9.28 -      9.29          11            0.00    1.45  - 1.55       -7.17  -  -7.08
     AIM V. I. International
      Growth II
       2003                              10     10.45 -     10.54         103            0.58    1.30  - 1.70        4.52  -  26.93
       2002 (h)                          <1      8.28 -      8.30           2            1.29    1.30  - 1.55      -17.19  - -16.98
     AIM V. I. Mid Cap Core
      Equity II
       2003                               9     10.90 -     10.99          99            0.00    1.30  - 1.70        9.02  -  25.41
       2002 (h)                           1      8.74 -      8.76          11            0.00    1.30  - 1.55      -12.58  - -12.36
     AIM V. I. Money
      Market II
       2003                              57      9.78 -      9.86         563            0.49    1.30  - 1.70       -1.38  -  -1.38
       2002 (h)                          24      9.92 -      9.94         239            0.27    1.45  - 1.70       -0.81  -  -0.56
     AIM V. I. New
      Technology II
       2003                               2      8.87 -      8.94          15            0.00    1.30  - 1.70      -11.30  - -10.61
       2002 (h)                          <1      5.95 -      5.95          <1            0.00    1.45  - 1.45      -40.48  - -40.48
     AIM V. I. Premier
      Equity II
       2003                              22      8.46 -     11.74         193            0.39    1.30  - 1.89      -15.42  -  17.37
       2002 (h)                           1      6.84 -      6.85          10            0.75    1.45  - 1.70      -31.63  - -31.45

(h) For the period beginning June 3, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
     AllianceBernstein
      Growth
       2003 (a)                          20  $  12.43 - $   12.48  $      243            0.00%   1.29% - 1.89%      24.29% -  24.79%
     AllianceBernstein
      Growth & Income
       2003 (a)                          92     12.26 -     12.31       1,124            0.00    1.29  - 1.89       22.63  -  23.13
     AllianceBernstein
      Premier Growth
       2003 (a)                           6     11.46 -     11.51          72            0.00    1.29  - 1.89       14.64  -  15.11
     AllianceBernstein
      Small Cap Value
       2003 (a)                          82     13.59 -     13.64       1,116            0.00    1.29  - 1.89       35.86  -  36.42

Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
     Delaware VIP GP Small
      Cap Value
       2003                             158     16.73 -     16.73       2,636            0.36    1.25  - 1.25       40.21  -  40.21
       2002                             133     11.93 -     11.93       1,589            1.36    1.25  - 1.25       -6.78  -  -6.78
       2001                              46     12.80 -     12.80         583            0.55    1.25  - 1.25       10.43  -  10.43
     Delaware VIP GP Trend
       2003                             113      8.17 -      8.17         921            0.00    1.25  - 1.25       33.41  -  33.41
       2002                              80      6.12 -      6.12         490            0.00    1.25  - 1.25      -20.94  - -20.94
       2001                              24      7.75 -      7.75         187            0.00    1.25  - 1.25      -16.40  - -16.40

Investments in the Dreyfus
   Socially Responsible
   Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially
      Responsible Growth
      Fund
       2003                              42      6.17 -      6.17         258            0.12    1.25  - 1.25       24.43  -  24.43
       2002                              40      4.96 -      4.96         197            0.24    1.25  - 1.25      -29.84  - -29.84
       2001                              33      7.07 -      7.07         233            0.09    1.25  - 1.25      -23.55  - -23.55

(a) For the period beginning July 1, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
   Investments in the Dreyfus
   Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index
      Fund
       2003                             704  $   7.93 - $    7.93  $    5,581            1.49%   1.25% -  1.25%     26.76% -  26.76%
       2002                             611      6.25 -      6.25       3,824            1.61    1.25  -  1.25     -23.33  - -23.33
       2001                             185      8.16 -      8.16       1,512            1.24    1.25  -  1.25     -13.28  - -13.28

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
     VIF Capital Appreciation
       2003                              97      8.75 -      8.75         852            1.51    1.25  -  1.25      19.66  -  19.66
       2002                              80      7.31 -      7.31         585            1.71    1.25  -  1.25     -17.76  - -17.76
       2001                              28      8.89 -      8.89         248            1.52    1.25  -  1.25     -10.45  - -10.45
     VIF Growth & Income
       2003                               -         - -         -           -            0.00    0.00  -  0.00       0.00  -   0.00
       2002                              <1      6.53 -      6.53          <1            2.56    1.25  -  1.25     -34.71  - -34.71
       2001(n)                            -         - -         -           -            0.00    0.00  -  0.00       0.00  -   0.00
     VIF Money Market
       2003                             398      9.96 -      9.96       3,966            0.90    1.25  -  1.25      -0.43  -  -0.43
       2002                              <1     10.43 -     10.43          <1            0.00    1.25  -  1.25       4.27  -   4.27
       2001(n)                            -         - -         -           -            0.00    0.00  -  0.00       0.00  -   0.00
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
     VIP Contrafund
       2003                             290      9.24 -      9.79       2,762            0.39    1.25  -  1.25      26.86  -  26.86
       2002                             229      7.29 -      7.72       1,722            0.48    1.25  -  1.25     -10.48  - -10.48
       2001                              86      8.14 -      8.62         730            0.30    1.25  -  1.25     -13.35  - -13.35
     VIP Equity-Income
       2003                             427     10.71 -     10.71       4,574            1.54    1.25  -  1.25      28.70  -  28.70
       2002                             343      8.32 -      8.32       2,857            0.91    1.25  -  1.25     -17.99  - -17.99
       2001                              98     10.14 -     10.14         998            0.24    1.25  -  1.25      -6.15  -  -6.15
     VIP Growth
       2003                             550      6.28 -      6.91       3,638            0.24    1.25  -  1.25      31.19  -  31.19
       2002                             480      4.79 -      5.27       2,430            0.17    1.25  -  1.25     -30.98  - -30.98
       2001                             202      6.93 -      7.63       1,480            0.03    1.25  -  1.25     -18.69  - -18.69
     VIP Growth Opportunities
       2003                              63      7.82 -      7.82         495            0.63    1.25  -  1.25      28.25  -  28.25
       2002                              49      6.10 -      6.10         300            0.78    1.25  -  1.25     -22.82  - -22.82
       2001                              23      7.90 -      7.90         185            0.13    1.25  -  1.25     -15.50  - -15.50

(n) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
     VIP High Income
       2003                              63  $   9.39 - $    9.39  $      595            5.70%   1.25% - 1.25%      25.68% -  25.68%
       2002                              43      7.47 -      7.47         322            6.67    1.25  - 1.25        2.15  -   2.15
       2001                              21      7.32 -      7.32         151            0.05    1.25  - 1.25      -12.84  - -12.84
     VIP Index 500
       2003                             268      7.64 -      7.64       2,044            1.24    1.25  - 1.25       26.81  -  26.81
       2002                             215      6.02 -      6.02       1,298            0.69    1.25  - 1.25      -23.22  - -23.22
       2001 (o)                          68      7.85 -      7.85         530            0.07    1.25  - 1.25      -21.53  - -21.53
     VIP Investment Grade
      Bond
       2003                             203     12.65 -     12.65       2,565            3.24    1.25  - 1.25        3.89  -   3.89
       2002                             144     12.18 -     12.18       1,750            1.43    1.25  - 1.25        8.96  -   8.96
       2001                              27     11.18 -     11.18         298            0.05    1.25  - 1.25        7.10  -   7.10
     VIP Overseas
       2003                             127      7.78 -      8.08       1,015            0.71    1.25  - 1.25       41.58  -  41.58
       2002                             121      5.50 -      5.71         683            0.55    1.25  - 1.25      -21.28  - -21.28
       2001                              55      6.98 -      7.25         390            1.29    1.25  - 1.25      -22.16  - -22.16

Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
     Franklin Growth and
      Income Securities
       2003 (b)                         143     13.38 -     13.48       1,920            0.09    1.29  - 1.89       33.80  -  34.75
     Franklin Small Cap
      Value Securities
       2003 (b)                          65     14.53 -     14.65         954            0.01    1.29  - 1.99       45.31  -  46.53

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
       2003                             141  $  12.66 - $   12.77  $    1,795            0.06%   1.29% - 1.99%      26.59% -  27.65%
       2002                              <1      8.99 -      8.99          <1            0.00    1.35  - 1.35      -10.07  - -10.07
       2001(n)                            -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
     Templeton Asset Strategy
       2003                              37     11.42 -     11.42         425            2.57    1.25  - 1.25       30.31  -  30.31
       2002                              26      8.77 -      8.77         227            2.19    1.25  - 1.25       -5.58  -  -5.58
       2001                              14      9.29 -      9.29         129            0.66    1.25  - 1.25      -11.08  - -11.08
     Templeton Developing
      Markets Securities
       2003 (b)                          14     16.84 -     16.98         237            0.13    1.29  - 1.99       68.38  -  69.79
     Templeton Foreign
      Securities
       2003                             168      9.16 -     13.57       1,746            1.25    1.25  - 1.99       30.56  -  35.69
       2002                             110      7.02 -      7.02         773            1.54    1.25  - 1.25      -19.58  - -19.58
       2001                              45      8.73 -      8.73         393            2.23    1.25  - 1.25      -17.05  - -17.05

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
     VIT CORE Small Cap
      Equity
       2003                               -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2002                              <1      8.30 -      8.30          <1            0.00    1.25  - 1.25      -17.05  - -17.05
       2001(n)                            -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00

Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
     HSBC VI Cash
      Management
       2003 (c)                           -     10.24 -     10.24           -            0.20    1.25  - 1.25        0.31  -   0.31
       2002                             292     10.28 -     10.28       2,998            0.78    1.25  - 1.25       -0.44  -  -0.44
       2001                             105     10.32 -     10.32       1,085            2.45    1.25  - 1.25        1.30  -   1.30

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(c) For the period beginning January 1, 2003 and ended April 30, 2003

(n) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts (continued):
     HSBC VI Fixed Income
       2003 (c)                           -  $  11.46 - $   11.46  $       11            1.48%   1.25% - 1.25%       0.32% -   0.32%
       2002                             149     11.43 -     11.43       1,707            3.01    1.25  - 1.25        8.56  -   8.56
       2001                              51     10.53 -     10.53         539            2.64    1.25  - 1.25        3.09  -   3.09
     HSBC VI Growth
      & Income
       2003 (c)                           -      6.54 -      6.54           -            0.42    1.25  - 1.25        6.00  -   6.00
       2002                             281      6.17 -      6.17       1,734            0.29    1.25  - 1.25      -25.86  - -25.86
       2001                             183      8.33 -      8.33       1,523            0.45    1.25  - 1.25      -18.16  - -18.16

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
     LSA Aggressive
      Growth
       2003 (b)                          39     12.97 -     13.06         514            0.00    1.29  - 1.89       29.69  -  30.61
     LSA Equity Growth
       2003 (b)                          35     12.13 -     12.21         421            0.00    1.29  - 1.89       21.28  -  22.15
     LSA Mid Cap Value
       2003 (b)                          59     15.10 -     15.23         893            0.14    1.29  - 1.99       50.99  -  52.26

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
     MFS Bond
       2003                             122     12.95 -     12.95       1,578            5.88    1.25  - 1.25        7.97  -   7.97
       2002                             101     11.99 -     11.99       1,209            5.69    1.25  - 1.25        7.56  -   7.56
       2001 (o)                          18     11.15 -     11.15         204            0.91    1.25  - 1.25       11.50  -  11.50
     MFS Emerging Growth
       2003                               -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2002                              <1      3.48 -      3.48          <1            0.00    1.25  - 1.25      -65.19  - -65.19
       2001(n)                            -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
     MFS High Income
       2003                              15     10.97 -     10.97         168            4.45    1.25  - 1.25       16.48  -  16.48
       2002                              10      9.42 -      9.42          92            7.80    1.25  - 1.25        1.28  -   1.28
       2001                              10      9.30 -      9.30          96            1.80    1.25  - 1.25        0.79  -   0.79

(b) For the period beginning May 1, 2003 and ended December 31, 2003
(c) For the period beginning January 1, 2003 and ended April 30, 2003
(n) Although available in 2001, there was no activity until 2002
(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
     MFS Investors Trust
       2003                              88  $   7.60 - $    7.60  $      667            0.61%   1.25% - 1.25%      20.62% -  20.62%
       2002                              74      6.30 -      6.30         463            0.55    1.25  - 1.25      -21.95  - -21.95
       2001                              28      8.08 -      8.08         223            0.05    1.25  - 1.25      -19.22  - -19.22
     MFS New Discovery
       2003                              78      7.43 -      7.43         579            0.00    1.25  - 1.25       32.05  -  32.05
       2002                              66      5.63 -      5.63         372            0.00    1.25  - 1.25      -43.72  - -32.49
       2001                              19      8.34 -      8.34         161            0.00    1.25  - 1.25       -6.22  -  -6.22

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity
      (Class Y Shares)
       2003 (a)                          57     12.18 -     12.23         698            0.00    1.29  - 1.89       21.84  -  22.34
     Dividend Growth
      (Class Y Shares)
       2003 (a)                          75     12.21 -     12.26         919            1.16    1.29  - 1.89       22.10  -  22.60
     Equity (Class Y Shares)
       2003 (a)                          42     11.84 -     11.87         493            0.05    1.49  - 1.89       18.36  -  18.68
     European Growth
      (Class Y Shares)
       2003 (a)                          25     12.64 -     12.69         316            0.00    1.29  - 1.89       26.39  -  26.90
     Global Advantage
      (Class Y Shares)
       2003 (a)                           6     12.55 -     12.60          75            0.00    1.29  - 1.89       25.51  -  26.03
     Global Dividend Growth
      (Class Y Shares)
       2003 (a)                          25     12.92 -     12.97         325            0.00    1.29  - 1.89       29.18  -  29.71
     High Yield
      (Class Y Shares)
       2003 (a)                          37     11.29 -     11.33         415            3.47    1.29  - 1.89       12.85  -  13.31
     Income Builder
      (Class Y Shares)
       2003 (a)                          19     11.62 -     11.67         222            2.36    1.29  - 1.89       16.18  -  16.66
     Information
      (Class Y Shares)
       2003 (a)                           6     14.90 -     14.96          96            0.00    1.29  - 1.89       49.04  -  49.65

(a) For the period beginning July 1, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration
      (Class Y Shares)
       2003 (a)                          97  $   9.98 - $   10.02  $      968            1.65%   1.29% - 1.89%      -0.23% -   0.18%
     Money Market
      (Class Y Shares)
       2003 (a)                          71      9.90 -      9.94         701            0.19    1.29  - 1.89       -1.04  -  -0.64
     Pacific Growth
      (Class Y Shares)
       2003 (a)                          10     13.89 -     13.94         134            0.00    1.29  - 1.89       38.87  -  39.43
     Quality Income Plus
      (Class Y Shares)
       2003 (a)                          43     10.27 -     10.31         439            2.57    1.29  - 1.89        2.69  -   3.11
     S&P 500 Index
      (Class Y Shares)
       2003 (a)                         102     12.06 -     12.11       1,231            0.00    1.29  - 1.89       20.65  -  21.14
     Strategist
      (Class Y Shares)
       2003 (a)                          24     11.99 -     12.03         283            0.78    1.29  - 1.89       19.85  -  20.34
     Utilities (Class Y Shares)
       2003 (a)                          10     11.46 -     11.51         109            1.69    1.29  - 1.89       14.58  -  15.05

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
     Oppenheimer Aggressive
      Growth
       2003                             302      5.50 -      5.50       1,660            0.00    1.25  - 1.25       24.02  -  24.02
       2002                             290      3.29 -      4.43       1,284            0.57    1.25  - 1.25      -67.05  - -28.69
       2001                             137      6.22 -      6.22         853            0.54    1.25  - 1.25      -32.13  - -32.13
     Oppenheimer Bond
       2003                             121     12.33 -     12.33       1,494            5.37    1.25  - 1.25        5.44  -   5.44
       2002                             106     11.70 -     11.70       1,245            6.03    1.25  - 1.25        7.72  -   7.72
       2001 (o)                          26     10.86 -     10.86         280            2.71    1.25  - 1.25        8.57  -   8.57

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Capital
      Appreciation
       2003                             237  $   7.21 - $    7.21  $    1,711            0.33%   1.25% - 1.25%      29.31% -  29.31%
       2002                             187      5.58 -      5.58       1,041            0.52    1.25  - 1.25      -27.77  - -27.77
       2001                             108      7.72 -      7.72         833            0.04    1.25  - 1.25      -13.68  - -13.68
     Oppenheimer Global
      Securities
       2003                             109      9.08 -      9.08         988            0.60    1.25  - 1.25       41.24  -  41.24
       2002                              85      6.43 -      6.43         544            0.44    1.25  - 1.25      -23.11  - -23.11
       2001                              41      8.36 -      8.36         344            0.03    1.25  - 1.25      -16.37  - -16.37
     Oppenheimer High
      Income
       2003                              63     11.23 -     11.23         708            6.24    1.25  - 1.25       22.41  -  22.41
       2002                              52      9.18 -      9.18         481            8.89    1.25  - 1.25       -3.61  -  -3.61
       2001 (o)                          24      9.52 -      9.52         224            0.01    1.25  - 1.25       -4.80  -  -4.80
     Oppenheimer Main
      Street (d)
       2003                             494      8.26 -      8.26       4,078            0.83    1.25  - 1.25       25.14  -  25.14
       2002                             402      6.60 -      8.66       2,651            0.59    1.25  - 1.35      -13.43  - -19.81
       2001                             173      8.23 -      8.23       1,424            0.37    1.25  - 1.25      -11.29  - -11.29
     Oppenheimer Main Street
      Small Cap Growth
       2003                             119     10.19 -     10.19       1,217            0.00    1.25  - 1.25       42.56  -  42.56
       2002                              78      7.15 -      7.15         557            0.00    1.25  - 1.25      -16.80  - -16.80
       2001                              22      8.59 -      8.59         192            0.00    1.25  - 1.25       -1.61  -  -1.61
     Oppenheimer Strategic
      Bond
       2003                             277     13.22 -     13.22       3,661            5.75    1.25  - 1.25       16.60  -  16.60
       2002                             221     10.41 -     11.34       2,504            5.59    1.25  - 1.35        4.07  -   6.10
       2001                              96     10.68 -     10.68       1,029            2.27    1.25  - 1.25        3.53  -   3.53

(d) Previously known as Oppenheimer Main Street Growth & Income

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
     Oppenheimer Aggressive
      Growth (SC)
       2003 (b)                          50  $  12.36 - $   12.47  $      621            0.00%   1.29% - 1.99%      23.64% -  24.68%
     Oppenheimer Capital
      Appreciation (SC)
       2003 (b)                         121     12.26 -     12.32       1,486            0.00    1.29  - 1.99       22.64  -  23.23
     Oppenheimer Global
      Securities (SC)
       2003 (b)                          67     14.20 -     14.32         958            0.00    1.29  - 1.99       42.04  -  43.23
     Oppenheimer High
      Income (SC)
       2003 (b)                          57     12.93 -     13.04         734            0.00    1.29  - 1.99       29.30  -  30.39
     Oppenheimer Main
      Street (SC)
       2003 (b)                         226     12.61 -     12.71       2,858            0.00    1.29  - 1.99       26.07  -  27.13
     Oppenheimer Main
      Street Small Cap
      Growth (SC)
       2003 (b)                          70     14.63 -     14.75       1,023            0.00    1.29  - 1.99       46.32  -  47.55
     Oppenheimer Multiple
      Strategies (SC)
       2003 (b)                          54     13.07 -     13.18         711            0.00    1.29  - 1.99       30.67  -  31.76
     Oppenheimer Strategic
      Bond (SC)
       2003 (b)                         134     12.11 -     12.21       1,624            0.00    1.29  - 1.99       21.11  -  22.13

Investments in the Putnam
   Variable Trust
   Sub-Accounts:
     VT American Government
      Income
       2003                             784     12.05 -     12.61       9,849            4.22    1.25  - 1.65       -0.12  -   0.29
       2002                             880     12.06 -     12.57      11,047            1.88    1.25  - 1.65        7.51  -  20.62
       2001                             414     11.42 -     11.69       4,837            0.00    1.25  - 1.60        5.21  -  14.20
     VT Asia Pacific Growth
       2002 (i)                           -       N/A -       N/A           -            0.00    1.25  - 1.25         N/A  -    N/A
       2001                              22      7.19 -      7.19         156            0.00    1.25  - 1.25      -24.96  - -24.96

(b) For the period beginning May 1, 2003 and ended December 31, 2003
(i) For the period beginning January 1, 2002 and ended October 11, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
     VT Capital Appreciation
       2003                             135  $   7.24 - $    7.34  $      986            0.00%   1.25% - 1.65%      22.74% -  23.23%
       2002                             121      5.90 -      5.95         722            0.13    1.25  - 1.65      -41.02  - -23.32
       2001                              76      7.73 -      7.76         593            0.00    1.25  - 1.60      -22.72  - -14.99
     VT Capital Opportunities
       2003 (b)                         103     12.90 -     12.93       1,330            4.31    1.25  - 1.65       28.98  -  29.32
     VT Discovery Growth (e)
       2003                             357      4.47 -      4.53       1,614            0.00    1.25  - 1.65       29.83  -  30.35
       2002                             334      3.44 -      3.48       1,160            0.00    1.25  - 1.65      -65.56  - -30.46
       2001                             109      4.98 -      5.00         544            0.00    1.25  - 1.60      -50.24  - -31.65
     VT Diversified Income
       2003                             859     12.33 -     12.42      10,591            8.77    1.25  - 1.65       18.07  -  18.55
       2002                             842     10.40 -     10.52       8,757            8.27    1.25  - 1.65        4.58  -   5.20
       2001                             705      9.94 -      9.95       7,012            6.22    1.25  - 1.60       -0.51  -   2.21
     VT Equity Income
       2003 (b)                          35     12.02 -     12.05         424            0.96    1.25  - 1.60       20.20  -  20.49
     VT The George Putnam
      Fund of Boston
       2003                           1,347     10.40 -     12.07      14,344            2.13    1.25  - 1.89       15.58  -  20.72
       2002                           1,158      9.00 -      9.65      10,558            2.24    1.25  - 1.65       -9.89  -  -3.50
       2001                             804      9.99 -     11.37       8,132            1.90    1.25  - 1.60       -0.81  -  13.71
     VT Global Asset
      Allocation
       2003                             263      9.44 -     12.42       2,526            5.54    1.25  - 1.89       20.37  -  24.21
       2002                             190      7.52 -      7.84       1,481            1.94    1.25  - 1.65      -24.85  - -13.61
       2001                             201      8.73 -      9.08       1,826            0.73    1.25  - 1.60      -12.72  -  -9.66
     VT Global Equity
       2003                             803      5.00 -      7.37       5,760            1.04    1.25  - 1.65       27.10  -  27.62
       2002                           1,189      3.94 -      5.78       6,204            0.06    1.25  - 1.65      -60.63  - -23.37
       2001                             958      4.90 -      7.54       7,127            0.00    1.25  - 1.60      -50.96  - -30.65
     VT Growth and Income
       2003                           4,794      9.09 -     13.49      44,511            1.71    1.25  - 1.89       25.79  -  34.93
       2002                           4,839      7.23 -      7.95      35,398            1.54    1.25  - 1.65      -20.00  - -20.33
       2001                           4,244      9.98 -      9.04      38,584            1.33    1.25  - 1.65       -7.57  -  -0.17

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(e) Previously known as VT Voyager II

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
       2003                             585  $   4.13 - $    4.22  $    2,469            0.00%   1.25% - 1.65%     -58.72% -  21.52%
       2002                             587      3.47 -      3.48       2,038            0.00    1.25  - 1.60      -30.62  - -30.37
       2001                             698      4.98 -      5.01       3,478            0.00    1.25  - 1.60      -49.87  - -32.95
     VT Health Sciences
       2003                             657     10.60 -     11.28       6,848            0.52    1.25  - 1.99       12.78  -  16.91
       2002                             654      7.55 -      9.07       5,890            0.00    1.25  - 1.65      -24.46  - -21.34
       2001                             663      9.49 -     11.53       7,600            0.00    1.25  - 1.60      -20.76  -  -5.06
     VT High Yield
       2003                             583     11.25 -     13.33       6,667            8.96    1.25  - 1.89       24.96  -  33.33
       2002                             469      9.01 -      9.11       4,221           12.16    1.25  - 1.65       -8.89  -  -1.97
       2001                             415      9.12 -      9.19       3,807           10.36    1.25  - 1.60       -8.79  -   2.35
     VT Income
       2003                           1,643     10.42 -     12.04      19,661            4.43    1.25  - 1.99        3.12  -   4.20
       2002                           1,542     11.67 -     11.88      18,009            4.57    1.25  - 1.65        6.54  -  18.85
       2001                           1,019     10.96 -     11.12      11,167            3.96    1.25  - 1.60        5.95  -  11.18
     VT International Equity (f)
       2003                           1,062     10.42 -     13.37      10,943            0.85    1.25  - 1.89       26.92  -  33.70
       2002                           1,469      5.79 -      8.21      11,004            0.76    1.25  - 1.65      -19.03  - -18.70
       2001                           1,023      7.15 -     10.10      10,260            0.26    1.25  - 1.65      -28.46  - -21.61
     VT International Growth
      and Income
       2003                             246      8.94 -      9.95       2,436            1.93    1.25  - 1.65       35.58  -  36.13
       2002                             411      6.60 -      7.31       2,893            0.46    1.25  - 1.65      -34.04  - -14.85
       2001                             260      8.14 -      8.58       2,225            0.92    1.25  - 1.60      -21.80  - -18.65
     VT International New
      Opportunities
       2003                             249      5.17 -      8.68       2,125            0.38    1.25  - 1.65       31.01  -  31.54
       2002                             570      3.95 -      6.60       2,980            0.54    1.25  - 1.65      -60.50  - -14.71
       2001                             318      3.97 -      7.74       2,449            0.00    1.25  - 1.60      -60.32  - -29.57
     VT Investors
       2003                           2,373      6.85 -     12.98      16,229            0.39    1.25  - 1.89       25.55  -  29.80
       2002                           2,518      4.63 -      5.46      13,625            0.16    1.25  - 1.65      -53.73  - -24.83
       2001                           2,525      6.36 -      7.26      18,237            0.00    1.25  - 1.60      -36.40  - -25.72
     VT Mid Cap Value
       2003 (b)                         144     12.77 -     12.80       1,845            1.58    1.25  - 1.65       27.67  -  28.01

(b) For the period beginning May 1, 2003 and ended December 31, 2003
(f) Previously known as VT International Growth

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
     VT Money Market
       2003                           1,203  $   9.83 - $   10.87  $   12,668            0.48%   1.25% - 1.99%      -1.68% -  -0.75%
       2002                           1,042     10.45 -     10.95      11,329            1.40    1.25  - 1.65       -0.07  -   4.52
       2001                             992     10.58 -     10.96      10,855            3.58    1.25  - 1.60        2.47  -   5.80
     VT New Opportunities
       2003                           1,777      7.08 -     13.48      12,001            0.00    1.25  - 1.89       30.78  -  34.84
       2002                           1,875      3.36 -      5.41       9,650            0.00    1.25  - 1.65      -66.42  - -31.38
       2001                           1,963      4.68 -      7.89      14,891            0.00    1.25  - 1.60      -53.24  - -31.02
     VT New Value
       2003                             612     11.82 -     14.54       7,393            1.15    1.25  - 1.99       30.82  -  45.42
       2002                             615      9.04 -     10.11       5,632            0.89    1.25  - 1.65      -16.66  -   1.09
       2001                             430     10.84 -     13.59       4,707            0.51    1.25  - 1.60        2.02  -  35.90
     VT OTC & Emerging
      Growth
       2003                           1,311      2.91 -      4.61       4,642            0.00    1.25  - 1.65       33.48  -  34.02
       2002                             547      2.18 -      3.44       1,874            0.00    1.25  - 1.65      -78.20  - -33.07
       2001                             597      2.19 -      5.14       3,048            0.00    1.25  - 1.60      -78.11  - -46.38
     VT Research
       2003                             825      8.55 -     13.08       7,079            0.28    1.25  - 1.89       23.76  -  30.83
       2002                             874      5.85 -      6.91       6,005            0.56    1.25  - 1.65      -41.49  - -23.18
       2001                             752      8.24 -      9.00       6,749            0.25    1.25  - 1.60      -19.86  - -17.56
     VT Small Cap Value
       2003                             486     15.87 -     17.62       8,500            0.31    1.25  - 1.65       47.18  -  47.79
       2002                             473     10.78 -     11.92       5,621            0.21    1.25  - 1.65      -19.62  - -19.29
       2001                             349     13.41 -     14.77       5,150            0.01    1.25  - 1.65       16.65  -  34.11
     VT Technolgy
       2002 (i)                           -       N/A -       N/A           -            0.00    1.25  - 1.60         N/A  -    N/A
       2001                             246      3.55 -      3.57         880            0.00    1.25  - 1.60      -64.45  - -39.94
     VT Utilities Growth and
      Income
       2003                             434      8.21 -     14.04       3,606            3.48    1.25  - 1.89       23.27  -  40.45
       2002                             459      6.39 -      6.66       3,058            3.51    1.25  - 1.65      -36.08  - -25.04
       2001                             486      8.89 -      9.10       4,317            2.57    1.25  - 1.60      -23.30  -  -9.05
     VT Vista
       2003                           1,103      7.90 -     13.55       7,760            0.00    1.25  - 1.89       31.50  -  35.49
       2002                             798      3.78 -      6.00       4,734            0.00    1.25  - 1.65      -62.24  - -31.47
       2001                             853      5.56 -      8.76       7,388            0.00    1.25  - 1.60      -44.40  - -34.34
     VT Voyager
       2003                           2,878      8.10 -     12.39      22,995            0.35    1.25  - 1.89       23.35  -  23.87
       2002                           2,798      4.53 -      6.56      17,929            0.65    1.25  - 1.65      -27.75  - -27.45
       2001                           2,800      6.27 -      9.05      25,007            1.11    1.25  - 1.65      -37.28  - -23.39

(i) For the period beginning January 1, 2002 and ended October 11, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Scudder
   Variable Series I
   Sub-Accounts:
     21st Century Growth
       2003                              <1  $   7.83 - $    7.83  $        3            0.00%   0.70% - 0.70%      29.96% -  29.96%
       2002                               1      6.00 -      6.02           6            0.00    0.70  - 0.80      -41.72  - -41.66
       2001                              <1     10.30 -     10.32           5            0.00    0.70  - 0.80      -23.63  -   2.96
     Balanced
       2003                              <1     10.85 -     10.85           3            7.04    0.80  - 0.80       16.99  -  16.99
       2002                               1      9.27 -      9.27          11            1.12    0.80  - 0.80      -15.75  - -15.75
       2001                              <1     11.01 -     11.01           3            0.00    0.80  - 0.80       10.05  -  10.05
     Bond
       2003                               3     12.57 -     12.64          41            7.40    0.70  - 0.80        4.22  -   4.33
       2002                               1     12.06 -     12.11          16            4.08    0.70  - 0.80        6.79  -   6.90
       2001                               1     11.30 -     11.33           8            4.42    0.70  - 0.80       12.97  -  13.32
     Capital Growth
       2003                               -         - -         -           -            2.84    0.00  - 0.00        0.00  -   0.00
       2002                               1      7.22 -      7.22           4            0.14    0.80  - 0.80      -29.75  - -29.75
       2001                              <1     10.27 -     10.27           2            0.00    0.80  - 0.80        2.72  -   2.72
     Global Discovery
       2003                               -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2002                              <1      9.98 -      9.98           4            0.00    0.80  - 0.80      -20.53  - -20.53
       2001                              <1     12.56 -     12.56           2            0.00    0.80  - 0.80       25.57  -  25.57
     Growth and Income
       2003                               1      8.66 -      8.71           7            0.63    0.70  - 0.80       25.73  -  25.85
       2002                               2      6.89 -      6.92          13            0.58    0.70  - 0.80      -23.66  - -23.74
       2001                               1      9.03 -      9.06           7            1.42    0.70  - 0.80       -9.65  -  -9.37
     International
       2003                              <1      8.74 -      8.74           3            0.40    0.70  - 0.70       26.86  -  26.86
       2002                               1      6.86 -      6.89           7            0.62    0.70  - 0.80      -19.02  - -18.94
       2001                               1      8.47 -      8.50           5            0.67    0.70  - 0.80      -15.26  - -14.99
     Money Market
       2003                               1     11.43 -     11.43          12            1.50    0.80  - 0.80       14.33  -  14.33
       2002 (p)                           -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00
       2001 (p)                           -         - -         -           -            0.00    0.00  - 0.00        0.00  -   0.00

Investments in the Scudder
   Variable Series II
   Sub-Account:
     Growth
       2003                              <1      7.32 -      7.32           3            0.11    0.70  - 0.70       23.84  -  23.84
       2002                              <1      5.89 -      5.91           3            0.00    0.70  - 0.80      -41.08  - -29.90
       2001 (q)                          <1      8.41 -      8.44           3            0.00    0.70  - 0.80      -23.86  - -23.80

(p) Although available in 2001 and 2002, there was no activity until 2003
(q) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
     UIF Active International
      Allocation (Class II)
       2003 (g)                           -  $    N/A -   $   N/A  $        -            0.00%   0.00% - 0.00%         N/A -    N/A
     UIF Emerging Markets
      Debt (Class II)
       2003 (b)                          31     11.32 -     13.84         388            0.00    1.29  - 1.99        13.19 -  38.44
     UIF Emerging Markets
      Equity (Class II)
       2003 (a)                          17     14.85 -     14.91         259            0.00    1.29  - 1.89        48.51 -  49.12
     UIF Equity and Income
      (Class II)
       2003 (a)                           8     11.57 -     11.62          98            0.90    1.29  - 1.89        15.75 -  16.22
     UIF Equity Growth
      (Class II)
       2003 (a)                          36     11.67 -     11.71         426            0.00    1.29  - 1.89        16.67 -  17.15
     UIF Global Franchise
      (Class II)
       2003 (a)                          13     12.20 -     12.25         158            0.00    1.29  - 1.89        22.01 -  22.51
     UIF Mid Cap Growth
      (Class II)
       2003 (a)                          48     13.06 -     13.12         630            0.00    1.29  - 1.89        30.63 -  31.16
     UIF Small Company
      Growth (Class II)
       2003 (b)                          61     13.56 -     13.62         823            0.00    1.29  - 1.99        35.56 -  36.21
     UIF U.S. Mid Cap Value
      (Class II)
       2003 (a)                          87     13.35 -     13.41       1,166            0.00    1.29  - 1.89        33.54 -  34.08
     UIF U.S. Real Estate
      (Class II)
       2003 (b)                          56     12.79 -     14.48         769            0.00    1.29  - 1.99        27.85 -  44.79

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(g) For the period beginning May 1, 2003 and ended October 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
     LIT Comstock
       2003                             175  $  11.51 - $   11.51  $    2,015            0.84%   1.25% - 1.25%      29.36% -  29.36%
       2002                             118      8.89 -      8.89       1,047            0.57    1.25  - 1.25      -20.26  - -20.26
       2001                              39     11.15 -     11.15         433            0.00    1.25  - 1.25       -3.68  -  -3.68
     LIT Domestic Income
       2002 (j)                           -       N/A -       N/A           -           33.91    1.25  - 1.25         N/A  -    N/A
       2001 (o)                           7     11.24 -     11.24          81            0.07    1.25  - 1.25       12.37  -  12.37
     LIT Emerging Growth
       2003                             172      4.24 -      4.24         728            0.00    1.25  - 1.25       25.75  -  25.75
       2002                             139      3.37 -      3.37         467            0.35    1.25  - 1.25      -33.33  - -33.33
       2001                              65      5.05 -      5.05         330            0.05    1.25  - 1.25      -32.35  - -32.35
     LIT Government
       2003                              57     10.69 -     10.69         607            4.27    1.25  - 1.25        0.47  -   0.47
       2002 (k)                          47     10.64 -     10.64         496            0.00    1.25  - 1.25        6.42  -   6.42
     LIT Money Market
       2003                             193     10.31 -     10.31       1,987            0.58    1.25  - 1.25       -0.69  -  -0.69
       2002                             199     10.38 -     10.38       2,066            1.16    1.25  - 1.25       -0.05  -  -0.05
       2001 (o)                         129     10.38 -     10.38       1,344            2.60    1.25  - 1.25        3.81  -   3.81

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
     LIT Aggressive Growth
      (Class II)
       2003 (a)                          39     12.81 -     12.86         503            0.00    1.29  - 1.89       28.11  -  28.64
     LIT Comstock (Class II)
       2003 (a)                         278     12.47 -     12.53       3,479            0.00    1.29  - 1.89       24.75  -  25.25
     LIT Emerging Growth
      (Class II)
       2003 (b)                          73     11.71 -     11.85         864            0.00    1.29  - 1.99       17.12  -  18.53

(a) For the period beginning July 1, 2003 and ended December 31, 2003

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(j) On May 1, 2002 LIT Domestic Income merged into LIT Government

(k) For the period beginning May 1, 2002 and ended December 31, 2002

(o) For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                           For the year ended December 31,
                                   ------------------------------------------  ----------------------------------------------------
                                                 Accumulation
                                     Units      Unit Fair Value    Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)     Lowest to Highest     (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
     LIT Growth and Income
      (Class II)
       2003 (b)                         183  $  12.42 - $   13.33  $    2,373            0.00%   1.29% - 1.99%      24.23% -  33.26%
     LIT Money Market
      (Class II)
       2003 (l)                           4     10.00 -     10.00          40            0.00    1.29  - 1.29        0.00  -   0.00
Investments in the Wells Fargo
   Variable Trust
   Sub-Accounts:
     Wells Fargo VT Asset
      Allocation
       2003                              67      9.54 -      9.54         636            1.65    1.25  - 1.25       20.57  -  20.57
       2002                              54      7.92 -      7.92         431            2.40    1.25  - 1.25      -13.94  - -13.94
       2001                              13      9.20 -      9.20         120            1.68    1.25  - 1.25       -8.13  -  -8.13
     Wells Fargo VT Equity
      Income
       2003                              26      9.68 -      9.68         250            1.54    1.25  - 1.25       24.63  -  24.63
       2002                              24      7.77 -      7.77         184            1.93    1.25  - 1.25      -20.27  - -20.27
       2001                               8      9.74 -      9.74          82            1.56    1.25  - 1.25       -6.60  -  -6.60
     Wells Fargo VT Growth
       2003                              40      6.45 -      6.45         260            0.00    1.25  - 1.25       22.04  -  22.04
       2002                              20      5.29 -      5.29         108            0.10    1.25  - 1.25      -26.77  - -26.77
       2001                               5      7.22 -      7.22          35            0.02    1.25  - 1.25      -20.22  - -20.22

(b) For the period beginning May 1, 2003 and ended December 31, 2003

(l) For the period beginning December 31, 2003 and ended December 31, 2003

                                     PART C

                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The Financial Statements of Allstate Life Insurance Company of New York ("Allstate New York" or "Depositor") and Allstate Life of New York Separate Account A ("Separate Account") are filed in Part B of this Registration Statement

24B. EXHIBITS

The following exhibits correspond to those required by paragraph (b) of Item 24as to Exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3)(a) Form of Underwriting Agreement between Allstate New York and Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(b) Form of Administrative Services Agreement between Allstate New York and Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated April 26, 2000.)

(4)(a) Form of Contract (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-61698) dated May 25, 2001.)

(4)(b) Income Benefit Rider (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-61698) dated February 12, 2002).

(4)(c) Amendatory Endorsement to Add 5 and 7 year Guarantee Periods to Standard Fixed Account (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-61698) dated April 30, 2002).

(4)(d) Form of Allstate Advisor Plus Contract (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(e) Form of Enhanced Beneficiary Protection Rider B (Maximum Anniversary Value) (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(f) Form of Retirement Income Guarantee Rider 1 (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(g) Form of Retirement Income Guarantee Rider 2 (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(h) Form of Income Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(i) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(j) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(k) Form of Amendatory Endorsement for Grantor Trust (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(4)(l) Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 5 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated April 18, 2003.)

(4)(m) Form of TrueReturn Accumulation Benefit Rider (Previously filed in Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated December 22, 2003.)

(4)(n) Form of SureIncome Accumulation Benefit Rider filed herewith.

(4)(o) Form of Spousal Protection Benefit Rider filed herewith.

(4)(p) Form of Custodial Spousal Protection Benefit Rider filed herewith.

(5)(a) Form of Application for a Contract (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-61698) dated May 25, 2001.)

(5)(b) Form of Application for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(5)(c) Form of Application for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated December 22, 2003.)

(5)(d) Form of Application for Allstate Advisor Variable Annuity Contracts (October 1, 2004) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-61698) dated September 14, 2004).

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts filed herewith.


(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(6)(b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7) Not applicable

(8)(a) Form of Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated February 1, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company of New York ("LSA Participation Agreement") (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31,
2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31,
2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698)
dated October 31, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company of New York ("Van Kampen LIT Participation Agreement") (incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Fund, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(n) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 Registration Statement (File No. 333-61698) dated September 14, 2004.).

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-61698) dated May 25, 2001.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-61698) dated February 12,
2002).

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 5 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated April 18, 2003.)

(9)(e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated December 22, 2003.)

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated April 20, 2004.)

(9)(g) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-61698) dated September 14, 2004).

(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered filed herewith.

(10)(a) Consent of Independent Registered Public Accounting Firm filed herewith

(10)(b) Consent of Foley & Lardner, LLP filed herwith

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for Michael J. Velotta, Samuel H. Pilch, Vincent A. Fusco, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr., Margaret
G. Dyer, John C. Lounds, Kenneth R. O'Brien, John C. Pintozzi and Patricia W. Wilson (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-61698) dated May 25, 2001.)

(99)(b) Power of Attorney for Steven E. Shebik (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-61698) dated April 30, 2002).

(99)(c) Power of Attorney for Casey Sylla (Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated October 31, 2002.)

(99)(d) Power of Attorney for Phyllis Hill Slater (Previously filed in Post-Effective Amendment No. 5 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated April 18, 2003.)

(99)(e) Power of Attorney for Kevin R. Slawin (Previously filed in Post-Effective Amendment No. 7 to Registrant's Form N-4 Registration Statement (File No. 333-61698) dated April 20, 2004.)

(99)(f) Power of Attorney for John C. Pintozzi filed herewith


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and                               Position and Officer with
Principal Business Address*            Depositor of the Account


Marcia D. Alazraki                      Director
Vincent A. Fusco                        Director and Chief Operations
                                        Officer
Cleveland Johnson, Jr.                  Director
John C. Lounds                          Director and Vice President
Kenneth R. O'Brien                      Director
John C. Pintozzi                        Director and Assistant Vice President
John R. Raben, Jr.                      Director
Steven E. Shebik                        Director, Vice President and Chief
                                        Financial Officer
Phyllis Hill Slater                     Director
Kevin R. Slawin                         Director
Casey J. Sylla                          Director, Chairman of the Board,
                                        and President
Michael J. Velotta                      Director, Vice President, General
                                        Counsel and Secretary
Patricia W. Wilson                      Director and Vice President
Fred Amos                               Chief Administrative Officer
Eric A. Simonson                        Senior Vice President and Chief
                                        Investment Officer
Samuel H. Pilch                         Group Vice President and Controller
Michael B. Boyle                        Vice President
Thomas W. Evans                         Vice President
Dorothy E. Even                         Vice President
Marla G. Friedman                       Vice President
Karen C. Gardner                        Vice President
Anson J. Glacy, Jr.                     Vice President
Judith P. Greffin                       Vice President
John R. Hunter                          Vice President
Charles D. Mires                        Vice President
John Eric Smith                         Vice President
James P. Zils                           Treasurer
Errol Cramer                            Assistant Vice President and
                                        Appointed Actuary
Lawrence W. Dahl                        Assistant Vice President
Joanne M. Derrig                        Assistant Vice President and Chief
                                        Privacy Officer
Lisa J. Flanary                         Assistant Vice President
Douglas F. Gaer                         Assistant Vice President
Robert L. Park                          Assistant Vice President and Chief
                                        Compliance Officer
Barry S. Paul                           Assistant Vice President and
                                        Assistant Treasurer
Joseph P. Rath                          Assistant Vice President, Assistant
                                        General Counsel and Assistant Secretary
Timothy N. VanderPas                    Assistant Vice President
Scott Wright                            Assistant Vice President and
                                        Appointed Actuary
Richard Zaharias                        Assistant Vice President
Robert W. Birman                        Assistant Secretary
Doris J. Bryant                         Assistant Secretary
Paul N. Kierig                          Assistant Secretary
Mary J. McGinn                          Assistant Secretary
Nestor Almaria                          Assistant Treasurer
Lynn Cirrincione                        Assistant Treasurer
Trond K. Odegaard                       Assistant Vice President and
                                        Investment Risk Manager
Robert E. Transon                       Illustration Actuary

*The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge, New York 11788. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to the Form 10-K Annual Report of The Allstate Corporation March 11, 2004 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS


Allstate Advisor Plus Variable Annuity Contract:

As of December 1, 2004, there were 150 nonqualified contracts and 218 qualified contracts.


Putnam Allstate Advisor Plus Variable Annuity Contract:

As of December 1, 2004, there were 701 nonqualified contracts and 510 qualified contracts.



28. INDEMNIFICATION

The by-laws of both Allstate New York and Allstate Distributors, L.L.C. (Principal Underwriter), provide for the indemnification of their directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the respective company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C., principal underwriter, serves as principal underwriter to the following investment companies:

            Allstate Financial Advisors Separate Account I
            Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business       Positions and Offices
Address* of Each Such Person      with Underwriter

John E. Smith                     Chairman of the Board, Chief Executive Officer
                                  and Manager
Steven E. Shebik                  Manager
Robert A. Shore                   President, Financial Institutions Division
Karen C. Gardner                  Vice President
William D. Webb Jr.               Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief Privacy
                                  Officer
Maribel V. Gerstner               Assistant Vice President and Compliance
                                  Officer
Joseph P. Rath                    Vice President, General Counsel and Secretary
Michael J. Velotta                Assistant Secretary and Manager
Barry S. Paul                     Assistant Treasurer
James P. Zils                     Assistant Treasurer
Ronald A. Johnson                 Executive Vice President
DeeAnne Asplin                    Senior Vice President
Eric Alstrin                      Senior Vice President
Eric L. Baldwin                   Senior Vice President
Jason Bickler                     Senior Vice President
Bill Borst                        Senior Vice President
Jeff Churba                       Senior Vice President
Russ Cobler                       Senior Vice President
Evelyn Cooper                     Senior Vice President
Albert Dal Porto                  Senior Vice President
Gregg Ruvoli                      Senior Vice President
Andrea Schur                      Senior Vice President
Mike Scanlon                      Senior Vice President
Ralph Schmidt                     Senior Vice President
Peter Armstrong                   Vice President
Rebecca Bates                     Vice President
Warren A. Blom                    Vice President
L.Andrea Barfield Bolger          Vice President
Eugene Bolinsky                   Vice President
P.J. Bonfilio                     Vice President
Laurie Bricker                    Vice President
Joseph Carretta                   Vice President
Michael Cobianchi                 Vice President
Patrick Comer                     Vice President
Henry Conkle                      Vice President
Brian Connelly                    Vice President
John DeGeronimo                   Vice President
Diane Donnelly                    Vice President
Jeff Dunn                         Vice President
Russ Ergood                       Vice President
Michael Garofalo                  Vice President
Angus Harrup                      Vice President
Renee Hruska                      Vice President
Tony Hunter                       Vice President
Frank Johnson                     Vice President
Michael Jones                     Vice President
Brian Kelly                       Vice President
Gwenn Kessler                     Vice President
Asad Khan                         Vice President
George Knox                       Vice President
Don Lanham                        Vice President
Michael Lastrina                  Vice President
Michael Levy                      Vice President
Matt Linklater                    Vice President
Stephen A. Lipker                 Vice President
Matt Love                         Vice President
Thomas Mahoney                    Vice President
Ken McClintock                    Vice President
David McHugh                      Vice President
Michael Medina                    Vice President
Jeff Mount                        Vice President
Hugh C. Mueting                   Vice President
Brie Murray                       Vice President
Larry Nisenson                    Vice President
Karen K.M. Norrman                Vice President
Shane O'Brien                     Vice President
David Onan                        Vice President
Jeff Osterman                     Vice President
Briana Powell                     Vice President
Leslie Quinn                      Vice President
Kenneth Rapp                      Vice President
Ryan Regan                        Vice President
Angela Reynolds                   Vice President
Bob Riley                         Vice President
Victor Rohe                       Vice President
Ernie Schalansky                  Vice President
Merritt Schoff                    Vice President
Anne Serato                       Vice President
Troy V. Simmons                   Vice President
Deanna Smith                      Vice President
Ed Smith Jr.                      Vice President
Stu Smith                         Vice President
Ken Thomas                        Vice President
David Veale                       Vice President
Brian J. Wood                     Vice President
Amy C. Floyd                      Assistant Vice President



* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.


 (c) Compensation of Allstate Distributors, L.L.C.



 (1)                     (2)                     (3)                     (4)                (5)
                       Net Underwriting
Name of Principal      Discounts and     Compensation on                                  Brokerage
Underwriter            Commissions       Redemption                 Commissions           Compensation
- ---------------------------------------------------------------------

Allstate
Distributors            N/A                     N/A                     $0             N/A



30. LOCATION OF ACCOUNTS AND RECORDS

Allstate New York is located at 100 Motor Parkway, Hauppauge, New York
11788-5107.

The Principal Underwriter, Allstate Distributors, L.L.C., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES

None


32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and Circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 29th day of December, 2004.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                          (DEPOSITOR) By: /s/MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 29th day of December, 2004.


*/MARCIA D. ALAZRAKI                  Director
------------------------
Marcia D. Alazraki

*/VINCENT A. FUSCO                    Director and Chief Operations Officer
-------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.              Director
-------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                      Director and Vice President
-------------------------
John C. Lounds

*/KENNETH R. O'BRIEN                  Director
------------------------
Kenneth R. O'Brien

*/JOHN C. PINTOZZI                    Director and Assistant Vice President
------------------------
John C. Pintozzi

*/SAMUEL H. PILCH                     Controller and Group Vice President
---------------------                 (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN R. RABEN, JR.                  Director
-------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK                    Director, Vice President and Chief
------------------------              Financial Officer
Steven E. Shebik                      (Principal Financial Officer)

*/PHYLLIS HILL SLATER                 Director
----------------------
Phyllis Hill Slater

*/KEVIN R. SLAWIN                     Director
----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                      Director, Chairman of the Board and
------------------                    President
Casey J. Sylla                        (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                 Director, Vice President, General Counsel
-------------------                   and Secretary
Michael J. Velotta

*/PATRICIA W. WILSON                  Director and Vice President
----------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.



                                  EXHIBIT INDEX

Item No.               Description

(4)(n)            Form of SureIncome Accumulation Benefit Rider

(4)(o)            Form of Spousal Protection Benefit Rider

(4)(p)            Form of Custodial Spousal Protection Benefit Rider

(5)(e)            Form of Applications  for Allstate  Advisor  Variable  Annuity
                  Contracts


(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered

(10)(a)           Consent of Independent Registered Public Accounting Firm

(10)(b)           Consent of Foley & Lardner, LLP

(99)(f)           Power of Attorney for John C. Pintozzi